As filed with the Securities and Exchange Commission on April 30, 2007
Registration No. 333-88300
Registration No. 811-21095

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. [10]	☑
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. [18]	☑
(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT C
(Exact Name of Registrant)
ANNUITY INVESTORS LIFE INSURANCE COMPANY ®
(Name of Depositor)
P.O. Box 5423
Cincinnati, Ohio 45201-5423
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number (800) 789-6771

Copy to:
MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
Executive Vice President	Annuity Investors Life Insurance Company
and Secretary	P.O. Box 5423
Annuity Investors Life Insurance Company	Cincinnati, Ohio 45201-5423
P.O. Box 5423
Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)	KEVIN L. COONEY, ESQ. Frost Brown Todd LLC
2200 PNC Center, 201 East Fifth Street
Cincinnati, Ohio 45202-4182

Approximate Date of Proposed Public Offering: Continuous Offering
It is proposed that this filing will become effective (check appropriate box)
          ☐ immediately upon filing pursuant to paragraph (b) of rule 485
          ☑ on (May 1, 2007) pursuant to paragraph (b) of Rule 485
          ☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
          ☐ on (date) pursuant to paragraph (a)(1) of Rule 485
          ☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
          ☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered:	The Commodore Helmsman® Individual and Group Flexible Premium Deferred Annuities

ANNUITY INVESTORS VARIABLE ACCOUNT C
The Commodore Helmsman®
File No. 333-88300
Cross-Reference Sheet

Form N-4 Part A Item No.			Heading in Prospectus

1.	Cover Page		Cover Page

2.	Definitions		Definitions; Glossary of Financial Terms

3.	Synopsis		Expense Tables; Overview

4.	Condensed Financial Information

	(a)	Accumulation unit values	Condensed Financial Information, Appendix A

	(b)	Financial Statements	Financial Statements

5.	General Description of Registrant, Depositor and Portfolio Companies

	(a)	Depositor	Annuity Investors Life Insurance Company ®

	(b)	Registrant	The Separate Account

	(c)	Portfolio Companies	The Portfolios, Appendix B

	(d)	Prospectus	The Portfolios

	(e)	Voting	Voting Rights

	(f)	Administrator	Not Applicable

6.	Deductions and Expenses

	(a)	Deductions	Charges and Deductions

	(b)	Sales load	Not Applicable

	(c)	Special purchase plans	Not Applicable

	(d)	Commissions	Distribution of Variable Annuity Contracts

	(e)	Portfolio company expenses	Expense Tables; Expenses of the Portfolios

	(f)	Operating expenses	Expense Tables

7.	General Description of Variable Annuity Contracts

	(a)	Persons with rights	Persons with Rights Under a Contract; Voting Rights

	(b)	(i) Allocations of Premium Payments	Purchase Payments and Allocations to Investment Options

		(ii) Transfers	Transfers

		(iii) Exchanges	Additions, Deletions or Substitutions

	(c)	Changes in contracts or operations	Additions, Deletions or Substitutions

	(d)	Inquiries	How Do I Contact the Company?

	(e)	Frequent transfer risks	Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers; Appendix C

Form N-4 Part A Item No.			Heading in Prospectus

8.	Annuity Period		Annuity Benefit

9.	Death	Benefit	Death Benefit

10.	Purchases and Contract Values

	(a)	Purchases	Purchase Payments and Allocation to Investment Options — Allocations; Account Value; Glossary of Financial Terms

	(b)	Valuation	Account Value; Definitions; Glossary of Financial Terms; Charges and Deductions

	(c)	Daily calculation	Account Value; Accumulation Units; Definitions; Glossary of Financial Terms

	(d)	Underwriter	Distribution of Variable Annuity Contracts

11.	Redemptions

	(a)	By owner	Withdrawals and Surrenders

		By annuitant	Not Applicable

	(b)	Texas Optional Retirement Program	Texas Optional Retirement Program

	(c)	Check delay	Withdrawals and Surrenders

	(d)	Involuntary redemption	Termination

	(e)	Free look	Right to Cancel

12.	Taxes		Federal Tax Matters

13.	Legal Proceedings		Legal Proceedings

14.	Table of Contents for Statement of Additional Information		Statement of Additional Information

Form N-4 Part B Item No.			Heading in Prospectus or SAI (as indicated)

15.	Cover Page		(SAI) Cover Page

16.	Table of Contents		(SAI) Table of Contents

17.	General Information and History		(SAI) General Information and History

18.	Services

	(a)	Fees and expenses of registrant	(Prospectus) Expense Tables

	(b)	Management contracts	Not Applicable

	(c)	Custodian	Not Applicable

		Independent auditors	(SAI) Experts

	(d)	Assets of registrant	Not Applicable

	(e)	Affiliated persons	Not Applicable

	(f)	Principal underwriter	Not Applicable

19.	Purchase of Securities Being Offered

	(a)	Purchases	(Prospectus) Distribution of Variable Annuity Contracts

Form N-4 Part A Item No.			Heading in Prospectus

	(b)	Sales load	Not Applicable

	(c)	Frequent transfer arrangements	(Prospectus) Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers; Appendix C

20.	Underwriters		(Prospectus) Distribution of Variable Annuity Contracts

21.	Calculation of Performance Data

	(a)	Money market funded subaccounts	(SAI) Money Market Subaccount Standardized Yield Calculation

	(b)	Other Subaccounts	(SAI) Average Annual Total Return Calculation; Cumulative Total Return Calculation; Standardized Average Annual Total Return Date; Non Standardized Average Annual Total Return Data

22.	Annuity Payments		(Prospectus) Fixed Dollar Benefit; Variable Dollar Benefit; (SAI) Benefits Units-Transfer Formulas

23.	Financial Statements		(SAI) Financial Statements
Part C
Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
THE COMMODORE HELMSMAN®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
PROSPECTUS DATED MAY 1, 2007
This prospectus describes individual flexible premium deferred annuity contracts (the “Contracts”). Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.
The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors® Variable Account C (the “Separate Account”). The Contracts currently offer 51 Subaccounts. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a “Portfolio”). The Portfolios are listed below.

AIM Variable Insurance Funds	Janus Aspen Series
-AIM V.I. Capital Development Fund-Series II Shares	-Janus Aspen Series Balanced Portfolio-Service Shares
-AIM V.I. Core Equity Fund-Series I Shares	-Janus Aspen Series International Growth Portfolio-Service Shares
-AIM V.I. Financial Services Fund-Series I Shares	-Janus Aspen Series Large Cap Growth Portfolio-Service Shares
-AIM V.I. Global Health Care Fund -Series I Shares	-Janus Aspen Series Mid Cap Growth Portfolio-Service Shares
-AIM V.I. Government Securities Fund-Series II Shares	-Janus Aspen Series INTECH Risk-Managed Core Portfolio-Service Shares
-AIM V.I. Mid Cap Core Equity Fund-Series II Shares
-AIM V.I. Small Cap Equity Fund-Series I Shares	Neuberger Berman Advisers Management Trust
-AIM V.I. Utilities Fund-Series II	-Neuberger Berman AMT Fasciano Portfolio-Class S
-Neuberger Berman AMT Guardian Portfolio-Class S
American Century Variable Portfolios
-American Century VP Large Company Value Fund-Class II	Oppenheimer Variable Account Funds
-American Century VP Mid Cap Value Fund-Class II	-Oppenheimer Balanced Fund/VA-Service Shares
-American Century VP Ultra® Fund-Class II	-Oppenheimer Capital Appreciation Fund/VA-Service Shares
-American Century VP Vista SM Fund-Class I	-Oppenheimer Global Securities Fund/VA-Service Shares
-Oppenheimer Main Street Fund®/VA-Service Shares
Calamos®Advisors Trust	-Oppenheimer Main Street Small Cap Fund/VA-Service Shares
-Calamos Growth and Income Portfolio
PIMCO Variable Insurance Trust
Davis Variable Account Fund, Inc.	-PIMCO VIT High Yield Portfolio-Administrative Class
-Davis Value Portfolio	-PIMCO VIT Real Return Portfolio-Administrative Class
-PIMCO VIT Total Return Portfolio-Administrative Class
The Dreyfus Socially Responsible Growth Fund, Inc.-SS
Rydex Variable Trust
Dreyfus Stock Index Fund, Inc.-Service Shares	-Rydex VT Sector Rotation Fund

Dreyfus Investment Portfolios	Van Kampen-The Universal Institutional Funds, Inc.
-Dreyfus IP MidCap Stock Portfolio-Service Shares	-Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
-Dreyfus IP Technology Growth Portfolio-Initial Shares	-Van Kampen UIF Mid-Cap Growth Portfolio-Class I
-Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
Dreyfus Variable Investment Funds	-Van Kampen UIF U.S. Real Estate Portfolio-Class I
-Dreyfus VIF Appreciation Portfolio-Service Shares	-Van Kampen UIF Value Portfolio-Class I
-Dreyfus VIF Money Market Portfolio
Wilshire Variable Insurance Trust
Financial Investors Variable Insurance Trust	-Wilshire 2010 Moderate Fund
-Ibbotson Balanced ETF Asset Allocation Portfolio-Class II	-Wilshire 2015 Moderate Fund
-Ibbotson Conservative ETF Asset Allocation Portfolio-Class II	-Wilshire 2025 Moderate Fund

-Ibbotson Growth ETF Asset Allocation Portfolio-Class II	-Wilshire 2035 Moderate Fund
-Ibbotson Income /Growth ETF Asset Allocation Portfolio-Class II	-Wilshire 2045 Moderate Fund

Franklin Templeton Variable Insurance Products Trust
-Templeton Foreign Securities Fund-Class 2
The fixed investment options are provided through the Company’s Fixed Account. The Contracts currently offer 3 fixed investment options:
•	Fixed Accumulation Account

•	Three-Year Guaranteed Interest Rate Option

•	Seven-Year Guaranteed Interest Rate Option

This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.
A Statement of Additional Information (“SAI”), dated May 1, 2007 contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission (“SEC”). It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other documents filed with the SEC with respect to the Contracts, the Separate Account or the Company) at the SEC’s web site: http://www.sec.gov. The registration number is 333-88300. The table of contents for the SAI is printed on the last page of this prospectus.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
These securities may be sold by a bank or credit union, but are not financial institution products.
▪	The Contracts are Not FDIC or NCUSIF Insured

▪	The Contracts are Obligations of the Company and Not of the Bank or Credit Union

▪	The Bank or Credit Union Does Not Guarantee the Company’s Obligations Under the Contracts

▪	The Contracts Involve Investment Risk and May Lose Value

DEFINITIONS
The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.
Account Value
The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner’s interest in the Subaccounts and the Owner’s interest in the Fixed Account options.
Accumulation Period
The period during which purchase payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered, or on the Death Benefit Valuation Date.
Accumulation Unit
A share of a Subaccount that an Owner purchases during the Accumulation Period.
Accumulation Unit Value
The value of an Accumulation Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Accumulation Unit Values are calculated.
Annuity Commencement Date
The first day of the first payment interval for which an annuity benefit payment is to be made. For tax-qualified forms, the Annuity Commencement Date generally must be no later than the Contract anniversary following the Owner’s 70th birthday. For non-tax-qualified forms, the Annuity Commencement Date is generally the Owner’s 85th birthday, or five years after the Contract’s effective date, if later.
Benefit Payment Period
The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.
Benefit Unit
A share of a Subaccount that is used to determine the amount of each variable dollar payment during the Benefit Payment Period.
Benefit Unit Value
The value of a Benefit Unit at the end of a Valuation Period. See the Calculation of Benefit Payments and the Glossary of Financial Terms section of this prospectus for an explanation of how Benefit Unit Values are calculated.
Death Benefit Valuation Date
The date the death benefit is valued. It is the date that the Company receives both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.
Net Asset Value
The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio’s shares or units are redeemed in accordance with the rules of the SEC.
Net Investment Factor
The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms of this prospectus for an explanation of how the Net Investment Factor is calculated.

Owner
For purposes of this prospectus, references to Owner mean the owner of an individual annuity contract.
Valuation Date
A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.
Valuation Period
The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

EXPENSE TABLES
These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw amounts from the Contract, surrender the Contract, transfer cash value between investment options or borrow money under the Contract. Premium taxes may also be deducted.
Contract Owner Transaction Expenses

		Current		Maximum
Contingent Deferred Sales Charge (as a percentage of purchase payments only)		7.00%		7.00%
Transfer Fee		$25	*	$30
Automatic Program Transfer Fee		None		$30
Systematic Withdrawal Fee		None		$30
*This fee currently applies to transfers in excess of 12 in any Contract Year
Loan Interest Spread**	3.00%

**	The Loan Interest Spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to that portion of the Contract used to secure the loan.
The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Fee	$30
Separate Account Annual Expenses
(as a percentage of the average value of the Owner’s interest in the Subaccounts)

Mortality and Expense Risk Charge	1.25%
Administration Charge	0.15%

Total Separate Account Annual Expenses	1.40%
The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.
Total Annual Portfolio Operating Expenses
(expenses that are deducted from Portfolio assets, including management fees, distribution and service (12b-1) fees, acquired fund fees and other expenses)

	Minimum	Maximum
Before any fee reduction or expense reimbursement	0.52%	10.73%
After contractual fee reductions and/or expense reimbursements	0.52%	1.67%
The information about Portfolio expenses that the Company used to prepare this table was provided to the Company by the Portfolios. The Company has not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2006, except as noted below. Actual expenses of a Portfolio in future years may be higher or lower.

The maximum expenses shown in the table are the expenses of the Wilshire 2045 Moderate Fund (the “Wilshire Fund”). The Wilshire Fund is structured as a “fund of funds” and invests in other investment companies (the “Acquired Funds”). As a result, the Wilshire Fund will likely incur higher expenses than funds that invest directly in securities. The expenses shown in the table for the Wilshire Fund include fees and expenses of the Acquired Funds. The Wilshire Fund’s expenses before any reduction or reimbursement reflect the small asset base of the Wilshire Fund, which commenced operations on May 1, 2006. The Wilshire Fund’s expenses after reductions and/or reimbursements reflect that (1) its adviser has contractually agreed to waive management fees and/or reimburse expenses through April 30, 2008, so that the Wilshire Fund’s expenses, excluding the fees and expenses of the underlying funds in which the Wilshire Fund invests, will not exceed 0.50% and (2) two components (other expenses and expense reimbursements) of the Wilshire Fund’s total expenses were calculated as of April 10, 2007 to reflect asset growth in the Wilshire Fund since December 31, 2006.
Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table above), the annual contract maintenance fee and the Separate Account annual expenses (described in the second table above), and Portfolio operating expenses (described in the third table above). Your actual costs may be higher or lower than the costs shown in the examples.
Assumptions
•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.
•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.
•	The maximum Portfolio expenses before reimbursement (10.73%) or after reimbursement (1.67%) are incurred or the minimum Portfolio expenses (0.52%) are incurred.
•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.
•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
     (1) If you surrender your Contract at the end of the period:

	1 year	3 years	5 years	10 years
Maximum portfolio expenses before reimbursement
Maximum portfolio expenses after reimbursement
Minimum portfolio expenses
     (2) If you annuitize your Contract at the end of the period or keep your Contract for the entire period:

	1 year	3 years	5 years	10 years
Maximum portfolio expenses before reimbursement
Maximum portfolio expenses after reimbursement
Minimum portfolio expenses

FINANCIAL INFORMATION
Condensed Financial Information
Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. This information includes the following information:
•	year-end accumulation unit value for each Closed Subaccount from the end of the year of inception through December 31, 2006
•	number of accumulation units outstanding as of the end of each period.
Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.
OVERVIEW
What is the Separate Account?
The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount is invested in one of the Portfolios listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.
What Are the Contracts?
The Contracts are individual deferred variable annuities, which are insurance products. The Contracts are sold with a fee structure that is described in the Expense Tables of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the then available variable investment options and Fixed Account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a rate of interest declared from time to time by the Company, which will be no less than the minimum permitted under the law of the state when and where the Contract is issued. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.
During the Benefit Payment Period, payments can be allocated between variable dollar and fixed dollar options. If a variable dollar option is selected, Benefit Units can be allocated to any of the Subaccounts that are then available.
How Do I Purchase or Cancel a Contract?
The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within ten days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel is described in the Right to Cancel section of this prospectus.

Will Any Penalties or Charges Apply If I Make Withdrawals or Surrender a Contract?
A contingent deferred sales charge (“CDSC”) may apply to amounts withdrawn or surrendered depending on the timing and amount of the withdrawal or surrender. The maximum CDSC is 7% for each purchase payment. The CDSC percentage decreases to 0% after seven years from the date of receipt of each purchase payment. Withdrawal and surrender procedures and the CDSC are described in the Surrender and Withdrawals section of this prospectus. A penalty tax may also be imposed at the time of a withdrawal or surrender depending on your age and other circumstances of the withdrawal or surrender. Tax consequences of a withdrawal or surrender are described in the Federal Tax Matters section of this prospectus. The right to make withdrawals or surrender may be restricted prior to age 59 1/2 if the Contract is issued with a tax sheltered annuity endorsement or an employer plan endorsement.
What Other Charges and Deductions Apply to the Contract?
Other than the CDSC, the Company will charge the fees and charges listed below unless the Company reduces or waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:
▪	a transfer fee for certain transfers among investment options;
▪	an annual contract maintenance fee;
▪	a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be waived);
▪	an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts; and
▪	premium taxes, if any.
In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ended December 31, 2006 are described in the prospectuses and SAIs for the Portfolios.
How Do I Contact the Company?
Any questions or inquiries should be directed to the Company’s Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please include the Contract number and the Owner’s name. You may also contact us through our web site, www.gafri.com.

PORTFOLIOS
Portfolios
The Separate Account currently is divided into 51 Subaccounts. Each Subaccount invests in the corresponding Portfolio listed below. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio.
You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of purchase payments to, or transfers among, the Subaccounts.
There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment practices and/or policies of any of the Portfolios.
All dividends and capital gains distributed by the Portfolios are reinvested by the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to Owners.
The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

Portfolio	Adviser and Type of Fund
AIM Variable Insurance Funds
AIM V.I. Capital Development Fund Series II Shares	A I M Advisors, Inc. Mid cap growth
AIM V.I. Core Equity Fund Series I Shares	A I M Advisors, Inc. Large cap blend
AIM V.I. Financial Services Fund Series I Shares	A I M Advisors, Inc. Sector
AIM V.I. Global Health Care Fund Series I Shares	A I M Advisors, Inc. Sector
AIM V.I. Government Securities Fund Series II Shares	A I M Advisors, Inc. Equity fund
AIM V.I. Mid Cap Core Equity Fund Series II Shares	A I M Advisors, Inc. Mid cap growth
AIM V.I. Small Cap Growth Fund Series I Shares	A I M Advisors, Inc. Small cap growth
AIM V.I. Utilities Fund Series II Shares	A I M Advisors, Inc. Sector
American Century Variable Portfolios, Inc.
American Century VP Large Company Value Fund Class II Shares	American Century Investment Management, Inc. Large cap value
American Century VP Mid Cap Value Fund Class II Shares	American Century Investment Management, Inc. Mid cap value
American Century VP Ultra® Fund Class II Shares	American Century Investment Management, Inc. Large cap growth
American Century VP VistaSM Fund Class I Shares	American Century Investment Management, Inc. Mid cap growth

Portfolio	Adviser and Type of Fund
Calamos® Advisors Trust
Calamos Growth and Income Portfolio	Calamos Advisors LLC Convertibles
Davis Variable Account Fund, Inc.
Davis Value Portfolio	Davis Selected Advisers, L.P. Sub-Adviser—Davis Selected Advisers-NY, Inc. Large cap blend
Dreyfus Portfolios
Dreyfus Investment Portfolios Mid-Cap Stock Portfolio – Service Shares	The Dreyfus Corporation Mid cap blend
Dreyfus Investment Portfolios Technology Growth Portfolio – Initial Shares	The Dreyfus Corporation Sector
The Dreyfus Socially Responsible Growth Fund, Inc. – Services Shares	The Dreyfus Corporation Large cap growth
Dreyfus Stock Index Fund, Inc. – Service Shares	The Dreyfus Corporation Index Manager – Mellon Equity Associates (an affiliate of Dreyfus)
Large cap blend
Dreyfus Variable Investment Fund Appreciation Portfolio – Service Shares	The Dreyfus Corporation Sub-Adviser – Fayez Sarofim & Co. Large cap blend
Dreyfus Variable Investment Fund Money Market Portfolio	The Dreyfus Corporation Money market
DWS Investments VIT Funds
DWS Small Cap Index VIP Class A	Deutsche Asset Management, Inc. Sub-Adviser—Northern Trust Investments, N.A. Small cap blend
Financial Investors Variable Insurance Trust
Ibbotson Balanced ETF Asset Allocation Portfolio	ALPS Advisers, Inc. Sub-Adviser—Ibbotson Associates, Inc. Asset allocation
Ibbotson Conservative ETF Asset Allocation Portfolio	ALPS Advisers, Inc. Sub-Adviser—Ibbotson Associates, Inc. Asset allocation
Ibbotson Growth ETF Asset Allocation Portfolio	ALPS Advisers, Inc. Sub-Adviser—Ibbotson Associates, Inc. Asset allocation
Ibbotson Income and Growth ETF Asset Allocation Portfolio	ALPS Advisers, Inc. Sub-Adviser—Ibbotson Associates, Inc. Asset allocation
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign Securities Fund Class 2	Advisor—Templeton Investment Counsel, LLC Sub-Advisor—Franklin Templeton Investment Management Limited Foreign large cap value
Janus Aspen Series
Janus Aspen Series Balanced Portfolio Service Shares	Janus Capital Management LLC Balanced
Janus Aspen Series International Growth Portfolio Service Shares	Janus Capital Management LLC Foreign large cap growth

Portfolio	Adviser and Type of Fund
Janus Aspen Series Large Cap Growth Portfolio Service Shares	Janus Capital Management LLC Large cap growth
Janus Aspen Series Mid Cap Growth Portfolio Service Shares	Janus Capital Management LLC Mid cap growth
Janus Aspen Series INTECH Risk Managed Core Portfolio Service Shares	Janus Capital Management LLC Equity fund
Neuberger Berman Advisors Management Trust
Neuberger Berman AMT Fasciano Portfolio Class S	Advisor—Neuberger Berman Management Inc. Sub-Advisor—Neuberger Berman, LLC Equity fund
Neuberger Berman AMT Guardian Portfolio Class S	Advisor—Neuberger Berman Management Inc. Sub-Advisor—Neuberger Berman, LLC Equity fund
Oppenheimer Variable Account Funds
Oppenheimer Balanced Fund/VA Service Shares	OppenheimerFunds Balanced
Oppenheimer Capital Appreciation Fund/VA Service Shares	OppenheimerFunds Large cap growth
Oppenheimer Global Securities Fund/VA Service Shares	OppenheimerFunds Equity fund
Oppenheimer Main Street Fund®/VA Service Shares	OppenheimerFunds Large cap blend
Oppenheimer Main Street Small Cap Fund/VA Service Shares	OppenheimerFunds Small cap blend
PIMCO Variable Insurance Trust
PIMCO VIT High Yield Portfolio Administrative Class	Pacific Investment Management Company LLC Bond
PIMCO VIT Real Return Portfolio Administrative Class	Pacific Investment Management Company LLC Inflation-indexed bond
PIMCO VIT Total Return Portfolio Administrative Class	Pacific Investment Management Company LLC Intermediate term bond
Rydex Variable Trust
Rydex VT Sector Rotation Fund	Rydex Investments Sector
Van Kampen—The Universal Institutional Funds, Inc.
Van Kampen UIF Core Plus Fixed Income Portfolio Class I	Van Kampen(1) Intermediate term bond
Van Kampen UIF Mid Cap Growth Portfolio	Van Kampen(1) Mid cap growth
Van Kampen UIF U.S. Mid Cap Value Portfolio Class I	Van Kampen(1) Mid cap value
Van Kampen UIF U.S. Real Estate Portfolio Class I	Van Kampen(1) Specialty real estate
Van Kampen UIF Value Portfolio Class I	Van Kampen(1) Large cap value
Wilshire
Wilshire 2010 Moderate Fund	Wilshire Associates Incorporated Target maturity
Wilshire 2015 Moderate Fund	Wilshire Associates Incorporated Target maturity

Portfolio	Adviser and Type of Fund
Wilshire 2025 Moderate Fund	Wilshire Associates Incorporated Target maturity
Wilshire 2035 Moderate Fund	Wilshire Associates Incorporated Target maturity
Wilshire 2045 Moderate Fund	Wilshire Associates Incorporated Target maturity

(1) Morgan Stanley Investment Management Inc., which does business in certain instances using the name “Van Kampen,” serves as the investment advisor to the U.S. Mid Cap Value, Value, Core Plus Fixed Income and U.S. Real Estate Portfolios.
Each Ibbotson Portfolio and each Wilshire Portfolio listed in the table above is structured as a “fund of funds”. A “fund of funds” attempts to achieve its investment objective by investing in other investment companies (each, an “Acquired Fund”), which in turn invests directly in securities. Each Ibbotson Portfolio and each Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Ibbotson Portfolios and the Wilshire Portfolios will likely incur higher expenses than funds that invest directly in securities.
Additions, Deletions, or Substitutions of Portfolios
New Subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions so warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by us and that is not discriminatory. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar payments or transfers.
We may substitute the shares of a different portfolio or a different class of shares for shares held in a Portfolio. In the event of any addition, merger, combination or substitution, we may make such changes in the Contract as may be necessary or appropriate to reflect such event. Additions, mergers, combinations or substitutions may be due to an investment decision by the Company, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers the Portfolio. We will obtain approval of additions, mergers, combinations or substitutions from the SEC to the extent required by the Investment Company Act of 1940, as amended (“1940 Act”), or other applicable law. We will also notify you before we make a substitution.
If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

CHARGES AND DEDUCTIONS
Charges and Deductions By the Company
There are two types of charges and deductions by the Company. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, premium taxes (where applicable) and transfer fees. There are also charges assessed pro rata against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge and the administration charge.
Except as described below, the Company will never charge more to a Contract than the fees and charges described even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.
The Company reserves the right to change the amount of the transfer fee in the future, or the number of transfers that can be made without incurring the transfer fee, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrender and Withdrawals section of this prospectus, if in the Company’s discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals. The maximum amount of these charges and fees is described below.

Contingent Deferred Sales Charge (“CDSC”)
Purpose of Charge	Offset expenses incurred by the Company in the sale of the Contracts, including commissions paid and costs of sales literature.

Amount of Charge	Up to 7% of each purchase payment, depending on the number of years elapsed since receipt of the purchase payment.

Number of full years elapsed between date of receipt of purchase payment and date request for withdrawal or surrender received	0	1	2	3	4	5	6	7 or more

CDSC as a percentage of purchase payment withdrawn or surrendered	7%	7%	7%	6%	5%	4%	2%	0%

When Assessed		On surrender or withdrawal of purchase payments during the Accumulation Period.

Assessed Against What		Purchase payments only, not earnings. See the Surrender and Withdrawals section of this prospectus for information on order of withdrawal of purchase payments and earnings.

Waivers	▪	Free withdrawal privilege. See the Surrender and Withdrawals section for information.

	▪	In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

	▪	If the Contract is issued with a tax sheltered annuity endorsement: (i) upon separation from service if Owner has attained age 55 and the Contract has been in force for at least seven years; or (ii) after the Contract has been in force ten years or more.

	▪	Long term care waiver rider. See the Surrender and Withdrawals section for information.

	▪	If the Social Security Administration determines after the Contract is issued that the Owner is “disabled” as that term is defined in the Social Security Act of 1935, as amended.

	▪	If the spouse becomes Successor Owner. See the Account Value section for information.

	▪	Where required to satisfy state law.

Contract Maintenance Fee
Purpose of Charge	Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge	$30.00 per year.

When Assessed	During the Accumulation Period the charge is deducted on each anniversary of the effective date of the Contract, and at time of surrender. During the Benefit Payment Period a pro rata portion of the charge is deducted from each benefit payment.

Assessed Against What	Amounts invested in the Subaccounts and Fixed Account options. During the Accumulation Period, the charge is deducted pro rata from the Subaccounts and Fixed Account options in which the Contract has an interest on the date of the charge. During the Benefit Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment.

Waivers	▪ During the Accumulation Period if the Account Value is at least $40,000 on the date the charge is due.

▪ During the Benefit Payment Period if the amount applied to the annuity benefit is at least $40,000.

▪ If the Contract is issued with a tax sheltered annuity endorsement.

▪ In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

▪ During the Benefit Payment Period where required to satisfy state law.

Transfer Fee
Purpose of Charge	Offset cost incurred in administering the Contracts.

Amount of Charge	$25 for each transfer in excess of 12 in any contract year. The Company reserves the right to change the amount of this charge, or the number of transfers which can be made without incurring the charge at any time. The transfer fee will never exceed $30 for each transfer, and the number of transfers that can be made without a charge will never be fewer than 8.

When Assessed	During the Accumulation Period.

Assessed Against What	Deducted from amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

Administration Charge
Purpose of Charge	Offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts.

Waivers	May be waived or reduced in the Company’s discretion where the Company incurs reduced sales and servicing expenses.

Mortality and Expense Risk Charge
Purpose of Charge	Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts.

Waivers	None.
Premium Taxes
Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under applicable law.
Discretionary Waivers of Charges
The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the total amount of purchase payments to be received; and (2) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.
Expenses of the Portfolios
In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and Statement of Additional Information for each Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

PURCHASE PAYMENTS AND ALLOCATION TO INVESTMENT OPTIONS
Each Contract allows for an Accumulation Period during which purchase payments are invested according to the Owner’s instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrender or withdrawals, systematic withdrawal, or contract loans (if available). These withdrawal features are described more fully in the Surrender and Withdrawals and Contract Loans sections of this prospectus.
Purchase Payments
Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are:

	Tax-Qualified	Non-Tax-Qualified
Minimum initial purchase payment	$2,000	$10,000

Minimum monthly payment under periodic payment program	$ 50	Not Applicable

Minimum additional payments	$ 50	$ 100

Maximum single purchase payment	$1,000,000*or Company approval	$1,000,000* or Company approval

*	The maximum single purchase payment is $500,000 for issue ages above age 80 or Company approval.
The Company reserves the right to increase or decrease the minimum initial purchase payment, or the minimum monthly payment, or the minimum allowable additional purchase payment, or the maximum single purchase payment, at its discretion and at any time, where permitted by law.
Each purchase payment will be applied by the Company to the credit of the Owner’s account. If the application or order ticket is in good order, the Company will apply the initial purchase payment to an account for the Owner within two business days of receipt of the purchase payment. If the application or order ticket is not in good order, the Company will attempt to get the application or order ticket in good order within five business days. If the application or order ticket is not in good order at the end of this period, the Company will inform the purchaser of the reason for the delay and that the purchase payment will be returned immediately unless the purchaser specifically consents to the Company keeping the purchase payment until the application or order ticket is in good order. Once the application or order ticket is in good order, the initial purchase payment will be applied to the Owner’s account within two business days. During the right to cancel period, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner has instructed.
Each additional purchase payment is credited to a Contract as of the Valuation Date on which the Company receives the purchase payment and any related instructions are in good order. If any portion of the additional purchase payment is allocated to a Subaccount, it will be applied at the next Accumulation Unit Value calculated after we receive the purchase payment and related instructions in good order.
The Company may, in its sole discretion, restrict or prohibit the credit of purchase payments to any Fixed Account option or any Subaccount from time to time on a non-discriminatory basis.
Investment Options—Allocations
Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. See the Portfolios section of this prospectus for a listing and description of the currently available Subaccounts. Interests in the Subaccounts are securities registered with the Securities and Exchange Commission. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.

Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive a stated rate of interest, which will be no less than the minimum permitted under the law of the state when and where the Contract is issued. We may from time to time pay a higher current interest rate for a Fixed Account option. The interest rate credited to each purchase payment to the Fixed Accumulation Account will not be changed for at least 12 months after its allocation. Thereafter, it will not be changed more frequently than once per calendar quarter. The interest rate credited to an amount that is held under a Fixed Account guaranteed interest rate option will not be changed until the end of the guarantee period. The guarantee period is measured from the date that the amount is allocated or transferred to that option. Interest on amounts allocated to the Fixed Account options is earned daily. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company.
The Company may, in its sole discretion, restrict or prohibit allocations to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.
Your Contract contains more information about the Fixed Account options, including information about how and when interest rates are determined and changed and how and when interest is credited to amounts allocated to the Fixed Account options.
Fixed Account Options
The currently available Fixed Account options are:
Fixed Accumulation Account Option
Three-Year Guaranteed Interest Rate Option
Seven-Year Guaranteed Interest Rate Option
The current restrictions on allocations for either tax-qualified or non-tax-qualified Contracts are:

Minimum allocation to any Subaccount	$10

Minimum allocation to Fixed Accumulation Account	$10

Minimum allocation to Three- or Seven-Year Guaranteed Interest Rate Option or any other Fixed Account guaranteed period option which may be offered	$2,000 No amounts may be allocated to any guarantee period option which would extend beyond the Annuity Commencement Date.

Allocations to Seven-Year Guaranteed Interest Rate Option	For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, amounts may be allocated to the Seven-Year Guaranteed Interest Rate Option only during the first contract year.

Allocation during right to cancel period	No current restrictions, but the Company reserves the right to require that purchase payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period.
Principal Guarantee Program
An Owner may elect to have the Company allocate a portion of a purchase payment to the Seven Year Guaranteed Interest Rate Option such that, at the end of the seven year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the Seven Year Guaranteed Interest Rate Option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner’s instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000. The principal guarantee program is only available during the first contract year.
Renewal of Fixed Account Guaranteed Interest Rate Options
An amount that is allocated or transferred to a Fixed Account guaranteed interest rate option will mature at the end of the guarantee period. We will notify you of the date on which the amount matures and the Fixed Account options available at that time. When an amount matures, the Owner may elect to transfer it to any of the investment options then available under the Contract. Such an election must be made within the 30-day period ending on the date that the amount matures. If the Owner does not transfer the amount, then it will be applied to a new guarantee period under the same Fixed Account guaranteed interest rate option, if available to the Owner. The interest rate for the new guarantee period will be the then current rate for that option. If that option is not available, then the amount will be transferred to the Fixed Accumulation Account option. Such a transfer or renewal will be effective on the day after the amount matures.

TRANSFERS
Transfers
If allowed by the Company, in our sole discretion, during the Accumulation Period, an Owner may transfer amounts among Subaccounts, among Fixed Account options, and/or between Subaccounts and Fixed Account options by written request once each Valuation Period.
The current restrictions on transfers for either tax-qualified or non-tax-qualified Contracts are:

Minimum transfer to any Fixed Account guarantee period option	$2,000 No amounts may be transferred to a guarantee period option which would extend beyond the Annuity Commencement Date.

Maximum transfer from Fixed Account option other than Fixed Account guaranteed period option which is maturing	During any contract year, 20% of the Fixed Account option’s value as of the most recent contract anniversary.

Transfers to Seven-Year Guaranteed Interest Rate Option	For contracts issued after May 1, 2004 in states where the Company has received regulatory approval, amounts may be transferred to the Seven-Year Guaranteed Interest Rate Option only during the first contract year.

Other restrictions on transfers from Fixed Account options
▪      May not be made prior to first contract anniversary.
▪      Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of 6 months from the date of the original transfer.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer. We will process transfers at the Accumulation Unit Value calculated after we receive the transfer request in good order. The Company may, in its sole discretion, restrict or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.
Automatic Transfer Programs
During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771. There are risks involved in switching between investments available under the Contract.
Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee.

Minimum Account
Service	Description	Requirements	Limitations/Notes
Dollar Cost Averaging
Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.
	Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option to any Subaccount(s) other than the money market Subaccount, on a monthly or quarterly basis.	Source of funds must be at least $10,000. Minimum transfer is $500. When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers may not be made to any of the Fixed Account options, or to the money market Subaccount. The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

Portfolio Rebalancing Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatically transfer amounts among the Subaccounts and the Fixed Accumulation Account option to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.

Interest Sweep	Automatic transfers of the interest from any Fixed Account option(s) to any Subaccount(s).	Balance of each Fixed Account option selected must be at least $5,000. Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account Option’s value per year. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter. Interest sweep is not available from the Seven Year Guaranteed Interest Rate Option if the Principal Guarantee Program is selected.
Termination of Automatic Transfer Programs
The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days’ notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by U.S. or overnight mail, or by facsimile at 513-412-3766. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.
The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.

Telephone, Facsimile or Internet Transfers
Currently, instead of placing a request in writing, an Owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period by telephone at 1-800-789-6771, or via facsimile at 513-412-3766, or over the Internet through the Company’s web site at www.gafri.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company’s web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract Owners.
The Company will not be liable for complying with transfer instructions that the Company reasonably believes are genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, the Company will not be liable for refusing to comply with transfer instructions that we reasonably believe are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.
Transfer Restrictions Related to Active Trading Strategies
Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.
We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Appendix C to this prospectus contains more information about these processes and restrictions.

WITHDRAWALS AND SURRENDERS
Surrender and Withdrawals
An Owner may surrender a Contract in full or take withdrawals from a Contract during the Accumulation Period. A CDSC may apply on a surrender or withdrawal. The restrictions and charges on surrender and withdrawals are:

	Tax-Qualified	Non-Tax-Qualified
Minimum amount of withdrawal	$500

Minimum remaining Surrender Value after withdrawal	$500

Amount available for surrender or withdrawal (valued as of end of Valuation Period in which request for surrender or withdrawal is received by the Company)	Account Value subject to tax law and retirement plan restrictions on surrender and withdrawals	Account Value

Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2 (25% for SIMPLE IRAs in the first two years)

Contract maintenance fee on surrender	$30 (no CDSC applies to fee)

Contingent deferred sales charge (“CDSC”)	Up to 7% of purchase payments

Order of withdrawal for purposes of CDSC (order may be different for tax purposes)	First from purchase payments on “first-in, first-out” basis (CDSC may apply) and then from accumulated earnings (no CDSC applies)

*	The right to make withdrawals or surrender may be restricted if the Contract is issued with a tax sheltered annuity endorsement or an employer plan endorsement.
A surrender will terminate the Contract. Withdrawals are taken proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the withdrawal request, unless the Owner requests that the withdrawal be taken from a specific investment option. If you wish to specify the Subaccount(s) and/or Fixed Account option(s) from which you wish to make a withdrawal and the amount of the withdrawal to be taken from each specified Subaccount or Fixed Account option, you must include this information in your written request. A surrender or withdrawal is effective on the Valuation Date during which the Company receives the written request for surrender or withdrawal in good order, and will be processed at the next Accumulation Unit Value calculated after we receive the written request in good order. Payment of the amount surrendered or withdrawn may be delayed if the amount was paid to the Company by a check that has not yet cleared. As permitted under certain state laws, payment and processing of the amount surrendered or withdrawn from a Fixed Account option may be delayed for up to six months after receipt of the request for surrender or withdrawal. If we delay processing and payment, we will comply with applicable state law. Payment of the amount surrendered or withdrawn from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.
Free Withdrawal Privilege
The Company will waive the CDSC on withdrawals of 15% or less of all purchase payments received that have not been previously withdrawn and that would otherwise still be subject to a CDSC. No Free Withdrawal Privilege is available on surrender of a Contract. The Company reserves the right to reduce the Account Value by the amount of any CDSC waived on any withdrawal(s) taken within the six months preceding a request for a surrender. This is in addition to any other applicable deductions.
If the Free Withdrawal Privilege is not exercised during a contract year, it does not carry over to the next contract year.
Long-Term Care Waiver Rider
If a Contract is modified by the Long-Term Care Waiver Rider, a surrender or withdrawals may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. There is no charge for this rider, but it may not be available in all states.

Systematic Withdrawal
During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days’ notice must be given to make a change to any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.
Before electing a systematic withdrawal program, you should consult with a tax advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.
CONTRACT LOANS
Contract Loans
The Company may make loans to Owners of a Contract that is issued with a tax sheltered annuity endorsement or a governmental 457 plan endorsement, as allowed under tax law. Any such loans (including unpaid interest thereon) will be secured with an interest in the Contract. Loans may be taken only from the Fixed Accumulation Account. An amount equal to 110% of the loan requested must be in the Fixed Accumulation Account prior to taking the loan. If the Fixed Accumulation Account is insufficient, the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account and earn a fixed rate of interest applicable to loan collateral. If you do not designate any Subaccounts, the collateral for the loan will be moved from all the Subaccounts on a pro rata basis to the Fixed Accumulation Account. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges. If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract.
A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or a Fixed Account guaranteed interest rate option. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.
TERMINATION
Termination
The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the Owner the amount that would be due the Owner on a surrender.

OTHER INFORMATION AND NOTICES
Reports and Confirmations
At least once each contract year. we will mail reports of the Contracts Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of the Contract, whichever is first.
We will confirm receipt of any Purchase Payments made after the initial Purchase Payment in quarterly statements of account activity.
Householding — Revocation of Consent
Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”) may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771.
Owners who are currently receiving multiple copies of required documents may contact the Company at 1-800-789-6771 for additional information about householding.
Electronic Delivery of Required Documents
Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 for additional information about electronic delivery of documents.
Voting Rights
To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.
The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner’s percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.
The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.
The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount.
Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*	Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

ANNUITY BENEFIT
Annuity Benefit
An Owner may designate the Annuity Commencement Date and may change the date up to 30 days before annuity payments are scheduled to begin. If annuity payments begin, such payments will be in lieu of all other benefits under the Contract.
For non-tax qualified Contracts, unless the Company agrees otherwise, the Annuity Commencement Date cannot be later than the contract anniversary following the eighty-fifth (85th) birthday of the oldest Owner, or five years after the effective date of the Contract, whichever is later. For tax-qualified Contracts, unless the Company agrees otherwise, the Annuity Commencement Date cannot be later than the contract anniversary following the Owner’s seventieth (70th) birthday.
The amount applied to a settlement option to provide annuity payments generally will be the Account Value (less any outstanding loans) as of the end of the Valuation Period immediately preceding the Annuity Commencement Date.
The Owner generally may select any form of settlement option currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.
If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. Available options include fixed dollar payments, variable dollar payments, or a combination of variable and fixed dollar payments. If the Owner does not select a settlement option, the Company will apply the Account Value pro rata to a combination variable and fixed dollar payments for the life of the Annuitant with 10 years of payments assured, as described in the Settlement Options section of this prospectus.
DEATH BENEFIT
Death Benefit
A death benefit will be paid under a Contract if an Owner dies during the Accumulation Period. If a surviving spouse becomes the Successor Owner of the Contract, the death benefit will be paid following the death of the Successor Owner if he or she dies during the Accumulation Period. If a death benefit is paid, it will be in lieu of any other benefits under the Contract.
The death benefit will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.
Any applicable premium tax or other taxes not previously deducted, and any outstanding loans will be deducted from the death benefit amounts described below.
Death Benefit payments shall be made to the Beneficiary as payee. The Beneficiary will be the person on whose life any Death Benefit payments under a settlement option are based. Any payments that remain after the death of the Beneficiary would be paid to a contingent payee designated in a settlement option election made by the Owner, or if none then to a contingent payee designated by the Beneficiary, or if none then to the estate of the last payee.
Non-tax-qualified contracts also allow a Beneficiary that is a non-natural person to elect instead to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments of a death benefit. In that case, payments under a life option would be based on the life of the person to whom the Beneficiary is obligated, and any payments that remain after the death of a payee or contingent payee would revert to the Beneficiary.
The death benefit may be paid in a lump sum, or in any form of settlement option then available. The standard forms of settlement options are described in the Settlement Options section of this prospectus. An Owner may elect the form of payment of the death benefit at any time before his or her death. If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to form of settlement option is made, the Company will apply the death benefit pro rata to a combination of variable and fixed dollar payments for a fixed period of four years.
Death Benefit Amount
The determination of the Death Benefit Amount depends on the form of Contract in effect in your state of residence when the Contract was issued. For example, in 2003, the Company sought approval from the various states for a Contract and/or endorsement with revised provisions concerning the determination of the Death Benefit Amount (the “2003 Death Benefit Endorsement”). Please contact the Company if you have questions as to how to determine the Death Benefit Amount under your Contract.
Death Benefit Amount (Version 1)
This Version 1 of the Death Benefit Amount applies to:
1)	all Contracts issued in any state after May 1, 2006; and

2)	all Contracts issued prior to May 1, 2006 but after the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.
The Death Benefit Amount will equal the greatest of:
1)	the Account Value on the Death Benefit Valuation Date; or

2)	the total purchase payments, reduced proportionally for withdrawals; or

3)	the lesser of (a) the largest Account Value on any Contract anniversary before the Death Benefit Valuation Date and prior to any Owner’s 65th birthday, reduced proportionally for withdrawals taken after such value was reached, or (b) 200% of the total purchase payments, reduced proportionally for withdrawals.
The reduction for withdrawals will be in the same proportion that the Account Value was reduced on the date of the withdrawal.
Death Benefit Amount (Version 2)
This Version 2 of the Death Benefit Amount applies to all Contracts issued in any state before the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.
The Death Benefit Amount will equal the greatest of:
1)	the Account Value on the Death Benefit Valuation Date; or

2)	the total purchase payments, reduced proportionally for withdrawals; or

3)	the largest Account Value on any Contract Anniversary before the Death Benefit Valuation Date and prior to any owner’s 80th birthday, reduced proportionally for subsequent withdrawals.
The reduction for withdrawals will be in the same proportion that the Account Value was reduced on the date of the withdrawal.
[EXAMPLE OF DEATH BENEFIT WITH WITHDRAWALS]
Step Up in Value for Successor Owner
If your spouse becomes the Successor Owner of the Contract, the Account Value of the contract will be increased, as of the date that would have been the Death Benefit Valuation Date, to equal the amount of the death benefit which would have been payable if your spouse had not become the Successor Owner of the Contract. If the Account Value is increased under this provision, the Company will deposit the amount of the increase into the Fixed Accumulation Account Option. There is no additional charge associated with this feature.

If the death benefit which would have been payable is equal to the Account Value as of the date that would have been the Death Benefit Valuation Date, there will be no change in the Account Value of the Contract.
For purposes of determining the date that would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. Therefore, the date that would have been the Death Benefit Valuation Date will be the later of the date we receive Due Proof of Death of the Owner, or the date we receive a Successor Owner election, but never later than one year after the date of death of the Owner.
If your spouse becomes the Successor Owner of the Contract, any Contingent Deferred Sales Charge which would otherwise apply on surrender will be waived, except that if any additional purchase payments are paid by the Successor Owner, Contingent Deferred Sales Charges will apply as described in this Contract, to those additional purchase payments only.
Payment of Benefits
When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, the Company promises to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments are based on the Account Value and generally may be calculated and paid: (1) as variable dollar payments; (2) as fixed dollar payments; or (3) as a combination of both. There is no additional charge associated with the form of Death Benefit election. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company’s general account. However, only the amount of fixed dollar payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar payment may be less than the variable dollar base payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between variable dollar payments and fixed dollar payments are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after variable dollar payments have been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.
SETTLEMENT OPTIONS
Settlement Options
The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semiannual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.
The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted as described in the Commuted Values section of this prospectus.
The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.
Income for a Fixed Period: The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for death benefit settlement options only.)

Life Annuity with Payments for a Fixed Period: The Company will make periodic payments for a specified fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.
Joint and One-Half Survivor Annuity: The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.
Income for a Fixed Period, Not to Exceed Life Expectancy: The Company will make periodic payments for a fixed period equal to the life expectancy of the person on whose life benefit payments are based, as determined under life expectancy tables adopted by the Health Care Financing Administration. If this option is elected, the Contract is irrevocable and has no value that can be assigned, surrendered, loaned, commuted or withdrawn. The first payment will be paid as of the last day of the initial payment interval.
THE CONTRACTS
Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract. Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given State may depend on that State’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. The Contracts also may be modified as necessary to meet the requirements for inclusion as an investment option in the Texas Optional Retirement Program or other retirement program.
Right to Cancel
The Owner of a Contract may cancel it before midnight of the tenth day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. In addition, when required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during all or part of the right to cancel period. When required by state law, the right to cancel period may be longer than 10 days. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.
Persons With Rights Under a Contract
Owner: The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.
Joint Owners: There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit which becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.

Successor Owner: The surviving spouse of a deceased Owner may become a Successor Owner if the surviving spouse was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse to become a Successor Owner, the Owner must make an election prior to the Owner’s death, or the surviving spouse must make an election within one year of the Owner’s death.
Annuitant: The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.
Beneficiary: The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner’s estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.
Payee: Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.
Assignee: Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.
The Company is a wholly owned subsidiary of Great American Life Insurance Company® which is a wholly owned subsidiary of Great American Financial Resources®, Inc. (“GAFRI”), a publicly traded insurance holding company (NYSE: GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).
The Company may from time to time publish in advertisements, sales literature and reports to Owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s, and Fitch. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect A.M. Best Company’s opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
The Company and GAA are involved in various kinds of routine litigation which, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.
THE SEPARATE ACCOUNT
The Separate Account was established by the Company on November 7, 2001 as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company’s Board of Directors. The Separate Account is registered with the SEC under the 1940 Act as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.
The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company’s general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS
Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the contracts. Its business address is 525 Vine Street, Cincinnati, Ohio 45202. GAA is a wholly-owned subsidiary of Great American Financial Resources, Inc. and an affiliate of the Company.
The Contracts are sold by insurance agents who are also registered representatives of (1) GAA or (2) other broker-dealers that have entered into selling agreements with GAA. GAA and the other broker-dealers are registered under the Securities Exchange Act of 1934, and are members of the National Association of Securities Dealers, Inc. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.
The Company pays commissions to GAA for promotion and sale of the contracts. GAA retains the commissions for sales made through its registered representatives, or pays the commissions to other broker-dealers for sales made through their registered representatives. GAA and the other broker-dealers pay their registered representatives from their own funds. Commissions paid by us are calculated as a percentage of the purchase payments received for a contract or a percentage of the contract value (sometimes called a trail commission).
Commissions paid on the Contracts and payments for other services are not charged directly to you or your Account Value, but are charged indirectly through fees and charges imposed under the Contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from our general assets
Amounts paid by the Company to GAA for 2006, 2005 and 2004 were $950,210, $771,921 and $751,767, respectively, which amount includes compensation related to other contracts issued through Annuity Investors Variable Account C.
A Portfolio may compensate the Company or GAA for the distribution and operational services that the Company or GAA provides and the costs that it incurs in providing these services. For example, each business day, we aggregate all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submit one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners. GAA also maintains the distribution network that supports the sale of our variable annuity products that invest in the Portfolios. Payments from a Portfolio to the Company or GAA for these services may be made pursuant to (1) the Portfolio’s Rule 12b-1 plan, in which case the payments are deducted from the Portfolio’s assets or (2) service, administration, sub-transfer or similar agreements between the Company or GAA and the Portfolio’s investment adviser or its affiliate.

FEDERAL TAX MATTERS
This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.
The tax information provided in the prospectus and Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide information related to the sale and holding of the Contracts. As a taxpayer, you cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an independent attorney or tax advisor.
Tax Deferral on Annuities
Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when the Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Account Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the Owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.
Tax-Qualified Retirement Plans
Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Sections 401 (pension and profit sharing plans), 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities), and 457(g) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.
The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including individual retirement annuities (“IRAs”), you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits.
Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to a non-tax-qualified Contract are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to non-tax-qualified Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.
Individual Retirement Annuities
IRC Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer will not be includable in the gross income of the employee until the employee receives distributions from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

Roth IRAs
IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1/2, become disabled, or died, or for qualified first-time homebuyer expenses.
Tax-Sheltered Annuities
IRC 403(b) of the Code permits contributions to a “tax-sheltered annuity” or “TSA” for the employees of public schools and certain charitable, religious, educational and scientific organizations described in IRC Section 501(c)(3). TSA contributions and Contract earnings are generally not included in the gross income of the employee until the employee receives distributions from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, severs employment, becomes disabled, incurs a hardship, or dies. The Texas ORP or any other plan under which the Contract was purchased may impose additional restrictions.
Texas Optional Retirement Program
The Texas Optional Retirement Program (“ORP”) provides for the purchase of IRC 403(b) Tax-Sheltered Annuities with fixed employer and employee contributions. Amounts attributable to such contributions cannot be distributed until the employee terminates employment from all Texas public institutions of higher education, retires, attains age 70 1/2, or dies. Amounts attributable to employer contributions vest after one year of participation. Distributions require written certification from the employer of the employee’s vesting status and, if the employee is living and under age 70 1/2, the employee’s retirement or other termination from employment.
Pension, Profit–Sharing, and 401(k) Plans
IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the proposed plan documents and the Contract for their specific needs.
Roth TSAs and Roth 401(k)s
IRC Section 402A permits participants in certain TSA programs or 401(k) plans to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA or 401(k) plan are included in the participant’s taxable income as earned. Distributions are considered to come proportionally from contributions and earnings. Distributions attributable to contributions are tax-free. Distributions attributable to earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the Owner has attained age 59 1/2, become disabled, or died. Amounts attributable to Roth TSA and Roth 401(k) contributions are subject to the same distribution restrictions that apply to other amounts attributable to TSA or 401(k) contributions made under a salary reduction agreement. The plan may impose additional restrictions.
Governmental Deferred Compensation Plans
State and local government employers may purchase annuity contracts to fund deferred compensation plans for the benefit of their employees described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1/2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions.
Nonqualified Deferred Compensation Plans
Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include deferred compensation plans of non-governmental tax-exempt employers described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, benefits payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules
The following chart summarizes the basic income tax rules governing tax-qualified and non-tax-qualified Contracts.

	Tax-Qualified Contracts and Employer Plans	Basic Non-Tax-Qualified Contracts

Plan Types	▪ IRC §401 (Pension, Profit-Sharing, 401(k))	IRC §72 only
▪ IRC §403(b) (Tax-Sheltered Annuities)
▪ IRC §408 (IRA, SEP, SIMPLE IRA)
▪ IRC §408A (Roth IRA)
▪ IRC §402A (Roth TSA or Roth 401(k))
▪ IRC §457
▪ IRC §409A (Nonqualified Deferred Compensation)

Who May Purchase a Contract	Natural person, employer, or employer plan. Nonqualified deferred compensation plans will generally lose tax-deferred status of Contract itself.	Anyone. Non-natural person may purchase but will generally lose tax-deferred status.

Restrictions on Distributions	Distributions from tax-qualified Contracts may be restricted to meet requirements of the Internal Revenue Code and/or terms of the retirement plan.	None.

Taxation of Surrenders	If there is an after-tax “investment in the contract,” a pro rata portion of the amount surrendered is taxable income based on the ratio of “investment in the contract” to Account Value. Usually, 100% of distributions from a qualified plan must be included in taxable income because there were no after-tax contributions and therefore no “investment in the contract.” Distributions from §408A Roth IRA or §402A Roth TSA or Roth 401(k) are completely tax free if certain requirements are met.	Account Value in excess of “investment in the contract” is included in taxable income. Generally, the “investment in the contract” will equal the sum of all purchase payments less prior non-taxable withdrawals. Surrenders are deemed to come from earnings first, and “investment in the contract” last.

For a Contract purchased through a IRC §1035 exchange that includes contributions made before August 14, 1982, withdrawals are not taxable until those contributions have been returned in full.

Taxation of Benefit Payments (annuity benefit payments or death benefit payments)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a §408A Roth IRA or §402A Roth TSA or Roth 401(k) are completely tax free if certain requirements are met.

Taxation of Lump Sum Death Benefit	Taxed to recipient generally in same manner as full surrender.

Possible Penalty Taxes for Surrenders and Benefit Payments Before Age 59 1/2	Taxable portion of payments made before age 59 1/2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans or §409A nonqualified deferred compensation plans. Other exceptions may apply.	Taxable portion of payments made before age 59 1/2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment of Contract/Transfer of Ownership	Assignment and transfer of Ownership generally not permitted.	Generally, deferred earnings taxable to transferor on transfer or assignment; transferee’s “investment in the contract” is increased by same amount. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plan Contracts are subject to 20% mandatory withholding on taxable portion unless direct rollover. Distributions under nongovernmental §457(b) plan, 457(f) plan, and nonqualified deferred compensation plan are subject to wage withholding. For all other payments, Payee may elect to have taxes withheld or not.	Generally, Payee may elect to have taxes withheld or not.

CALCULATION OF BENEFIT PAYMENTS
Fixed Dollar Payments
Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, applicable premium taxes or any other applicable amounts) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. This amount is then reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.
For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit payment factors based on annuity 2000 mortality tables for blended lives (60% female/40% male) with interest at 1% per year, compounded annually. For other tax-qualified Contracts the Company uses 1983 annuity mortality tables for blended lives (60% female/40% male) with interest at 2% per year, compounded annually. For other non-tax-qualified Contracts, the Company uses 1983 annuity mortality tables for male and female lives with interest at 2% per year, compounded annually. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for the Company’s standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.
Variable Dollar Payments
The variable dollar base payment is the amount it would be if it were a fixed dollar payment calculated at the Company’s minimum guaranteed settlement option factors.
The amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base payment includes a fixed rate of interest, payments will be less than the base payment if the net investment performance of the applicable Subaccounts is less than that rate of interest. Payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is greater than that rate of interest.
The amount of each payment is the sum of the payment due for each Subaccount selected. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount, as of the end of the fifth Valuation Period preceding the due date of the payment.
Each variable dollar payment is reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period.
The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the variable dollar base payment among the Subaccount(s) selected in the percentages indicated by the Owner (or Payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.
Commuted Values
After receiving benefits under a Contract for at least 5 years, the person entitled to payments may elect to receive a lump-sum commuted value of the remaining benefit payments. The commuted value is less than the sum of payments not made because those payments include interest. The commuted value at any time is an amount equal to the payments not yet made under the settlement option less interest from the date of each payment not yet made. The interest rate used to calculate the commuted value of payments may not be the same interest rate originally used to establish the payments under the settlement option. The Company will, upon request, provide information on the then current commuted value, if any, of any non-life contingent settlement option elected.

Payments contingent on life may not be commuted. A Beneficiary may not commute payments under a settlement option elected by the Owner.
GLOSSARY OF FINANCIAL TERMS
The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.
Account Value
The value of a Contract during the Accumulation Period is referred to as the “Account Value.” The Account Value at any given time is the sum of (1) the value of the Owner’s interest in the Fixed Account options as of that time; and (2) the value of the Owner’s interest in the Subaccounts as of that time. The value of the Owner’s interest in the Subaccounts at any time is equal to the sum of the number of Accumulation Units for each Subaccount attributable to that Contract multiplied by the Accumulation Unit Value for the applicable Subaccount at the end of that Valuation Period. The Account Value at any time is net of any charges, deductions, withdrawals, surrender, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.
Accumulation Units
Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.
Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:
▪	transfer from a Subaccount

▪	surrender or withdrawal from a Subaccount

▪	payment of a death benefit

▪	application of the amounts in a Subaccount to a settlement option

▪	deduction of the contract maintenance fee

▪	deduction of a transfer fee
Accumulation Unit Value: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.
After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.
A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.
Benefit Unit Value: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.
The Benefit Unit Value for a Subaccount at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current

Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate which is already incorporated in the calculation of variable dollar payments.
Net Investment Factor: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:
NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and
NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.
In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

PERFORMANCE INFORMATION
From time to time, the Company may advertise yields and/or total returns for the Subaccounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the Statement of Additional Information.
Yield Data
The “yield” of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The “effective yield” of the money market Subaccount is the same as the “yield” except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company only advertises yields for the money market Subaccount.
Total Return Data
The Company may advertise two types of total return data: “average annual total return” and “cumulative total return.” Average annual total return is presented in both standardized and non-standardized form. “Standardized” total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The contingent deferred sales charge (“CDSC”) reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented assuming the purchase payment was received on the first day of the period presented. “Non-standardized” total return data does not reflect the deduction of CDSCs and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form.
Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges. Total return data will be higher for a Contract without any optional features than for a Contract with such features. “Average annual total return” is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods.
If average annual total return data is hypothetical, it reflects performance for a period of time before the Subaccount commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.
“Cumulative total return” is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Subaccount commenced operations.
Other Performance Measures
The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue’s Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor’s Indices, Dow Jones Industrial Average, and Morningstar.
The Company may also:
▪	compare the performance of a Subaccount with applicable indices and/or industry averages;

▪	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

▪	compare investment return on a tax-deferred basis with currently taxable investment return;

▪	illustrate investment returns by graphs, charts, or otherwise

THE REGISTRATION STATEMENT
The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the SEC’s web site http://www.sec.gov. The registration number for the Registration Statement is 333-88300.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:
Copies of the Statement of Additional Information dated May 1, 2007 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our web site www.gafri.com to request a copy.

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Address:

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APPENDIX A: CONDENSED FINANCIAL INFORMATION

Standard Accumulation	Standard Accumulation
Unit Value	Units Outstanding	Year
AIM V.I. Capital Development Fund-Series II Shares
17.397009	49,305.901	12/31/06
15.176355	9,744.322	12/31/05
14.085962	7,531.439	12/31/04
12.393289	2,822.119	12/31/03
9.305544	20.637	12/31/02
AIM V.I. Core Equity Fund-Series I Shares
10.812798	24,249.711	12/31/06
AIM V.I. Financial Services Fund-Series I Shares
15.628052	13,322.414	12/31/06
13.611324	9,674.333	12/31/05
13.034092	7,185.229	12/31/04
12.163423	2,896.565	12/31/03
9.517996	723.758	12/31/02
AIM V.I. Global Health Care Fund-Series I Shares
13.829114	85,818.767	12/31/06
13.327383	30,012.123	12/31/05
12.497716	18,980.246	12/31/04
11.782958	8,001.299	12/31/03
9.350166	873.440	12/31/02
AIM V.I. Government Securities Fund-Series II Shares
10.577119	24,490.949	12/31/06
10.386363	19,096.109	12/31/05
10.387340	13,498.822	12/31/04
10.301240	10,429.013	12/31/03
10.349547	161.630	12/31/02
AIM V.I. Mid Cap Core Equity Fund-Series II Shares
16.079023	18,156.969	12/31/06
14.693181	12,784.322	12/31/05
13.891676	9,428.947	12/31/04
12.405251	5,141.986	12/31/03
9.900183	880.035	12/31/02
AIM V.I. Small Cap Equity Fund-Series II Shares
12.511427	4,619.128	12/31/06
10.833971	600.688	12/31/05
10.176734	9.860	12/31/04
AIM V.I. Small Cap Growth Fund-Series I Shares
16.998228	10,020.286	12/31/06
15.105041	17,970.659	12/31/05
14.562890	11,320.303	12/31/04
12.967422	3,810.932	12/31/03
9.854309	390.707	12/31/02
AIM V.I. Utilities Fund-Series II Shares
16.747843	78,449.100	12/31/06
13.560705	12,876.573	12/31/05
11.799746	3,448.464	12/31/04

Standard Accumulation	Standard Accumulation
Unit Value	Units Outstanding	Year
American Century VP Large Company Value Fund-Class II Shares
12.742340	24,716.142	12/31/06
10.788646	3,344.811	12/31/05
10.362008	9.860	12/31/04
American Century VP Mid Cap Value Fund-Class II Shares
13.455651	10,031.498	12/31/06
11.350424	6,503.783	12/31/05
10.530944	11.390	12/31/04
American Century VP Ultra® Fund-Class II Shares
9.940157	3,977.971	12/31/06
10.434491	2,506.898	12/31/05
10.377323	9.850	12/31/04
American Century VP Vista SM Fund -Class I Shares
11.918299	22,257.474	12/31/06
11.088360	1,985.344	12/31/05
10.399373	0.000	12/31/04
Dreyfus IP Technology Growth Portfolio-Initial Shares
10.684409	15,079.007	12/31/06
10.388053	497.463	12/31/05
10.151024	0.000	12/31/04
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares
13.318763	26,560.304	12/31/06
12.396866	15,657.483	12/31/05
12.164604	7,235.683	12/31/04
11.645424	1,981.213	12/31/03
9.390119	560.157	12/31/02
Dreyfus Stock Index Fund, Inc.-Service Shares
15.505594	588,608.021	12/31/06
13.649522	534,136.515	12/31/05
13.255133	400,650.452	12/31/04
12.181740	185,677.680	12/31/03
9.646019	2,758.163	12/31/02
Dreyfus VIF Appreciation Portfolio-Service Shares
13.779847	33,183.896	12/31/06
12.025882	29,869.988	12/31/05
11.713889	27,280.049	12/31/04
11.336144	18,453.983	12/31/03
9.513308	2,001.150	12/31/02
Dreyfus VIF Money Market Portfolio
1.028959	140,143.138	12/31/06
0.998347	116,327.670	12/31/05
0.986328	214,563.135	12/31/04
0.992455	179,328.613	12/31/03
0.999409	531.650	12/31/02
Janus Aspen Series Balanced Portfolio-Service Shares
13.691550	116,859.761	12/31/06
12.575656	102,587.598	12/31/05
11.846272	71,391.016	12/31/04
11.094077	41,791.322	12/31/03
9.891881	3,946.607	12/31/02

Standard Accumulation	Standard Accumulation
Unit Value	Units Outstanding	Year
Janus Aspen Series International Growth Portfolio-Service Shares
19.638980	34,502.644	12/31/06
13.583222	4,042.915	12/31/05
10.440624	0.940	12/31/04
Janus Aspen Series Large Cap Growth Portfolio-Service Shares
14.219388	26,926.954	12/31/06
12.976116	18,826.052	12/31/05
12.652132	10,812.813	12/31/04
12.313993	4,608.343	12/31/03
9.495808	1,119.714	12/31/02
Janus Aspen Series Mid Cap Growth Portfolio-Service Shares
18.899114	13,105.638	12/31/06
16.916034	8,733.851	12/31/05
15.313707	5,249.290	12/31/04
12.891285	3,210.704	12/31/03
9.699616	39.899	12/31/02
Janus Aspen Series INTECH Risk-Managed Core Portfolio-Service Shares
12.252057	6,411.530	12/31/06
11.217559	4,637.372	12/31/05
10.257083	9.910	12/31/04
Neuberger Berman AMT Fasciano Portfolio-Class S
14.143428	13,233.721	12/31/06
13.628047	11,682.383	12/31/05
13.431931	6,767.693	12/31/04
12.176094	3,161.583	12/31/03
9.872126	359.457	12/31/02
Neuberger Berman AMT Guardian Portfolio-Class S
16.603619	36,583.825	12/31/06
14.899168	16,277.456	12/31/05
13.971622	7,813.723	12/31/04
12.262935	1,597.413	12/31/03
9.463727	82.118	12/31/02
Oppenheimer Balanced Fund/VA-Service Shares
15.134385	34,481.046	12/31/06
13.845465	22,442.978	12/31/05
13.544122	9,737.840	12/31/04
12.510784	2,572.851	12/31/03
10.174161	446.222	12/31/02
Oppenheimer Capital Appreciation Fund/VA-Service Shares
14.612162	27,015.172	12/31/06
13.761888	27,584.174	12/31/05
13.309588	16,353.615	12/31/04
12.660665	4,492.715	12/31/03
9.823242	148.717	12/31/02
Oppenheimer Global Securities Fund/VA-Service Shares
20.189203	43,587.810	12/31/06
17.445602	23,060.748	12/31/05
15.511618	12,682.808	12/31/04
13.233117	4,319.900	12/31/03
9.392389	1,238.596	12/31/02

Standard Accumulation	Standard Accumulation
Unit Value	Units Outstanding	Year
Oppenheimer Main Street Fund ® /VA-Service Shares
12.208666	29,384.725	12/31/06
10.789249	15,088.205	12/31/05
10.347969	190.441	12/31/04
Oppenheimer Main Street Small Cap Fund/VA-Service Shares
19.468156	48,567.463	12/31/06
17.219550	30,309.279	12/31/05
15.917104	17,182.645	12/31/04
13.544731	3,814.568	12/31/03
9.521600	320.355	12/31/02
PIMCO High Yield Portfolio-Administrative Class
15.811034	52,762.918	12/31/06
14.696796	42,210.941	12/31/05
14.314467	30,938.324	12/31/04
13.250170	5,366.862	12/31/03
10.931205	272.892	12/31/02
PIMCO Real Return Portfolio-Administrative Class
12.313079	274,255.690	12/31/06
12.398743	326,635.119	12/31/05
12.315751	212,435.756	12/31/04
11.465923	113,684.075	12/31/03
10.680681	3,424.300	12/31/02
PIMCO Total Return Portfolio-Administrative Class
11.606305	71,007.383	12/31/06
11.334234	66,923.627	12/31/05
11.219548	49,236.730	12/31/04
10.847977	70,042.474	12/31/03
10.471579	6,920.654	12/31/02
Rydex VT Sector Rotation Fund
15.594396	21,312.472	12/31/06
14.198611	13,376.790	12/31/05
12.663409	8,231.520	12/31/04
11.600015	2,259.757	12/31/03
9.054980	122.546	12/31/02
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
11.490517	30,807.492	12/31/06
11.234125	28,372.456	12/31/05
10.932545	20,630.284	12/31/04
10,623449	17,063.588	12/31/03
10.294722	6,974.638	12/31/02
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
19.993732	115,346.825	12/31/06
16.799573	21,983.706	12/31/05
15.170153	15,429.105	12/31/04
13.426070	9,541.082	12/31/03
9.620494	4,062.996	12/31/02
Van Kampen UIF U.S. Real Estate Portfolio-Class I
27.226536	287,845.999	12/31/06
20.001940	155,657.553	12/31/05
17.330026	72,839.701	12/31/04
12.885769	24,219.165	12/31/03
9.501755	2,734.239	12/31/02

Standard Accumulation	Standard Accumulation
Unit Value	Units Outstanding	Year
Van Kampen UIF Value Portfolio-Class I
17.416985	158,613.034	12/31/06
15.111238	66,896.688	12/31/05
14.656386	9,891.910	12/31/04
12.614221	3,496.288	12/31/03
9.539484	121.329	12/31/02
The above tables give year-end Accumulation Unit information for each Subaccount from the end of the year of inception to December 31, 2006. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Subaccount shown other than the Dreyfus VIF Money Market Portfolio Subaccount was 10.00000 as of August 1, 2002 (the effective date of the Subaccounts) for the AIM Variable Insurance Fund Subaccounts (other than AIM V.I. Small Cap Equity Fund Subaccount), the Dreyfus Socially Responsible Growth Fund Subaccount, the Dreyfus Stock Fund Subaccount, the Dreyfus Variable Investment Fund Subaccounts, the Janus Aspen Series Balanced Portfolio, the Janus Aspen Series Large Cap Portfolio, the Janus Aspen Series Mid Cap Portfolio, the Neuberger Berman Advisors Management Trust Subaccounts, the Oppenheimer Variable Account Fund Subaccounts (other than the Oppenheimer Main Street Fund® Subaccount), the PIMCO Variable Insurance Trust Subaccounts, the Rydex Variable Trust Subaccount, and Van Kampen-The Universal Institutional Funds Subaccounts; or as of December 1, 2004 (the effective date of the Subaccounts) for AIM V.I. Small Cap Equity Fund Subaccount, the four American Century Variable Portfolio Subaccounts, the Dreyfus Technology Growth Portfolio Subaccount, the Janus Aspen Series International Growth Portfolio Subaccount, the Janus Aspen Series INTECH Risk-Managed Core Portfolio Subaccount and the Oppenheimer Main Street Fund® Subaccount. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.00000 as of August 1, 2002 (the effective date of the Subaccount).

APPENDIX B: PORTFOLIOS

Portfolio / Advisor	Investment Objective / Strategy

AIM Variable Insurance Funds

AIM V.I. Capital Development Fund – Series II Shares Advisor — A I M Advisors, Inc.	The fund’s investment objective is long-term growth of capital. The fund seeks to meet its objective by investing primarily in equity securities of mid-capitalization companies. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Core Equity Fund – Series I Shares Advisor — A I M Advisors, Inc.	The fund’s investment objective is growth of capital. The fund seeks to meet its objectives by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that the portfolio manager believes have the potential for above-average growth in earnings. In complying with this 80% investment requirement, the fund’s investments may include synthetic instruments. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Financial Services Fund –Series I Shares Advisor — A I M Advisors, Inc.	The fund seeks capital growth. It is actively managed. The fund invests primarily in equity securities that the Advisor believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies involved in the financial services sector. The fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

AIM V.I. Global Health Care Fund – Series I Shares Advisor — A I M Advisors, Inc.	The fund’s investment objective is capital growth. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of health care industry companies. The fund may invest in debt securities issued by health care industry companies, or in equity and debt securities of other companies believed will benefit from developments in the health care industry. The fund will normally invest in securities of companies located in at least three different countries, including the United States and may invest a significant portion of its assets in the securities of U.S. issuers. However, the fund will invest no more than 50% of its total assets in the securities of issuers in any one country, other than the U.S. The fund may invest up to 20% of its total assets in companies located in developing countries, i.e., those countries that are in the initial stages of their industrial cycle. The fund may also invest up to 5% of its total assets in lower-quality debt securities, i.e., “junk bonds”. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

Portfolio / Advisor	Investment Objective / Strategy

AIM V.I. Government Securities Fund – Series II Shares Advisor — A I M Advisors, Inc.	The fund’s investment objective is to achieve a high level of current income consistent with reasonable concern for safety of principal. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in debt securities issued, guaranteed or otherwise backed by the U.S. Government. In complying with this 80% investment requirement, the fund’s investments may include investments in synthetic instruments. The fund may invest in securities of all maturities issued or guaranteed by the U.S. Government or its agencies and instrumentalities. The fund may also invest up to 20% of its net assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Mid Cap Core Equity Fund – Series II Shares Advisor — I M Advisors, Inc.	The fund’s investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of any borrowing for investment purposes, in equity securities, including convertible securities, of mid-capitalization companies. In complying with this 80% investment requirement, the fund’s investments may include investments in synthetic instruments. The fund may invest up to 20% of its assets in equity securities of companies in other market capitalization ranges. The fund may also invest up to 20% of its assets in investment-grade debt securities, U.S. government securities, high quality money market instruments, and, as part of a risk management strategy, cash and cash equivalents, including shares of affiliated to this strategy, the fund generally invests a substantial amount of its assets in cash and cash equivalents. The fund may invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Small Cap Equity Fund– Series I Shares Advisor — A I M Advisors, Inc.	The fund’s investment objective is long-term growth of capital. The fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of small-capitalization companies. In complying with the 80% investment requirement, the fund’s investments may include synthetic instruments. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

AIM V.I. Utilities Fund – Series II Shares Advisor — A I M Advisors, Inc.	The fund’s investment objective is to seek capital growth and also current income. It is actively managed. The fund invests primarily in equity securities that the Advisor believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The fund normally invests at least 80% of its net assets in the equity securities and equity related instruments of companies engaged in utilities-related industries. The fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

Portfolio / Advisor	Investment Objective / Strategy

American Century Variable Portfolios

American Century VP Large Company Value Fund – Class II Shares Advisor — American Century Investment Management, Inc.	The Fund seeks long-term capital growth. Income is a secondary objective. In selecting stocks for the Fund, its managers look for companies whose stock price may not reflect the companies’ value. The managers attempt to purchase the stocks of these undervalued companies and hold them until their stock price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The Fund invests primarily in larger companies. Under normal market conditions, the Fund will have at least 80% of its assets in equity securities of companies comprising the Russell 1000® Index.

American Century VP Mid Cap Value Fund – Class II Shares Advisor — American Century Investment Management, Inc.	The Fund seeks long-term capital growth. Income is a secondary objective. Its managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up. The Fund will invest at least 80% of its assets in securities of companies whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The managers intend to manage the Fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.

American Century VP Ultra® Fund – Class II Shares Advisor — American Century Investment Management, Inc.	The Fund seeks long-term growth. Its managers look for stocks of large companies they believe will increase in value over time using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

American Century VP VistaSM Fund – Class I Shares Advisor — American Century Investment Management, Inc.	The Fund seeks long-term capital growth. Its managers look for stocks of medium-sized and smaller companies they believe will increase in value over time, using a growth investment strategy developed by American Century. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

Calamos® Advisors Trust

Calamos Growth and Income Portfolio Advisor – Calamos Advisors LLC	The portfolio seeks high long-term return through growth and current income. The portfolio invests primarily in a diversified portfolio of convertible, equity and fixed-income securities. In seeking to meet its investment objective, the portfolio’s adviser utilizes highly disciplined institutional management strategies designed to help enhance investment returns while managing risk. As part of these strategies, an in-depth proprietary analysis is employed on an issuing company and its securities.

Portfolio / Advisor	Investment Objective / Strategy

Davis Variable Account Fund, Inc.

Davis Value Portfolio Advisor — Davis Selected Advisors, L.P. Sub-Advisor — Davis Selected Advisers–NY, Inc.	The fund’s investment objective is long-term growth of capital. The advisor uses the Davis Investment Discipline to invest the majority of the fund’s assets in equity securities issued by large companies with market capitalization of at least $10 billion. The advisor conducts extensive research to identify businesses that possess characteristics it believes foster the creation of long-term value, such as proven management, a durable franchise and business model, and sustainable competitive advantages. It aims to invest in such businesses when they are trading at a discount to their intrinsic value.

Dreyfus Portfolios

The Dreyfus Socially Responsible Growth Fund, Inc. – Service Shares Advisor — The Dreyfus Corporation	The fund seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund, under normal circumstances, invests at least 80% of its assets in the common stocks of companies that, in the opinion of the fund’s management, meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

Dreyfus Stock Index Fund, Inc. – Service Shares Advisor — The Dreyfus Corporation Index Sub-Investment Adviser - Mellon Equity Associates	The fund seeks to match the total return of the Standard & Poor’s 500 Composite Stock Price Index. To pursue this goal, the fund generally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.

Dreyfus Investment Portfolios - MidCap Stock Portfolio – Service Shares Investment Advisor — The Dreyfus Corporation	The portfolio seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index (S&P 400). To pursue this goal, the portfolio normally invests at least 80% of its assets in stocks of midsize companies.

Dreyfus Investment Portfolio Technology Growth Portfolio – Initial Shares Advisor — The Dreyfus Corporation	The portfolio seeks capital appreciation. To pursue this goal, the portfolio normally invests at least 80% of its assets in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation.

Dreyfus Variable Investment Fund (“VIF”) Appreciation Portfolio – Service Shares Advisor — The Dreyfus Corporation Sub-Adviser: Fayez Sarofim & Co.	The portfolio seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the portfolio normally invests at least 80% of its assets in common stocks. The portfolio focuses on “blue chip” companies with total market capitalizations of more than $5 billion at the time of purchase, including multinational companies.

Dreyfus Variable Investment Fund (“VIF”) Money Market Portfolio Advisor — The Dreyfus Corporation	The portfolio seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. An investment in a money market portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation, or any other government agency. Although a money market portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market portfolio.

Portfolio / Advisor	Investment Objective / Strategy

Financial Investors Variable Insurance Trust

Ibbotson Balanced ETF Asset Allocation Portfolio – Class II Adviser — ALPS Advisers, Inc.	The Portfolio seeks to provide investors with capital appreciation and some current income. The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, assets are measured at the time of purchase.

Ibbotson Conservative ETF Asset Allocation Portfolio – Class II Adviser — ALPS Advisers, Inc.	The Portfolio seeks to provide investors with current income and preservation of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, assets are measured at the time of purchase.

Ibbotson Growth ETF Asset Allocation Portfolio – Class II Adviser — ALPS Advisers, Inc.	The Portfolio seeks to provide investors with capital appreciation. The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, assets are measured at the time of purchase.

Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II Adviser — ALPS Advisers, Inc.	The Portfolio seeks to provide investors with current income and capital appreciation. The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). The Portfolio will notify you in writing at least 60 days before making any changes to this policy. For the purposes of this 80% investment policy, assets are measured at the time of purchase.

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign Securities Fund – Class 2 Advisor — Templeton Investment Counsel, LLC	Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets, and normally invests predominantly in equity securities.

Portfolio / Advisor	Investment Objective / Strategy

Janus Aspen Series

Janus Aspen Series Balanced Portfolio – Service Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio normally invests 50-60% of its assets in equity securities selected primarily for their growth potential and 40-50% of its assets in securities selected primarily for their income potential. Within the parameters of its specific investment policies, the portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets. The Portfolio will normally invest at least 25% of its assets in fixed-income senior securities. The portfolio will limit its investment in high-yield/high-risk (also called “junk bonds”) to 35% or less of its net assets.

Janus Aspen Series International Growth Portfolio – Service Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of issuers from several different countries, excluding the United States. Although the portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Series Large Cap Growth Portfolio – Service Shares Advisor — Janus Capital Management LLC	This portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in common stocks of large-sized companies. Large sized companies are those whose market capitalization falls within the range of companies in the Russell 1000 Index at the time of purchase. Within the parameters of its specific investment policies, the portfolio may invest without limit in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Series Mid Cap Growth Portfolio – Service Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in equity securities of mid -sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization range of the Russell Midcap Growth Index. Within the parameters of its specific investment policies, the portfolio may invest in foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Series INTECH Risk- Managed Core Portfolio – Service Shares Advisor – Janus Capital Management LLC Subadvisor – Enhanced Investment Technologies, LLC	This portfolio seeks long-term growth of capital by investing primarily in common stocks from the universe of its benchmark, which is the S&P 500 Index. Stocks are selected for their potential contribution to the long term growth of capital, utilizing INTECH’s mathematical investment process.

Portfolio / Advisor	Investment Objective / Strategy

Neuberger Berman Advisers Management Trust

Neuberger Berman AMT Fasciano Portfolio – Class S Advisor — Neuberger Berman Management Inc. Sub-Advisor — Neuberger Berman, LLC	The Portfolio seeks long-term capital growth. The Portfolio manager also may consider a company’s potential for current income prior to selecting it for the Portfolio. To pursue this goal, the Portfolio invests mainly in common stocks of small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time the Portfolio first invests in them. The Portfolio may continue to hold or add to a position in a stock after the issuer has grown beyond $1.5 billion. These stocks include securities having common stock characteristics, such as securities convertible into common stocks, and rights and warrants to purchase common stocks. The Portfolio Manager currently looks for companies with
• strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon, and
• stock prices that the market has undervalued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon.

In choosing companies that the Portfolio Manager believes are likely to achieve the Portfolio’s objective, the Portfolio Manager also will consider the company’s overall business qualities. These qualities include the company’s profitability and cash flow, financial condition, insider ownership, and stock valuation. In selecting companies that the Portfolio Manager believes may have greater potential to appreciate in price, the Portfolio Manager will invest the fund in smaller companies that are not closely followed by major Wall Street brokerage houses and large asset management firms.

The Portfolio Manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, fails to perform as expected, or when other opportunities appear more attractive.

The Portfolio may change its goal without shareholder approval, although it does not currently intend to do so.

Neuberger Berman AMT Guardian Portfolio – Class S Advisor — Neuberger Berman Management Inc. Sub-Advisor — Neuberger Berman, LLC	The Portfolio seeks long-term growth of capital; current income is a secondary goal. To pursue these goals, the Portfolio invests mainly in common stocks of mid- to large-capitalization companies. The Portfolio seeks to reduce risk by investing across many different industries. The Portfolio Managers employ a research driven and valuation sensitive approach to stock selection. They seek to identify stocks in well-positioned businesses that they believe are undervalued in the market. They look for solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above average earnings growth, and other valuation-related factors.

The Portfolio Managers follow a disciplined selling strategy and may sell a stock when it reaches a target price, when the company’s business fails to perform as expected, or when other opportunities appear more attractive.

The Portfolio may change its goal without shareholder approval, although it does not currently intend to do so.

Portfolio / Advisor	Investment Objective / Strategy

Oppenheimer Variable Account Funds

Oppenheimer Balanced Fund/VA – Service Shares Advisor – OppenheimerFunds, Inc.	The Fund seeks a high total investment return, which includes current income and capital appreciation in the value of its shares.

Oppenheimer Capital Appreciation Fund/VA – Service Shares Advisor – OppenheimerFunds, Inc.	The Fund seeks capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Global Securities Fund/VA – Service Shares Advisor – OppenheimerFunds, Inc.	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries, and special situations that are considered to have appreciation possibilities.

Oppenheimer Main Street Fund®/VA – Service Shares Advisor – OppenheimerFunds, Inc.	The Fund seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.

Oppenheimer Main Street Small Cap Fund/VA – Service Shares Advisor – OppenheimerFunds, Inc.	The Fund seeks capital appreciation.

PIMCO Variable Insurance Trust

PIMCO VIT High Yield Portfolio – Administrative Class Advisor — Pacific Investment Management Company LLC	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio invests at least 80% of its assets in a diversified portfolio of high yield securities (“junk bonds”) rated below investment grade but rated at least Caa by Moody’s or CCC by S&P, or, if unrated, determined by PIMCO to be of comparable quality.

PIMCO VIT Real Return Portfolio – Administrative Class Advisor — Pacific Investment Management Company LLC	The Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio invests under normal circumstances at least 80% of its assets in inflation-indexed bonds of varying maturities issued by the U. S. and non-U. S. governments, their agencies or government-sponsored enterprises and corporations.

PIMCO VIT Total Return Portfolio – Administrative Class Advisor — Pacific Investment Management Company LLC	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio invests under normal circumstances at least 65% of its assets in a diversified Portfolio of Fixed Income Instruments of varying maturities. The Fund’s average portfolio duration normally varies within a three- to six-year time frame, based on the Advisor’s forecast for interest rates.

Portfolio / Advisor	Investment Objective / Strategy

Rydex Variable Trust Funds

Rydex Variable Trust Sector Rotation Fund Advisor — Rydex Investments	The Fund seeks long-term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks the 67 different industries based on several measures of price momentum. The Fund then invests in the top ranked industries. Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

Van Kampen-The Universal Institutional Funds, Inc.

Van Kampen UIF Core Plus Fixed Income Portfolio – Class I Adviser — Van Kampen(1)	The investment objective of the Core Plus Fixed Income Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities. The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The Portfolio will ordinarily seek to maintain an average weighted maturity between five and ten years. The Portfolio may invest opportunistically in non-dollar-denominated securities and high yield securities (commonly referred to as “junk bonds”). The Portfolio may invest over 50% of its assets in mortgage securities.

Van Kampen UIF Mid-Cap Growth Portfolio – Class I Adviser — Van Kampen(1)	The investment objective of the Mid Cap Growth Portfolio is to seek long-term capital growth by investing primarily in common stocks and other equity securities. The portfolio invests primarily in growth-oriented equity securities of U.S. mid cap companies and foreign companies, including emerging market securities. The Adviser selects issues form a universe of mid cap companies, most with market capitalization of generally less than $35 billion. The Adviser seeks to invest in high quality companies it believes have sustainable competitive advantages and the ability to redeploy capital at high rates of return.

Van Kampen UIF U.S. Mid Cap Value Portfolio – Class I Adviser — Van Kampen(1)	The investment objective of the Mid Cap Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in common stocks and equity securities. The Portfolio invests primarily in common stocks of companies traded on a U.S. securities exchange with capitalizations generally in the range of companies included in the Russell Midcap Value Index. The Adviser seeks attractively valued companies experiencing a change that is believed could have a positive impact on a company’s outlook, such as a change in management, industry dynamics or operational efficiency.

Van Kampen UIF U.S. Real Estate Portfolio – Class I Adviser — Van Kampen(1)	The investment objective of the U.S. Real Estate Portfolio is to seek above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs).

Portfolio / Advisor	Investment Objective / Strategy

Van Kampen UIF Value Portfolio – Class I Adviser — Van Kampen(1)	The investment objective of the Value Portfolio is to seek above-average total return over a market cycle of three to five years by investing primarily in common stocks and other equity securities. The Portfolio invests primarily in common stocks of companies with capitalizations generally greater than $1 billion. The Portfolio emphasizes a value style of investing seeking well established companies that appear undervalued and currently are not being recognized within the market place. The Portfolio may purchase stocks that do not pay dividends; and it may invest, to a limited extent, in foreign equity securities.

(1) Morgan Stanley Investment Management Inc., which does business in certain instances using the name “Van Kampen,” serves as the investment advisor to the U.S. Mid Cap Value, Value, Core Plus Fixed Income and U.S. Real Estate Portfolios.

Wilshire Variable Insurance Trust

Wilshire 2010 Moderate Fund Advisor — Wilshire Associates Incorporated	The 2010 Moderate Fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the 2010 Moderate Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The 2010 Moderate Fund operates under a fund of funds structure. The 2010 Moderate Fund invests in Underlying Funds according to a moderate asset allocation strategy designed for investors planning to retire in 2010, plus or minus two to three years. The 2010 Moderate Fund’s initial target allocation will be approximately 59% fixed income and 41% equity, with an increasing allocation to fixed income over time. Within 5 to 10 years after 2010, the 2010 Moderate Fund’s asset allocation should be approximately 80% investment in fixed income securities and the remaining 20% in equity securities.

Wilshire 2015 Moderate Fund Advisor — Wilshire Associates Incorporated	The 2015 Moderate Fund’s investment objective is to provide high total return until its target retirement date. Thereafter the 2015, Moderate Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The 2015 Moderate Fund operates under a fund of funds structure. The 2015 Moderate Fund invests in Underlying Funds according to a moderate asset allocation strategy designed for investors planning to retire in 2015, plus or minus two to three years. The 2015 Moderate Fund’s initial target allocation will be approximately 51% equity and 49% fixed income, with an increasing allocation to fixed income over time. Within 5 to 10 years after 2015, the 2015 Moderate Fund’s asset allocation should be approximately 80% investment in fixed income securities and the remaining 20% in equity securities.

Wilshire 2025 Moderate Fund Advisor — Wilshire Associates Incorporated	The 2025 Moderate Fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the 2025 Moderate Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The 2025 Moderate Fund operates under a fund of funds structure. The 2025 Moderate Fund invests in Underlying Funds according to a moderate asset allocation strategy designed for investors planning to retire in 2025, plus or minus two to three years. The 2025 Moderate Fund’s initial target allocation will be approximately 72% equity and 28% fixed income, with an increasing allocation to fixed income over time. Within 5 to 10 years after 2025, the 2025 Moderate Fund’s asset allocation should be approximately 80% investment in fixed income securities and the remaining 20% in equity securities.

Portfolio / Advisor	Investment Objective / Strategy

Wilshire 2035 Moderate Fund Advisor — Wilshire Associates Incorporated	The 2035 Moderate Fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the 2035 Moderate Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The 2035 Moderate Fund operates under a fund of funds structure. The 2035 Moderate Fund invests in Underlying Funds according to a moderate asset allocation strategy designed for investors planning to retire in 2035, plus or minus two to three years. The 2035 Moderate Fund’s initial target allocation will be approximately 92% equity and 8% fixed income, with an increasing allocation to fixed income over time. Within 5 to 10 years after 2035, the 2035 Moderate Fund’s asset allocation should be approximately 80% investment in fixed income securities and the remaining 20% in equity securities.

Wilshire 2045 Moderate Fund Advisor—Wilshire Associates Incorporated	The 2045 Moderate Fund’s investment objective is to provide high total return until its target retirement date. Thereafter, the 2045 Moderate Fund’s objective will be to seek high current income and, as a secondary objective, capital appreciation. The 2045 Moderate Fund operates under a fund of funds structure. The 2045 Moderate Fund invests in Underlying Funds according to a moderate asset allocation strategy designed for investors planning to retire in 2045, plus or minus two to three years. The 2045 Moderate Fund’s initial target allocation will be approximately 100% equity, with an increasing allocation to fixed income over time. Within 5 to 10 years after 2045, the 2045 Moderate Fund’s asset allocation should be approximately 80% investment in fixed income securities and the remaining 20% in equity securities.

APPENDIX C: TRANSFER RESTRICTIONS
Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers
Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.
The Company discourages (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and beneficiaries. Short-term trading can result in:
•	the dilution of Accumulation Unit Values or Portfolio net asset values;

•	Portfolio advisors taking actions that negatively impact performance (keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.
To help protect Contract Owners, Annuitants and beneficiaries from the negative impact of these practices, the Company has implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee the Company will be able to detect harmful trading practices, or, if it is detected, to prevent recurrence.
U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices
The Company monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, if a Contract Owner executes multiple transfers involving 10 underlying Portfolios in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as Dollar Cost Averaging, Portfolio Rebalancing and Interest Sweep.
As a result of this monitoring process, the Company may restrict the method of communication by which transfer requests will be accepted. In general, the Company will adhere to the following guidelines:

Trading Behavior	The Company’s Response
6 or more transfer events in one Contract year quarter	The Company will mail a letter to the Contract Owner notifying them that:
they have been identified as engaging in harmful trading practices; and if their transfer events exceed 12 in one Contract year, the Owner will be limited to submitting transfer requests via regular first-class U.S. mail (e.g., no overnight, priority or courier delivery allowed).

More than 12 transfer events in one Contract year	The Company will automatically limit the Contract Owner to submitting transfer requests via regular first-class U.S. mail.
On each Contract anniversary, the Company will start the monitoring anew, so that each Contract starts with 0 transfer events the first day of each new Contract year. See, however, the “Other Restrictions” provision below.
U.S. Mail Restrictions on Managers of Multiple Contracts
Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract advisors will generally be required by the Company to submit all transfers requests via regular first-class U.S. Mail.

Other Restrictions
The Company reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of the Company’s monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by the Company to constitute harmful trading practices, may be restricted. The Company will consider the following factors:
•	the dollar amount involved in the transfer event

•	the total assets of the Portfolio involved in the transfer event;

•	the number of transfer events completed in the current Contract year quarter; or

•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies.
In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. The Company will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception.
The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If the Company determines its goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. The Company will consider waiving the procedures described above for unanticipated financial emergencies.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
THE COMMODORE HELMSMAN ®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2007
Annuity Investors Life Insurance Company ® (the “Company”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2007, for The Commodore Helmsman ® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE DEATH BENEFIT, OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT RIDER, OPTIONAL ENHANCED DEATH BENEFIT RIDER OR OPTIONAL EARNINGS ENHANCEMENT BENEFIT RIDER IF YOU WERE A CONTRACT OWNER PRIOR TO MAY 1, 2003.
The Statement of Additional Information (“SAI”) dated May 1, 2007, contains more information about the Company, the Separate Account and the Contracts, including the Subaccounts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http://www.sec.gov. The registration number for The Commodore Helmsman® is 333-88300.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus and this Supplemental Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus and this Supplemental Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.
These securities may be sold by a bank or credit union, but are not financial institution products.
▪	The contracts are not FDIC or NCUSIF insured.
▪	The contracts are obligations of the company and not of the bank or credit union.
▪	The bank or credit union does not guarantee the company’s obligations under the contracts.
▪	The contracts involve investment risk and may lose value.

1

SECTIONS OF PROSPECTUS REPLACED IN THEIR ENTIRETY
The “What Other Charges And Deductions Apply To The Contract?” subsection of the “OVERVIEW” section of the Prospectus is deleted, and is replaced in its entirety by the following:
What Other Charges And Deductions Apply To The Contract?
Other than the CDSC, the Company will charge the fees and charges listed below unless the Company waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:
▪	a transfer fee for certain transfers among investment options;

▪	an annual contract maintenance fee;

▪	a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be waived);

▪	an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts;

▪	charges for any optional riders or endorsements you select; and

▪	premium taxes in some states (where taxes apply, they may never be waived).
In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ending December 31, 2006 are included in the Expense Tables of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.
The “Separate Account Annual Expenses” subsection of the “EXPENSE TABLES” section of the Prospectus is deleted, and is replaced in its entirety by the following:
Separate Account Annual Expenses
(As a percentage of the average value of the Owner’s interest in the Subaccounts)

Mortality and Expense Risk Charge	1.25%
Administration Charge	0.15%
Total Separate Account Annual Expenses Without Optional Riders Or Endorsements (Lowest Possible Charges)	1.40%
Optional Guaranteed Minimum Income Benefit Endorsement Charge	0.30%
Optional Enhanced Death Benefit Rider Charge (Issued to Owners Age 70 and Younger)	0.10%
Optional Enhanced Death Benefit Rider Charge (Issued to Owners Over Age 70 and Under Age 79)	0.25%
Optional Earnings Enhancement Benefit Rider Charge	0.30%
Total Separate Account Annual Expenses With All Optional Riders And Endorsements (Highest Possible Charges*)	2.25%

*  Assumes Owner is over Age 70 and therefore has the higher of the Optional Enhanced Death Benefit Rider Charges. Only one Death Benefit Rider will be issued with any Contract.
The “Examples” subsection of the “EXPENSE TABLES” section of the prospectus is deleted, and is replaced in its entirety by the following:

2

Examples
These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in the first table above), the annual contract maintenance fee and the Separate Account annual expenses (described in the second table above), and Portfolio operating expenses (described in the third table above). Your actual costs may be higher or lower than the costs shown in the examples.
Example 1: Contract with Highest Possible Separate Account Charges
Assumptions
•	You invest $10,000 in a Contract with all optional riders and endorsements for the periods indicated and your investment has a 5% return each year.
•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 2.25% are incurred.
•	The maximum Portfolio expenses before reimbursement (10.73%) or after reimbursement (1.67%) are incurred or the minimum Portfolio expenses (0.52%) are incurred.
•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.
•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1)	If you surrender your Contract at the end of the period:

	1 year	3 years	5 years	10 years
Maximum portfolio expenses before reimbursement
Maximum portfolio expenses after reimbursement
Minimum portfolio expenses
(2)	If you annuitize your Contract at the end of the period or keep your Contract for the entire period:

	1 year	3 years	5 years	10 years
Maximum portfolio expenses before reimbursement
Maximum portfolio expenses after reimbursement
Minimum portfolio expenses
Helmsman Supplement (continued)
Example 2: Contract with Lowest Possible Separate Account Charges
Assumptions
•	You invest $10,000 in a Contract with no optional riders or endorsements for the periods indicated and your investment has a 5% return each year.
•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.
•	The maximum Portfolio expenses before reimbursement (10.73%) or after reimbursement (1.67%) are incurred or the minimum Portfolio expenses (0.52%) are incurred.
•	Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.
•	Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period.
(1)	If you surrender your Contract at the end of the period:

	1 year	3 years	5 years	10 years
Maximum portfolio expenses before reimbursement
Maximum portfolio expenses after reimbursement
Minimum portfolio expenses
(2)	If you annuitize your Contract at the end of the period or keep your Contract for the entire period:

	1 year	3 years	5 years	10 years
Maximum portfolio expenses before reimbursement
Maximum portfolio expenses after reimbursement
Minimum portfolio expenses

The “CONDENSED FINANCIAL INFORMATION” section of the Prospectus is amended by adding the following:

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.50% Total	1.50% Total M&E	with 1.65% Total	1.65% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
AIM V.I. Capital Development Fund-Series II Shares
17.320146	0.000	17.205441	0.000	12/31/06
15.124597	0.000	15.047251	0.000	12/31/05
14.052139	43.745	14.001500	0.000	12/31/04
12.375989	0.000	12.350046	0.000	12/31/03
9.301699	0.000	9.295915	0.000	12/31/02
AIM V.I. Core Equity Fund-Series I Shares
10.805412	0.000	10.794324	0.000	12/31/06
AIM V.I. Financial Services Fund-Series I Shares
15.558993	0.000	15.455965	0.000	12/31/06
13.564893	0.000	13.495535	0.000	12/31/05
13.002778	0.000	12.955934	0.000	12/31/04
12.146434	0.000	12.120987	0.000	12/31/03
9.514057	0.000	9.508153	0.000	12/31/02
AIM V.I. Global Health Care Fund-Series I Shares
13.768001	0.000	13.676798	0.000	12/31/06
13.281919	0.000	13.213994	0.000	12/31/05
12.467695	0.000	12.422775	0.000	12/31/04
11.766505	0.000	11.741845	0.000	12/31/03
9.346304	0.000	9.340507	0.000	12/31/02
AIM V.I. Government Securities Fund-Series II Shares
10.530382	0.000	10.460630	0.000	12/31/06
10.350940	0.000	10.297994	0.000	12/31/05
10.362392	0.000	10.325051	0.000	12/31/04
10.286850	0.000	10.265292	0.000	12/31/03
10.345276	0.000	10.338868	0.000	12/31/02
AIM V.I. Mid Cap Core Equity Fund-Series II Shares
16.007969	21.382	15.901972	0.000	12/31/06
14.643051	21.382	14.568190	0.000	12/31/05
13.858287	0.000	13.808384	0.000	12/31/04
12.387906	0.000	12.361973	0.000	12/31/03
9.896086	0.000	9.889956	0.000	12/31/02
AIM V.I. Small Cap Equity Fund-Series II Shares
12.485067	0.000	12.445631	0.000	12/31/06
10.822090	0.000	10.804291	0.000	12/31/05
10.175858	0.000	10.174541	0.000	12/31/04
AIM V.I. Small Cap Growth Fund-Series I Shares
16.923113	0.000	16.811065	0.000	12/31/06
15.053516	0.000	14.976566	0.000	12/31/05
14.527902	0.000	14.475591	0.000	12/31/04
12.949308	0.000	12.922196	0.000	12/31/03
9.850240	0.000	9.844124	0.000	12/31/02
AIM V.I. Utilities Fund-Series II Shares
16.702552	0.000	16.634820	0.000	12/31/06
13.537718	0.000	13.503290	0.000	12/31/05
11.791661	0.000	11.779537	0.000	12/31/04

4

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.50% Total	1.50% Total M&E	with 1.65% Total	1.65% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
American Century VP Large Company Value-Class II Shares
12.715490	29.661	12.675321	0.000	12/31/06
10.776807	29.661	10.759070	0.000	12/31/05
10.361113	0.000	10.359777	0.000	12/31/04
American Century VP Mid Cap Value-Class II Shares
13.427311	0.000	13.384899	0.000	12/31/06
11.337977	0.000	11.319325	0.000	12/31/05
10.530040	0.000	10.528682	0.000	12/31/04
American Century VP Ultra®-Class II Shares
9.919204	0.000	9.887850	0.000	12/31/06
10.423046	0.000	10.405895	0.000	12/31/05
10.376430	0.000	10.375090	0.000	12/31/04
American Century VP VistaSM-Class I Shares
11.893183	0.000	11.855601	0.000	12/31/06
11.076211	0.000	11.057991	0.000	12/31/05
10.398477	0.000	10.397136	0.000	12/31/04
Dreyfus IP Technology Growth Portfolio-Initial Shares
10.661865	0.000	10.628168	0.000	12/31/06
10.376648	0.000	10.359578	0.000	12/31/05
10.150148	0.000	10.148837	0.000	12/31/04
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares
13.259903	0.000	13.172068	0.000	12/31/06
12.354574	0.000	12.291378	0.000	12/31/05
12.135366	0.000	12.091635	0.000	12/31/04
11.629148	0.000	11.604768	0.000	12/31/03
9.386231	0.000	9.380402	0.000	12/31/02
Dreyfus Stock Index Fund-Service Shares
15.437049	0.000	15.334857	5,415.719	12/31/06
13.602939	0.000	13.533406	7,878.569	12/31/05
13.223276	0.000	13.175650	9,713.531	12/31/04
12.164722	0.000	12.139244	12,199.516	12/31/03
9.642028	0.000	9.636045	0.000	12/31/02
Dreyfus VIF Appreciation Portfolio-Service Shares
13.718991	51.843	13.628145	0.000	12/31/06
11.984877	51.843	11.923611	0.000	12/31/05
11.685755	97.504	11.643677	0.000	12/31/04
11.320314	61.915	11.296599	0.000	12/31/03
9.509374	0.000	9.503473	0.000	12/31/02
Dreyfus VIF Money Market Portfolio
1.024882	0.000	1.017704	0.000	12/31/06
0.995113	0.000	0.989633	0.000	12/31/05
0.983935	0.000	0.980155	0.000	12/31/04
0.990975	0.000	0.988836	0.000	12/31/03
0.998972	0.000	0.998339	0.000	12/31/02

5

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.50% Total	1.50% Total M&E	with 1.65% Total	1.65% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Janus Aspen Series Balanced Portfolio-Service Shares
13.631055	0.000	13.540793	0.000	12/31/06
12.532756	0.000	12.468684	0.000	12/31/05
11.817818	0.000	11.775254	0.000	12/31/04
11.078577	59.397	11.055380	0.000	12/31/03
9.887795	0.000	9.881671	0.000	12/31/02
Janus Aspen Series International Growth Portfolio-Service Shares
19.597593	0.000	19.535740	0.000	12/31/06
13.568313	0.000	13.546016	0.000	12/31/05
10.439722	0.000	10.438379	0.000	12/31/04
Janus Aspen Series Large Cap Growth Portfolio-Service Shares
14.156537	0.000	14.062790	0.000	12/31/06
12.931847	0.000	12.865715	0.000	12/31/05
12.621742	93.119	12.576259	0.000	12/31/04
12.296809	0.000	12.271033	0.000	12/31/03
9.491882	0.000	9.485980	0.000	12/31/02
Janus Aspen Series Mid Cap Growth Portfolio-Service Shares
18.815582	0.000	18.691014	0.000	12/31/06
16.858314	0.000	16.772144	0.000	12/31/05
15.276897	0.000	15.221890	0.000	12/31/04
12.873263	0.000	12.846310	0.000	12/31/03
9.695603	0.000	9.689589	0.000	12/31/02
Janus Aspen Series INTECH Risk-Managed Core Portfolio-Service Shares
12.226237	0.000	12.187603	0.000	12/31/06
11.205250	0.000	11.186812	0.000	12/31/05
10.256201	0.000	10.254876	0.000	12/31/04
Neuberger Berman AMT Fasciano Portfolio-Class S
14.080953	0.000	13.987702	0.000	12/31/06
13.581595	0.000	13.512150	0.000	12/31/05
13.399689	0.000	13.351418	0.000	12/31/04
12.159102	0.000	12.133627	0.000	12/31/03
9.868048	0.000	9.861928	0.000	12/31/02
Neuberger Berman AMT Guardian Portfolio-Class S
16.530231	0.000	16.420788	0.000	12/31/06
14.848334	0.000	14.772427	0.000	12/31/05
13.938042	0.000	13.887835	0.000	12/31/04
12.245798	0.000	12.220142	0.000	12/31/03
9.459807	0.000	9.453942	0.000	12/31/02
Oppenheimer Balanced Fund/VA-Service Shares
15.067469	0.000	14.967701	0.000	12/31/06
13.798209	0.000	13.727655	0.000	12/31/05
13.511568	86.278	13.462894	0.000	12/31/04
12.493301	56.379	12.467123	0.000	12/31/03
10.169952	0.000	10.163648	0.000	12/31/02

6

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.50% Total	1.50% Total M&E	with 1.65% Total	1.65% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Oppenheimer Capital Appreciation Fund/VA-Service Shares
14.547588	46.824	14.451259	0.000	12/31/06
13.714949	46.824	13.644828	0.000	12/31/05
13.277635	0.000	13.229804	0.000	12/31/04
12.643001	58.353	12.616500	0.000	12/31/03
9.819179	0.000	9.813083	0.000	12/31/02
Oppenheimer Global Securities Fund/VA-Service Shares
20.100000	37.689	19.966930	0.000	12/31/06
17.386097	37.689	17.297226	0.000	12/31/05
15.474350	40.571	15.418627	0.000	12/31/04
13.214627	0.000	13.186951	0.000	12/31/03
9.388502	0.000	9.382674	0.000	12/31/02
Oppenheimer Main Street Fund®/VA-Service Shares
12.182942	59.107	12.144437	0.000	12/31/06
10.777408	59.107	10.759664	0.000	12/31/05
10.347078	0.000	10.345742	0.000	12/31/04
Oppenheimer Main Street Small Cap Fund/VA-Service Shares
19.382086	37.351	19.253826	0.000	12/31/06
17.160784	37.351	17.073108	0.000	12/31/05
15.878838	0.000	15.821683	0.000	12/31/04
13.525796	0.000	13.497483	0.000	12/31/03
9.517659	0.000	9.511753	0.000	12/31/02
PIMCO VIT High Yield Portfolio-Administrative Class
15.741142	0.000	15.636915	0.000	12/31/06
14.646646	0.000	14.571764	0.000	12/31/05
14.280067	0.000	14.228635	0.000	12/31/04
13.231661	0.000	13.203953	0.000	12/31/03
10.926694	0.000	10.919931	0.000	12/31/02
PIMCO VIT Real Return Portfolio-Administrative Class
12.258643	935.943	12.177458	0.000	12/31/06
12.356428	935.943	12.293247	0.000	12/31/05
12.286154	885.654	12.241896	0.000	12/31/04
11.449900	885.654	11.425913	0.000	12/31/03
10.676270	0.000	10.669667	0.000	12/31/02
PIMCO VIT Total Return Portfolio-Administrative Class
11.554992	55.007	11.478473	0.000	12/31/06
11.295545	55.007	11.237789	0.000	12/31/05
11.192571	0.000	11.152252	0.000	12/31/04
10.832807	0.000	10.810115	0.000	12/31/03
10.467250	0.000	10.460778	0.000	12/31/02
Rydex VT Sector Rotation Fund
15.525503	0.000	15.422686	0.000	12/31/06
14.150198	0.000	14.077848	0.000	12/31/05
12.632985	0.000	12.587490	0.000	12/31/04
11.583816	0.000	11.559558	0.000	12/31/03
9.051230	0.000	9.045614	0.000	12/31/02

7

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.50% Total	1.50% Total M&E	with 1.65% Total	1.65% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
11.439724	56.179	11.363946	0.000	12/31/06
11.195788	56.179	11.138526	0.000	12/31/05
10.906274	0.000	10.866970	0.000	12/31/04
10.608614	0.000	10.586379	0.000	12/31/03
10.290472	0.000	10.284099	0.000	12/31/02
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
19.905369	19.127	19.773592	0.000	12/31/06
16.742252	19.127	16.656660	0.000	12/31/05
15.133691	0.000	15.079175	0.000	12/31/04
13.407309	0.000	13.379216	0.000	12/31/03
9.616515	0.000	9.610544	0.000	12/31/02
Van Kampen UIF U.S. Real Estate Portfolio-Class I
27.106274	0.000	26.926909	0.000	12/31/06
19.933724	0.000	19.831863	0.000	12/31/05
17.288407	0.000	17.226169	0.000	12/31/04
12.867765	0.000	12.840820	0.000	12/31/03
9.497829	0.000	9.491939	0.000	12/31/02
Van Kampen UIF Value Portfolio-Class I
17.340031	21.309	17.225226	0.000	12/31/06
15.059697	21.309	14.982716	0.000	12/31/05
14.621169	40.745	14.568529	0.000	12/31/04
12.596588	0.000	12.570211	0.000	12/31/03
9.535536	0.000	9.529623	0.000	12/31/02
The “CONDENSED FINANCIAL INFORMATION” section of the Prospectus is amended by adding the following:

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
AIM V.I. Capital Development Fund-Series II Shares
17.167479	864.950	17.091462	501.596	12/31/06
15.021665	0.000	14.970340	0.000	12/31/05
13.984768	1,315.962	13.951134	65.474	12/31/04
12.341482	1,315.962	12.324241	38.011	12/31/03
9.294010	0.000	9.290160	3.742	12/31/02
AIM V.I. Core Equity Fund-Series I Shares
10.790639	295.955	10.783238	585.856	12/31/06
AIM V.I. Financial Services Fund-Series I Shares
15.421877	128.855	15.353581	0.000	12/31/06
13.472584	129.058	13.426540	0.000	12/31/05
12.940442	751.456	12.909309	0.000	12/31/04
12.112585	1,014.635	12.095644	0.000	12/31/03
9.506201	3.632	9.502264	0.000	12/31/02

8

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
AIM V.I. Global Health Care Fund-Series I Shares
13.646634	1,736.782	13.586178	60.719	12/31/06
13.191509	1,445.566	13.146428	60.719	12/31/05
12.407911	3,318.892	12.378062	60.719	12/31/04
11.733693	3,374.475	11.717303	60.719	12/31/03
9.338586	63.876	9.334724	0.000	12/31/02
AIM V.I. Government Securities Fund-Series II Shares
10.437538	1,817.485	10.391300	0.000	12/31/06
10.280457	1,878.037	10.245324	1,010.427	12/31/05
10.312695	1,029.452	10.287893	0.000	12/31/04
10.258173	455.519	10.243837	0.000	12/31/03
10.336750	3.892	10.332486	0.000	12/31/02
AIM V.I. Mid Cap Core Equity Fund-Series II Shares
15.866901	256.027	15.796621	0.000	12/31/06
14.543412	209.529	14.493706	0.000	12/31/05
13.791869	159.512	13.758687	0.000	12/31/04
12.353394	116.323	12.336123	0.000	12/31/03
9.887925	0.000	9.883832	0.000	12/31/02
AIM V.I. Small Cap Equity Fund-Series II Shares
12.432504	0.000	12.406211	0.000	12/31/06
10.798359	0.000	10.786473	0.000	12/31/05
10.174102	0.000	10.173220	0.000	12/31/04
AIM V.I. Small Cap Growth Fund-Series I Shares
16.774002	1,046.980	16.669685	161.976	12/31/06
14.951103	935.199	14.899997	128.055	12/31/05
14.458288	768.150	14.423512	383.943	12/31/04
12.913235	577.812	12.895197	77.404	12/31/03
9.842103	0.749	9.838031	6.970	12/31/02
AIM V.I. Utilities Fund-Series II Shares
16.612325	709.891	16.567229	189.918	12/31/06
13.491848	238.465	13.468887	0.000	12/31/05
11.775494	1,178.139	11.767395	0.000	12/31/04
American Century VP Large Company Value-Class II Shares
12.661973	0.000	12.635193	0.000	12/31/06
10.753173	0.000	10.741329	0.000	12/31/05
10.359331	0.000	10.358435	0.000	12/31/04
American Century VP Mid Cap Value-Class II Shares
13.370800	0.000	13.342536	0.000	12/31/06
11.313118	0.000	11.300672	0.000	12/31/05
10.528226	0.000	10.527319	0.000	12/31/04
American Century VP Ultra®-Class II Shares
9.877421	0.000	9.856526	0.000	12/31/06
10.400175	0.000	10.388729	0.000	12/31/05
10.374642	0.000	10.373747	0.000	12/31/04
American Century VP VistaSM-Class I Shares
11.843105	826.971	11.818046	86.378	12/31/06
11.051927	0.000	11.039757	0.000	12/31/05
10.396688	0.000	10.395790	0.000	12/31/04

9

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Dreyfus IP Technology Growth Portfolio-Initial Shares
10.616963	371.542	10.594507	0.000	12/31/06
10.353889	0.000	10.342488	0.000	12/31/05
10.148398	0.000	10.147522	0.000	12/31/04
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares
13.143017	4,886.932	13.084794	0.000	12/31/06
12.270480	4,547.168	12.228533	0.000	12/31/05
12.077187	3,558.807	12.048124	0.000	12/31/04
11.596726	2,548.712	11.580519	0.000	12/31/03
9.378476	1.042	9.374590	0.000	12/31/02
Dreyfus Stock Index Fund-Service Shares
15.301022	2,922.946	15.233256	428.634	12/31/06
13.510376	2,874.230	13.464208	343.948	12/31/05
13.159884	5,444.191	13.128249	1,701.167	12/31/04
12.130815	3,994.107	12.113878	1,274.453	12/31/03
9.634059	504.411	9.630084	1,125.498	12/31/02
Dreyfus VIF Appreciation Portfolio-Service Shares
13.598056	2,263.485	13.537833	931.666	12/31/06
11.903299	1,888.666	11.862612	719.599	12/31/05
11.629727	5,662.663	11.601742	1,654.344	12/31/04
11.288751	2,117.301	11.272972	1,380.953	12/31/03
9.501521	2.339	9.497587	1,125.315	12/31/02
Dreyfus VIF Money Market Portfolio
1.015829	17,783.153	1.011223	0.000	12/31/06
0.988183	20,284.976	0.984617	0.021	12/31/05
0.979129	18,326.872	0.976603	3,275.845	12/31/04
0.988257	8,291.275	0.986757	0.000	12/31/03
0.998163	0.000	0.997726	0.000	12/31/02
Janus Aspen Series Balanced Portfolio-Service Shares
13.510905	6,298.041	13.451049	920.617	12/31/06
12.447458	5,908.460	12.404896	714.692	12/31/05
11.761156	5,803.740	11.732846	3,637.148	12/31/04
11.047694	6,039.327	11.032249	3,328.912	12/31/03
9.879643	251.741	9.875553	3,067.472	12/31/02
Janus Aspen Series International Growth Portfolio-Service Shares
19.515169	522.992	19.473934	458.247	12/31/06
13.538596	583.196	13.523700	402.609	12/31/05
10.437930	0.000	10.437029	0.000	12/31/04
Janus Aspen Series Large Cap Growth Portfolio-Service Shares
14.031747	921.132	13.969586	0.000	12/31/06
12.843817	480.968	12.799913	0.000	12/31/05
12.561213	5,503.379	12.530984	0.000	12/31/04
12.262520	2,627.592	12.245375	0.000	12/31/03
9.484036	2.069	9.480100	0.000	12/31/02

10

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Janus Aspen Series Mid Cap Growth Portfolio-Service Shares
18.649791	220.587	18.567217	263.375	12/31/06
16.743623	583.357	16.686425	450.808	12/31/05
15.203686	113.639	15.167133	32.981	12/31/04
12.837394	77.798	12.819478	20.056	12/31/03
9.687604	6.139	9.683594	7.143	12/31/02
Janus Aspen Series INTECH Risk-Managed Core Portfolio-Service Shares
12.174765	0.000	12.149016	0.000	12/31/06
11.180676	0.000	11.168360	0.000	12/31/05
10.254434	0.000	10.253548	0.000	12/31/04
Neuberger Berman AMT Fasciano Portfolio-Class S
13.956819	1,302.450	13.895019	0.000	12/31/06
13.489155	1,191.092	13.443074	0.000	12/31/05
13.335440	997.363	13.303370	67.166	12/31/04
12.125200	753.320	12.108263	123.675	12/31/03
9.859906	0.000	9.855824	0.000	12/31/02
Neuberger Berman AMT Guardian Portfolio-Class S
16.384555	707.041	16.311990	558.182	12/31/06
14.747286	468.856	14.696889	341.686	12/31/05
13.871223	301.653	13.837858	0.000	12/31/04
12.211656	132.150	12.194588	0.000	12/31/03
9.451995	3.158	9.448082	0.000	12/31/02
Oppenheimer Balanced Fund/VA-Service Shares
14.934682	813.649	14.868562	1,456.119	12/31/06
13.704308	949.326	13.657493	1,546.079	12/31/05
13.446792	744.297	13.414464	0.000	12/31/04
12.458480	468.801	12.441081	0.001	12/31/03
10.161559	1.472	10.157364	22.324	12/31/02
Oppenheimer Capital Appreciation Fund/VA-Service Shares
14.419360	1,004.401	14.355500	1,009.105	12/31/06
13.621607	1,006.453	13.575060	1,232.587	12/31/05
13.213969	881.690	13.182196	430.725	12/31/04
12.607740	695.739	12.590131	236.022	12/31/03
9.811062	0.000	9.807003	0.000	12/31/02
Oppenheimer Global Securities Fund/VA-Service Shares
19.922885	1,143.828	19.834686	1,177.800	12/31/06
17.267813	1,112.941	17.208823	970.912	12/31/05
15.400196	819.990	15.363167	1,162.767	12/31/04
13.177803	1,157.615	13.159405	1,207.003	12/31/03
9.380751	104.455	9.376866	1,068.076	12/31/02
Oppenheimer Main Street Fund®/VA-Service Shares
12.131648	102.473	12.106004	1,417.726	12/31/06
10.753768	49.887	10.741935	1,388.442	12/31/05
10.345297	0.000	10.344401	0.000	12/31/04

11

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Oppenheimer Main Street Small Cap Fund/VA-Service Shares
19.211373	2,742.484	19.126318	3,676.857	12/31/06
17.044094	2,480.815	16.985869	3,199.274	12/31/05
15.802780	2,127.455	15.764794	1,852.324	12/31/04
13.488125	1,441.198	13.469298	1,075.901	12/31/03
9.509798	29.767	9.505867	87.823	12/31/02
PIMCO VIT High Yield Portfolio-Administrative Class
15.602404	3,687.795	15.533337	655.395	12/31/06
14.546965	3,869.429	14.497274	0.000	12/31/05
14.211622	3,413.870	14.177462	0.000	12/31/04
13.194789	2,560.013	13.176372	29.071	12/31/03
10.917689	0.000	10.913187	0.000	12/31/02
PIMCO VIT Real Return Portfolio-Administrative Class
12.150577	3,132.369	12.096736	3,864.997	12/31/06
12.272315	3,770.925	12.230364	3,785.676	12/31/05
12.227244	3,153.008	12.197832	3,987.673	12/31/04
11.417976	2,748.197	11.402022	3,959.879	12/31/03
10.667479	2.849	10.663077	919.643	12/31/02
PIMCO VIT Total Return Portfolio-Administrative Class
11.453148	3,594.770	11.402411	2,069.252	12/31/06
11.218663	3,246.608	11.180321	1,983.281	12/31/05
11.138904	2,872.010	11.112118	318.967	12/31/04
10.802604	2,981.522	10.787514	161.011	12/31/03
10.458630	197.091	10.454317	6.726	12/31/02
Rydex VT Sector Rotation Fund
15.388692	2,612.479	15.320543	0.000	12/31/06
14.053924	2,555.637	14.005909	156.306	12/31/05
12.572438	2,046.685	12.542213	0.000	12/31/04
11.551541	1,351.164	11.535407	0.000	12/31/03
9.043759	68.819	9.040013	0.000	12/31/02
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I
11.338868	669.858	11.288643	1,191.365	12/31/06
11.119569	1,005.147	11.081563	1,191.365	12/31/05
10.853972	935.724	10.827855	0.000	12/31/04
10.579033	1,482.877	10.564242	0.000	12/31/03
10.281994	0.000	10.277749	0.000	12/31/02
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I
19.729989	1,497.395	19.642628	431.571	12/31/06
16.628344	2,160.685	16.571525	431.569	12/31/05
15.061160	2,028.630	15.024944	129.564	12/31/04
13.369952	2,330.844	13.351272	110.684	12/31/03
9.608581	0.000	9.604601	0.000	12/31/02
Van Kampen UIF U.S. Real Estate Portfolio-Class I
26.867515	3,837.274	26.748592	321.823	12/31/06
19.798110	4,102.660	19.730475	122.973	12/31/05
17.205566	4,205.965	17.164194	187.448	12/31/04
12.831913	3,980.422	12.813989	258.213	12/31/03
9.489992	0.000	9.486069	7.555	12/31/02

12

	Number of		Number of
	Accumulation Units		Accumulation Units
Accumulation Unit	Outstanding for	Accumulation Unit	Outstanding for
Value for Contracts	Contracts with	Value for Contracts	Contracts with
with 1.70% Total	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
M&E Charges	Charges	M&E Charges	Charges	Year
Van Kampen UIF Value Portfolio-Class I
17.187216	1,792.521	17.111139	1,985.713	12/31/06
14.957208	1,648.369	14.906130	1,112.450	12/31/05
14.551085	1,702.469	14.516134	0.000	12/31/04
12.561473	1,478.027	12.543954	132.037	12/31/03
9.527659	0.000	9.523724	0.000	12/31/02
The above tables give year-end Accumulation Unit information for each Subaccount from the end of the year of inception to December 31, 2006. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for each Subaccount shown, other than the Dreyfus VIF Money Market Portfolio Subaccount, was 10.00000 as of August 1, 2002 (the effective date of the Subaccounts) or as of December 1, 2004 (the effective date of the Subaccounts) for AIM V.I. Small Cap Equity Fund, the four American Century Variable Portfolios, the Dreyfus Technology Growth Portfolio, the Janus Aspen Series International Growth Portfolio, the Janus Aspen Series INTECH Risk-Managed Core Portfolio and the Oppenheimer Main Street Fund®. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.00000 as of August 1, 2002 (the effective date of the Subaccount).
Financial Statements
The financial statements and reports of independent auditors for the Company and for the Separate Account are included in the SAI.
Performance Information
From time to time, the Company may advertise yields and/or total returns for the Subaccounts. These figures are based on historical information and are not intended to indicate future performance. Performance data and a more detailed description of the methods used to determine yield and total return are included in the SAI.

13

The “CHARGES AND DEDUCTIONS” section of the Prospectus is deleted, and is replaced in its entirety by the following:
CHARGES AND DEDUCTIONS
There are two types of charges and deductions by the Company. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the Contingent Deferred Sales Charge, the annual contract maintenance fee, premium taxes (where applicable) and transfer fees. There are also charges assessed pro rata against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge, the administration charge, and the charges for any optional riders or endorsements you select.
Except as described below, the Company will never charge more to a Contract than the fees and charges described even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.
The Company reserves the right to change the amount of the transfer fee in the future, or the number of transfers that can be made without incurring the transfer fee, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrenders section of this prospectus, if in the Company’s discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals. The maximum amount of these charges and fees is described below.
Contingent Deferred Sales Charge (“CDSC”)

Purpose of Charge	Offset expenses incurred by the Company in the sale of the Contracts, including commissions paid and costs of sales literature.

Amount of Charge	Up to 7% of each purchase payment, depending on the number of years elapsed since receipt of the purchase payment.

Number of full years elapsed between date of receipt of purchase payment and date request for surrender received	0	1	2	3	4	5	6	7 or more
CDSC as a percentage of purchase payment surrendered	7%	7%	7%	6%	5%	4%	2%	0%

When Assessed	On partial or full surrenders of purchase payments during the Accumulation Period.

Assessed Against What	Purchase payments only, not earnings. See the Surrenders section of this prospectus for information on order of withdrawal of purchase payments and earnings.

Waivers	▪ Free withdrawal privilege. See the Surrenders section for information.

▪ In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

▪      If the Contract is issued with a tax sheltered annuity endorsement: (i) upon separation from service if Owner has attained age 55 and the Contract has been in force for at least seven years; or (ii) after the Contract has been in force ten years or more.

▪ Long term care waiver rider. See the Surrenders section for information.

▪ If the Social Security Administration determines after the Contract is issued that the Owner is “disabled” as that term is defined in the Social Security Act of 1935, as amended.

▪ If the spouse becomes successor Owner. See the Account Value section for information.

▪ Where required to satisfy state law.

14

Contract Maintenance Fee
Purpose of Charge	Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge	$30.00 per year

When Assessed	During the Accumulation Period the charge is deducted on each anniversary of the effective date of the Contract, and at time of full surrender. During the Benefit Payment Period a pro rata portion of the charge is deducted from each benefit payment.

Assessed Against What	Amounts invested in the Subaccounts and Fixed Account options. During the Accumulation Period, the charge is deducted pro rata from the Subaccounts and Fixed Account options in which the Contract has an interest on the date of the charge. During the Benefit Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment.

Waivers	▪ During the Accumulation Period if the Account Value is at least $40,000 on the date the charge is due.

▪ During the Benefit Payment Period if the amount applied to the annuity benefit is at least $40,000.

▪ If the Contract is issued with a tax sheltered annuity endorsement.

▪ In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

▪ During the Benefit Payment Period where required to satisfy state law.

Transfer Fee
Purpose of Charge	Offset cost incurred in administering the Contracts.

Amount of Charge	$25 for each transfer in excess of 12 in any contract year. The Company reserves the right to change the amount of this charge, or the number of transfers which can be made without incurring the charge at any time. The transfer fee will never exceed $30 for each transfer, and the number of transfers that can be made without a charge will never be fewer than 8.

When Assessed	During the Accumulation Period.

Assessed Against What	Deducted from amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio re-balancing programs. Transfers associated with these programs do not count toward the free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

Administration Charge
Purpose of Charge	Offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When Assessed	During the Accumulation Period and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts.

Waivers	May be waived or reduced in the Company’s discretion where the Company incurs reduced sales and servicing expenses.

15

Mortality and Expense Risk Charge

Purpose of Charge	Compensation for bearing certain mortality and expense risks under the Contract. Mortality risk arises from the Company’s obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts.

Waivers	None.

Optional Guaranteed Minimum Income Benefit Endorsement Charge

Purpose of Charge	Compensation for bearing certain risks under the Contract. These risks arise from the Company’s obligation under this Endorsement to allow Owners to base Annuity Benefit Payments on the GMIB Annuity Benefit Value if they so choose, which may result in a larger Annuity Benefit Payment than that otherwise payable under the Contract.

Amount of Charge	Daily charge equal to 0.000823% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.30%.

When Assessed	During the Accumulation Period.

Assessed Against What	Amounts invested in the Subaccounts.

Waivers	None.

Optional Enhanced Death Benefit Rider Charge

Purpose of Charge	Compensation for bearing mortality risks under this Rider. These increased risks arise from the Company’s obligation to pay an Enhanced Death Benefit Amount which may exceed the Death Benefit Amount otherwise payable under the Contract.

Amount of Charge	Daily charge equal to 0.000274% of the daily Net Asset Value for each Subaccount if issued to an Owner age 70 or younger, or 0.000686% of the daily Net Asset Value for each Subaccount if issued to an Owner over age 70 but under age 79. These daily charges correspond to an effective annual rate of 0.10% or 0.25%, respectively.

When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected.

Assessed Against What	Amounts invested in the Subaccounts.

Waivers	None.

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Optional Earnings Enhancement Benefit Rider Charge

Purpose of Charge	Compensation for bearing certain risks under this Rider. These risks arise from the Company’s obligation to pay an increased Death Benefit Amount (or an increased Enhanced Death Benefit Amount, if applicable), when a Death Benefit becomes payable as a result of an Owner’s death.

Amount of Charge	Daily charge equal to 0.000823% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.30%.

When Assessed	During the Accumulation Period.

Assessed Against What	Amounts invested in the Subaccounts.

Waivers	None.
Premium Taxes
Certain state and local governments impose premium taxes. These taxes currently range from zero to 5.0% depending upon the jurisdiction. The Company will deduct any applicable premium taxes from the Account Value either upon death, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under state law.
Discretionary Waivers Of Charges
The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the total amount of purchase payments to be received; and (2) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.
Expenses of the Portfolios
In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and SAI for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Expense Tables of this prospectus, unless a Portfolio commenced operations in the current calendar year. In that case, estimated Portfolio expenses are included in the Expense Tables of this prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).
The “Accumulation Units,” “ Stepped-Up Account Value for Successor Owner ,” “Limitation On Allocations to Fixed Account Options,” and “Principal Guarantee Program” subsections of the "ACCUMULATION PERIOD” section of the Prospectus are deleted, and are replaced in their entirety by the following:
Accumulation Units
Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.
Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:
▪	transfer from a Subaccount

▪	full or partial surrender from a Subaccount

▪	payment of a death benefit

▪	application of the amounts in a Subaccount to a settlement option

▪	deduction of the contract maintenance fee

▪	deduction of a transfer fee

▪	deduction of charges for certain optional riders or endorsements

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Stepped-Up Account Value for Successor Owner
If the surviving spouse of a deceased Owner becomes a successor Owner of the Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, including any increase in the death benefit which may be due if the Owner elected the Earnings Enhancement Benefit Rider, as of what would have been the Death Benefit Valuation Date. In addition, CDSCs will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments made by the successor Owner after that date.
For purposes of determining what would have been the Death Benefit Valuation Date, the election to become successor Owner will be deemed to be instructions as to the form of death benefit. The election to become successor Owner must be made within one year of the date of the Owner’s death.
Limitation on Allocations to Fixed Account Options
Benefits under the optional Guaranteed Minimum Income Benefit Endorsement, if elected, will be adversely affected if on the last Valuation Date of any calendar quarter after the first Contract Year the Fixed Account Value exceeds thirty percent (30%) of the total Account Value. Please refer to the Optional Guaranteed Minimum Income Benefit Endorsement section of this prospectus for additional information.
Principal Guarantee Program
An Owner may elect to have the Company allocate a portion of a purchase payment to the Seven Year Guaranteed Interest Rate Option such that, at the end of the seven year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the Seven Year Guaranteed Interest Rate Option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the Owner’s instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000. The principal guarantee program is not available if the Owner has elected the optional Guaranteed Minimum Income Benefit Endorsement.

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The “BENEFIT PAYMENT PERIOD” section of the Prospectus is deleted, and is replaced in its entirety by the following:
BENEFIT PAYMENT PERIOD
Annuity Benefit
An Owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. If annuity payments begin, such payments will be in lieu of all other benefits under the Contract. The first day of the Benefit Payment Period in which annuity payments are made is generally referred to as the “Annuity Commencement Date.” If the Owner has elected the optional Guaranteed Minimum Income Benefit Endorsement (the “GMIB Endorsement”) and chooses to receive the Guaranteed Minimum Income Benefit (“GMIB”), however, this date is referred to as the “GMIB Commencement Date.”
Unless the Company agrees otherwise, the Annuity Commencement Date cannot be later than the contract anniversary following the eighty-fifth (85th) birthday of the oldest Owner, or five years after the effective date of the Contract, whichever is later. The GMIB Commencement Date must be on, or during the thirty (30) calendar day period immediately following, the tenth (10th) or any subsequent Contract anniversary prior to the oldest Owner’s ninety-first (91st) birthday.
The amount applied to a settlement option to provide annuity payments generally will be the Account Value (less any outstanding loans) as of the end of the Valuation Period immediately preceding the Annuity Commencement Date. An Owner who has elected the GMIB Endorsement, however, may choose to receive the GMIB instead. If the Owner chooses the GMIB, annuity payments will be based on the GMIB Annuity Benefit Value, rather than on the Account Value, as of the end of the Valuation Period immediately preceding the GMIB Commencement Date.
The Owner generally may select any form of settlement option currently available. If the Owner chooses to receive the GMIB, however, the only settlement option available is the GMIB Option Life Annuity with Payments for at Least 120 Months. The standard forms of settlement options, including the GMIB Option, are described in the Settlement Options section of this prospectus.
If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. Available options include a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment. If the Owner does not select a settlement option, the Company will apply the Account Value pro rata to a combination variable and fixed dollar benefit for the life of the annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.
Optional Guaranteed Minimum Income Benefit Endorsement
In states where the Company has received regulatory approval, if an Owner purchases a Contract that is issued before the oldest Owner’s eightieth (80th) birthday, the Owner may elect the optional GMIB Endorsement. This endorsement gives the Owner the option of choosing to have annuity payments based on the GMIB Annuity Benefit Value, instead of the Account Value, as of the end of the Valuation Period immediately preceding the GMIB Commencement Date.
The GMIB Annuity Benefit Base is used to calculate your GMIB Annuity Benefit Value. The GMIB Annuity Benefit Base, at the end of any Valuation Period, is equal to all purchase payments received as of that date:
1)	reduced proportionally for any partial surrenders;

2)	less the annual contract maintenance fee, any transfer fees and any applicable charges due under any optional riders or endorsements to the Contract;

3)	less any applicable CDSC;

4)	less outstanding loans; and

5)	less any purchase payments received in the immediately preceding twelve (12) months.

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For purposes of calculating the GMIB Annuity Benefit Base, all adjustments will occur at the time the transaction occurs. The adjustment for partial surrenders will reduce the GMIB Annuity Benefit Base in the same proportion that the Account Value was reduced on the date of the partial surrender. All other adjustments will reduce the GMIB Annuity Benefit Base on a dollar for dollar basis.
The GMIB Annuity Benefit Value, at the end of any Valuation Date, is equal to the GMIB Annuity Base, compounded daily, at an effective annual interest rate (the “GMIB Interest Rate,” as described below), from the Contract Effective Date until the Contract Anniversary immediately following the oldest Owner’s 85th birthday, or the GMIB Commencement Date, whichever is earlier, plus any Purchase Payments received in the immediately preceding twelve (12) months.
The GMIB Interest Rate is equal to an effective annual interest rate of 6% if the oldest Owner is Age 75 or younger on the Contract Effective Date. The GMIB Interest Rate is equal to an effective annual interest rate of 5% if the oldest Owner is over Age 75 but under Age 80 on the Contract Effective Date. After the first Contract year, the GMIB Interest Rate applicable to any Contract will be reduced by 3% if the Fixed Account Value exceeds 30% of the total Account Value on the last Valuation Date of any quarter. This means that if the GMIB Interest Rate otherwise would have been 6%, it will be reduced to 3% for that quarter. If the GMIB Interest Rate otherwise would have been 5%, it will be reduced to 2% for that quarter.
The GMIB Annuity Benefit Value and the GMIB Annuity Benefit Base are used only in connection with the determination of annuity payments, and have no affect on other Contract provisions, riders or endorsements. Neither the GMIB Annuity Benefit Value nor the GMIB Annuity Benefit Base reflects the Account Value. If the Owner chooses to receive the GMIB, the only settlement option available is the GMIB Option Life Annuity with Payments for at Least 120 Months. No variable dollar benefit payment option is available if the Owner elects to receive the GMIB.
The GMIB Endorsement must be elected before the Contract Effective Date. The Owner cannot add or discontinue the GMIB Endorsement after the Contract Effective Date. The additional charge for the GMIB Endorsement is described in the Charges and Deductions section of the prospectus. The GMIB Endorsement will terminate automatically on the earliest of the following:
1)	the date the Contract is fully surrendered;

2)	the Annuity Commencement Date;

3)	the 31st calendar day following the Contract anniversary immediately preceding the oldest Owner’s 91st birthday;

4)	the Death Benefit Valuation Date (or the date that would have been the Death Benefit Valuation Date if a spouse becomes successor Owner);

5)	the date you name a new Owner who is older than the oldest previous Owner; or

6)	the date the Contract is otherwise terminated in accordance with Contract provisions.
Before electing the GMIB endorsement, you should consult a qualified financial advisor. In particular, the election of the GMIB endorsement may not be appropriate for contract Owners who will be subject to any minimum distribution requirements under an IRA or other qualified plan prior to the expiration of ten (10) contract years.
While the GMIB endorsement does provide a guaranteed GMIB Annuity Benefit Value, and therefore may afford some protection against unfavorable market performance, the GMIB endorsement does not in any way guarantee the performance of any underlying portfolio, or any other investment option available under the contract. The GMIB endorsement does not restrict or limit the rights of contract Owners to annuitize the contract based on the Account Value at other times permitted under the contract. The GMIB endorsement does not in any way restrict the right to annuitize the contract using an Account Value that may be higher than the GMIB Annuity Benefit Value. Owners should remember, however, that the GMIB endorsement can not be discontinued once it is elected. This means that the GMIB charge will continue to be assessed even if the investment performance of the contract results in an Account Value that exceeds the GMIB Annuity Benefit Value.

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Death Benefit
A death benefit will be paid under a Contract if an Owner dies during the Accumulation Period. If a surviving spouse becomes the successor Owner of the Contract, the death benefit will be paid following the death of the successor Owner if he or she dies during the Accumulation Period. If a death benefit is paid, it will be in lieu of any other benefits under the Contract.
The death benefit will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.
Any applicable premium tax or other taxes not previously deducted, and any outstanding loans will be deducted from the death benefit amounts described below.
An Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. If the Owner does not make an election as to the form of death benefit, the beneficiary may make an election within one year after the Owner’s death. If no election as to form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a fixed period of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner’s death; the day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.
Death Benefit Amount
The Death Benefit Amount will equal the greatest of:
1)	the Account Value on the Death Benefit Valuation Date; or

2)	the total purchase payments, reduced proportionally for partial surrenders; or

3)	the largest Account Value on any Contract anniversary before the Death Benefit Valuation Date and prior to any Owner’s 80th birthday, reduced proportionally for subsequent partial surrenders.
The reduction for partial surrenders will be in the same proportion that the Account Value was reduced on the date of the partial surrender.
Optional Enhanced Death Benefit Rider
In states where the Company has received regulatory approval, if an Owner purchases a Contract that is issued before the oldest Owner’s 79th birthday, the Owner may elect the optional Enhanced Death Benefit Rider (“EDB Rider”).
The EDB Rider provides for an Enhanced Death Benefit Amount (“EDB Amount”) when a death benefit becomes payable as a result of the death of any Owner before the Annuity Commencement Date or GMIB Commencement Date, as applicable. The EDB Amount, if it is larger, will be paid instead of the Death Benefit Amount otherwise payable under the Contract. Only one death benefit will be paid under the Contract. If an EDB Amount is paid, it is in lieu of the Death Benefit Amount.
The EDB Amount will be equal to total purchase payments, reduced proportionally for partial surrenders, and increased by any interest, as described below; provided, however, that the EDB Amount shall not exceed 200% of the total purchase payments, reduced proportionally for partial surrenders. Any reduction for partial surrenders will be in the same proportion that the Account Value was reduced on the date of the partial surrender.
If any Owner dies before age 80, interest on purchase payments for determination of an EDB Amount compounds daily, at the effective annual interest rate described below (the “Specified Rate”), to the Death Benefit Valuation Date. If any Owner dies on or after his or her 80th birthday, interest compounds daily, at the Specified Rate, to the Contract Anniversary prior to the 80th birthday of the deceased Owner.
If the Contract is issued before any Owner is age 71, the Specified Rate is 5%. If the Contract is issued after any Owner is age 71 and before any Owner is age 79, the Specified Rate is 4%.

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The EDB Rider must be elected before the Contract Effective Date. The Owner cannot add or discontinue the EDB Rider after the Contract Effective Date. The additional charge for the EDB Rider is described in the Charges and Deductions section of this prospectus. The EDB Rider will terminate automatically on the earliest of the following:
1)	the date the Contract is fully surrendered;

2)	the Death Benefit Valuation Date (or the date that would have been the Death Benefit Valuation Date if a spouse becomes successor Owner);

3)	the Annuity Commencement Date, or GMIB Commencement Date, as applicable;

4)	the date you name a new Owner who is older than the oldest previous Owner; or

5)	the date the Contract is otherwise terminated in accordance with Contract provisions.
If the receipt of any benefit under the EDB Rider would cause the Contract to lose its tax-qualified or tax-deferred status, the EDB Rider will be deemed to be void from its inception. In that event, all charges deducted from the Contract for the EDB Rider will be refunded.
Optional Earnings Enhancement Benefit Rider
In states where the Company has received regulatory approval, if an Owner purchases a Contract that is issued before the oldest Owner’s 75th birthday, the Owner may elect the optional Earnings Enhancement Benefit Rider (the “EEB Rider”).
If a death benefit becomes payable as a result of an Owner’s death while the EEB Rider is in effect, an Earnings Enhancement Benefit Amount (“EEB Amount”) is provided. The Death Benefit Amount (or the Enhanced Death Benefit Amount, if applicable) will be increased by the EEB Amount, if any. No more than one death benefit (whether or not increased by any EEB Amount) is payable under the Contract and the EEB Rider.
If the oldest Owner was age 69 or younger on the Contract Effective Date, the EEB Amount will be the lesser of 40% of Earnings (as defined below) or 40% of purchase payments not already withdrawn. If the oldest Owner was age 70 to 74 on the Contract Effective Date, the EEB Amount will be the lesser of 25% of Earnings or 25% of purchase payments not already withdrawn.
Solely for purposes of calculating the EEB Amount, Earnings are defined as the Account Value as of the Valuation Date immediately preceding the Death Benefit Valuation Date, minus purchase payments not already withdrawn. Partial surrenders taken prior to the Death Benefit Valuation Date will be deemed to have been taken from earnings first, and then from purchase payments, for purposes of calculating the EEB Amount under the EEB Rider.
The EEB Rider must be elected before the Contract Effective Date. The Owner cannot add or discontinue the EEB Rider after the Contract Effective Date. The additional charge for the EEB Rider is described in the Charges and Deductions section of this prospectus. The EEB Rider will terminate automatically on the earliest of the following:
1)	the date the Contract is fully surrendered;

2)	the Death Benefit Valuation Date (or the date that would have been the Death Benefit Valuation Date if a spouse becomes successor Owner);

3)	the Annuity Commencement Date, or GMIB Commencement Date, as applicable;

4)	the date the Owner names a new Owner who is older than the oldest previous Owner; or

5)	the date the Contract is otherwise terminated in accordance with Contract provisions.
If the receipt of any benefit under the EEB Rider would cause the Contract to lose its tax-qualified or tax-deferred status, the EEB Rider will be deemed to be void from its inception. In that event, all charges deducted from the Contract for the EEB Rider will be refunded.
Step Up In Value For Successor Owner
If your spouse becomes the successor Owner of the Contract, the Account Value of the contract will be increased, as of the date that would have been the Death Benefit Valuation Date, to equal the amount of the death benefit, including any increase in the death benefit which may be due if the Owner elected the Earnings Enhancement Benefit Rider, which would have been payable if your spouse had not become the successor Owner of the Contract. If the Account Value is increased under this provision, the Company will deposit the amount of the increase into the Fixed Accumulation Account Option.

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If the death benefit which would have been payable is equal to the Account Value as of the date that would have been the Death Benefit Valuation Date, there will be no change in the Account Value of the Contract.
For purposes of determining the date that would have been the Death Benefit Valuation Date, the election to become successor Owner will be deemed to be instructions as to the form of death benefit. Therefore, the date that would have been the Death Benefit Valuation Date will be the later of the date we receive Due Proof of Death of the Owner, or the date we receive a successor Owner election, but never later than one year after the date of death of the Owner.
If your spouse becomes the successor Owner of the Contract, any CDSC which would otherwise apply on surrender will be waived, except that if any additional purchase payments are paid by the successor Owner, CDSCs will apply as described in this Contract, to those additional purchase payments only.
Payment Of Benefits
When a Contract is annuitized or when a death benefit is applied to a settlement option, the Account Value, the GMIB Annuity Benefit Value, or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments generally may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. GMIB payments, however, may be paid only as a fixed dollar benefit for at least 120 months, and may be based only on the GMIB Option Tables included in the Contract. No variable dollar benefit payment option is available if the Owner elects to receive the GMIB. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company’s general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the SAI.
Settlement Options
The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options, including the GMIB Option, are described below. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.
The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform to the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted (i.e., redeemed at present value). Other settlement options may be commuted on a basis acceptable to you and us at the time of the commutation request.
The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the annuitant or beneficiary increases because more payments are expected to be paid.
Income For A Fixed Period: The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1-4 years are available for death benefit settlement options only.)
Life Annuity With Payments For A Fixed Period: The Company will make periodic payments for a specified fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

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Joint And One-Half Survivor Annuity: The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.
Income For A Fixed Period, Not To Exceed Life Expectancy: The Company will make periodic payments for a fixed period, not to exceed the life expectancy of the person on whose life benefit payments are based, as determined under life expectancy tables compiled by the Office of the Actuary of the Social Security Administration. If this option is elected, the Contract is irrevocable and has no value that can be assigned, surrendered, loaned, commuted or withdrawn. The first payment will be paid as of the last day of the initial payment interval.
GMIB Option Life Annuity With Payments For At Least 120 Months: The Company will make periodic payments at the beginning of each payment interval for at least 120 months, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period. This is the only settlement option available if the Owner chooses to base benefit payments on the GMIB Annuity Benefit Value rather than on the Account Value. This option may only be applied to the GMIB Option Tables in the Contract.
Calculation Of Fixed Dollar Benefit Payments
Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, applicable premium taxes or any other applicable amounts) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. This amount is then reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.
Except with respect to payments made under the terms of the GMIB Endorsement, the Company guarantees minimum fixed dollar benefit payment factors based on 2000 annuity mortality tables for individuals with interest at 1% per year, compounded annually. For individual tax-qualified Contracts, the Company uses tables for blended lives (60% female/40% male). For individual non-tax-qualified Contracts, the Company uses tables for male and female lives. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for the Company’s standard settlement options, including the GMIB Option, are set forth in tables in the Contracts. For payments made under the terms of the GMIB Endorsement, the Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals, with a ten year age setback, and with interest at 2 1/2% per year, compounded annually. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.
Calculation Of Variable Dollar Benefit Payments
The first variable dollar benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company’s minimum guaranteed settlement option factors, reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period.
The amount of each subsequent variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the first benefit payment includes a 1% rate of interest, subsequent benefit payments will be less than the first payment if the net investment performance of the applicable Subaccounts is less than 1%. Subsequent benefit payments will be more than the first payment if the net investment performance of the applicable Subaccount(s) is greater than 1%.
The amount of each subsequent payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the contract maintenance fee, as described above. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount, as of the end of the fifth Valuation Period preceding the due date of the payment.
The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the first variable dollar benefit payment (before deduction of the pro rata portion of the contract maintenance fee) among the Subaccount(s) selected in the percentages indicated by the Owner (or payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period.

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The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
THE COMMODORE HELMSMAN®
AND THE COMMODORE MAJESTY®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2007
Annuity Investors Life Insurance Company (“the Company,” “we,” “our” and “us”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2007, for either The Commodore Helmsman®, or The Commodore Majesty® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccounts (collectively, the “Closed Subaccounts”) investing in the following Portfolios:
Janus Aspen Series

-Janus Aspen Series Worldwide Growth Portfolio-Service Shares

Old Mutual Insurance Series Fund (formerly PBHG Insurance Series Fund)
-Old Mutual Large Cap Growth Portfolio
-Old Mutual Mid-Cap Portfolio
-Old Mutual Select Value Portfolio
The Janus Aspen Series Worldwide Growth Portfolio Closed Subaccount, the Old Mutual Large Cap Growth Portfolio Closed Subaccount, the Old Mutual Mid-Cap Portfolio Closed Subaccount, and the Old Mutual Select Value Portfolio Closed Subaccount are additional investment options of the Contracts available only to Contract Owners who held Accumulation Units in these Subaccounts on November 30, 2004. Each of these investment options will become unavailable to you once you no longer have money in that Closed Subaccount. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Closed Subaccounts described in this Supplemental Prospectus.
The Statement of Additional Information (“SAI”) dated May 1, 2007, contains more information about the Separate Account and the Contracts, including the Closed Subaccounts. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for The Commodore Helmsman® is 333-88300; and The Commodore Majesty® is 333-88302.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

These securities may be sold by a bank or credit union, but are not financial institution products.
▪	The Contracts are not FDIC or NCUSIF insured

▪	The Contracts are obligations of the Company and not of the bank or credit union

▪	The bank or credit union does not guarantee the Company’s obligations under the Contracts

▪	The Contracts involve investment risk and may lose value
EXPENSE TABLES
The “EXPENSE TABLES” section of the Contract Prospectus is supplemented by adding the following:
Portfolio Annual Expenses (Before Expense Reimbursement)
(As a percentage of Portfolio average net assets)

	Minimum	Maximum
Before any fee reduction or expense reimbursement	0.52%	10.73%
After contractual fee reductions and/or expense reimbursements	0.52%	1.67%

2

FINANCIAL INFORMATION
Condensed Financial Information
Appendix A to this Supplemental Prospectus provides condensed financial information for the Commodore Helmsman® and the Commodore Majesty® variable annuities with respect to each Closed Subaccount. This information includes the following information:
•	year-end accumulation unit value for each Closed Subaccount from the end of the year of inception through December 31, 2006

•	number of accumulation units outstanding as of the end of each period.
Financial Statements
The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.
THE PORTFOLIOS
The Separate Account currently offers each of the Closed Subaccounts only to the Contract Owners who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors (as indicated on the first page of this Supplemental Prospectus). Each Closed Subaccount invests in the corresponding Portfolio listed below, which has its own investment objectives, policies and practices. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolios, the investment advisory services and administrative services of the Portfolios, and the charges of the Portfolios.
You should read the Portfolio prospectuses and this Supplemental Prospectus carefully before making any decision concerning allocating additional purchase payments or transferring amounts to any of these Closed Subaccounts or the Subaccounts.
There is no assurance that any Portfolio will achieve its stated objectives. The SEC does not supervise the management or the investment policies and/or practices and/or of any Portfolio.
All dividends and capital gains distributed by the Portfolios are reinvested in the Separate Account and reflected in Accumulation Unit Value. Portfolio dividends and net capital gains are not distributed to Owners.
The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of the Portfolios will be the same or similar to the investment performance of any publicly available mutual fund.

Portfolio	Adviser and Type of Fund
Janus Aspen Series
Janus Aspen Series Worldwide Growth Portfolio – Service Shares	Janus Capital Management LLC Worldwide Growth
Old Mutual Insurance Series Fund
Old Mutual Large Cap Growth Portfolio	Old Mutual Capital, Inc. Large Cap Growth
Old Mutual Mid-Cap Portfolio	Old Mutual Capital, Inc. Mid-Cap Blend
Old Mutual Select Value Portfolio	Old Mutual Capital, Inc.

Value Blend
Expenses of the Portfolios
In addition to charges and deductions by us, there are Portfolio management fees and administration expenses. These fees and expenses are described in the prospectuses and statements of additional information for the Portfolios. The actual portfolio fees and expenses for the prior calendar year are included in the Expense Tables section of this Supplemental Prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).
Investment Options-Allocations
You can allocate purchase payments in whole percentages to any of the currently available Subaccounts described in the Contract Prospectus or to any of the Fixed Account options. You may allocate purchase payments to the Janis Aspen Series Worldwide Growth Portfolio Subaccount, the Old Mutual Large Cap Growth Portfolio Subaccount, the Old Mutual Mid-Cap Portfolio Subaccount and the Old Mutual Select Value Portfolio Subaccount only if you had Accumulation Units in that Closed Subaccount as of November 30, 2004. Each of these investment options will become unavailable to you once you no longer have money in that Closed Subaccount. Interests in the Closed Subaccounts described in this Supplemental Prospectus are securities registered with the Securities and Exchange Commission. The Owner bears the risk of investment gain or loss on amounts allocated to these Closed Subaccounts or any other Subaccounts.
Substitutions of Portolios
As described in the Contract Prospectus, we may substitute a new Portfolio or similar investment option for any Portfolio in which a Subaccount invests. We would make a substitution to ensure the underlying Portfolio continues to be a suitable investment, consistent with the protection of investors. A substitution may be triggered by unsatisfactory investment performance, a change in laws or regulations, a change in a Portfolio’s investment objectives or restrictions, a change in the availability of the Portfolio for investment, or any other reason. Before any substitution, we will obtain any required approvals, including approval from the SEC or from Contract Owners.

4

APPENDIX A: CONDENSED FINANCIAL INFORMATION
The tables below give year-end Accumulation Unit Information for the Commodore Helmsman® and Commodore the Majesty® variable annuities with respect to each Closed Subaccount from the end of the year of inception through December 31, 2006. It should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount shown was 10.00000 as of August 1, 2002 (the effective date of the Closed Subaccounts).
The Commodore Helmsman®(Current Contract)

Standard Accumulation	Standard Accumulation
Unit Value	Units Outstanding	Year
Janus Aspen Series Worldwide Growth Portfolio-Service Shares
14.180534	11,403.652	12/31/06
12.194095	10,485.439	12/31/05
11.714601	8,359.595	12/31/04
11.366047	5,065.608	12/31/03
9.318424	127.119	12/31/02
Old Mutual Large Cap Growth Portfolio
13.929183	7,258.780	12/31/06
13.384860	7,264.014	12/31/05
12.982856	6,168.429	12/31/04
12.085570	4,102.200	12/31/03
9.341083	212.760	12/31/02
Old Mutual Mid-Cap Portfolio
17.557107	61,150.493	12/31/06
16.013479	57,616.098	12/31/05
15.362687	49,875.872	12/31/04
13.108710	13,215.766	12/31/03
9.896435	1,879.955	12/31/02
Old Mutual Select Value Portfolio
14.163035	11,177.562	12/31/06
11.423480	9,162.474	12/31/05
11.085470	16,792.745	12/31/04
10.930693	4,717.262	12/31/03
9.369709	243.862	12/31/02
The Commodore Helmsman® (Contract with Death Benefit Rider No Longer Available*)

*	See The Commodore Helmsman® Supplemental Prospectus dated May 1, 2005 regarding the Cancelled Death Benefit Rider for more information.

	Number of		Number of
Accumulation	Accumulation Units		Accumulation Units
Unit Value for	Outstanding for	Accumulation Unit	Outstanding for
Contracts with	Contracts with	Value for Contracts	Contracts with
1.50% Total M&E	1.50% Total M&E	with 1.65% Total	1.65% Total M&E
Charges	Charges	M&E Charges	Charges	Year
Janus Aspen Series Worldwide Growth Portfolio-Service Shares
14.117861	0.000	14.024364	0.000	12/31/06
12.152487	0.000	12.090342	0.000	12/31/05
11.686442	0.000	11.644337	0.000	12/31/04
11.350163	0.000	11.326374	0.000	12/31/03
9.314569	0.000	9.308784	0.000	12/31/02
Old Mutual Large Cap Growth Portfolio
13.867605	0.000	13.775786	0.000	12/31/06
13.339178	0.000	13.270997	0.000	12/31/05
12.951640	0.000	12.905007	0.000	12/31/04
12.068674	0.000	12.043406	0.000	12/31/03
9.337213	0.000	9.331418	0.000	12/31/02
Old Mutual Mid-Cap Portfolio
17.479516	0.000	17.363764	0.000	12/31/06
15.958857	0.000	15.877263	0.000	12/31/05
15.325775	0.000	15.270578	0.000	12/31/04
13.090394	0.000	13.062971	0.000	12/31/03
9.892344	0.000	9.886203	0.000	12/31/02
Old Mutual Select Value Portfolio
14.100477	0.000	14.007090	0.000	12/31/06
11.384523	0.000	11.326294	0.000	12/31/05
11.058851	0.000	11.018992	0.000	12/31/04
10.915427	0.000	10.892547	0.000	12/31/03
9.365833	0.000	9.360017	0.000	12/31/02

5

The Commodore Helmsman® (Contract with Death Benefit Rider No Longer Available*)

*	See The Commodore Helmsman® Supplemental Prospectus dated May 1, 2005 regarding the Cancelled Death Benefit Rider for more information.

	Number of		Number of
Accumulation	Accumulation Units		Accumulation Units
Unit Value for	Outstanding for	Accumulation Unit	Outstanding for
Contracts with	Contracts with	Value for Contracts	Contracts with
1.70% Total M&E	1.70% Total M&E	with 1.80% Total	1.80% Total M&E
Charges	Charges	M&E Charges	Charges	Year
Janus Aspen Series Worldwide Growth Portfolio-Service Shares
13.993415	731.037	13.931425	0.000	12/31/06
12.069759	624.332	12.028503	0.000	12/31/05
11.630396	1,333.949	11.602418	0.000	12/31/04
11.318524	300.808	11.302696	0.000	12/31/03
9.306871	22.567	9.303025	0.000	12/31/02
Old Mutual Large Cap Growth Portfolio
13.745397	1,848.171	13.684514	59.461	12/31/06
13.248428	1,716.469	13.203151	59.461	12/31/05
12.889577	3,170.906	12.858569	59.461	12/31/04
12.035047	2,316.839	12.018235	59.461	12/31/03
9.329501	0.000	9.325638	0.000	12/31/02
Old Mutual Mid-Cap Portfolio
17.325469	912.363	17.248755	100.507	12/31/06
15.850262	840.419	15.796109	67.553	12/31/05
15.252308	1,117.201	15.215643	95.984	12/31/04
13.053903	947.469	13.035682	137.186	12/31/03
9.884168	1.504	9.880086	7.049	12/31/02
Old Mutual Select Value Portfolio
13.976206	1,718.287	13.914293	0.000	12/31/06
11.307036	1,479.002	11.268376	0.000	12/31/05
11.005821	2,653.564	10.979333	0.000	12/31/04
10.884989	2,304.599	10.869777	0.000	12/31/03
9.358097	0.000	9.354224	0.000	12/31/02
The Commodore Majesty® (Current Contract)

	Number of
Standard Accumulation	Standard Accumulation
Unit Value	Units Outstanding	Year
Janus Aspen Series Worldwide Growth Portfolio-Service Shares
14.024364	1,640.969	12/31/06
12.090342	1,987.708	12/31/05
11.644337	7,101.524	12/31/04
11.326374	1,629.026	12/31/03
9.308784	1,604.064	12/31/02
Old Mutual Large Cap Growth Portfolio
13.775786	1,355.534	12/31/06
13.270997	1,433.707	12/31/05
12.905007	1,433.969	12/31/04
12.043406	1,350.822	12/31/03
9.331418	4.611	12/31/02
Old Mutual Mid-Cap Portfolio
17.363764	15,110.438	12/31/06
15.877263	17,026.109	12/31/05
15.270578	15,232.224	12/31/04
13.062971	3,036.375	12/31/03
9.886203	1,306.865	12/31/02
Old Mutual Select Value Portfolio
14.007090	6,115.630	12/31/06
11.326294	6,341.041	12/31/05
11.018992	6,341.041	12/31/04
10.892547	4,649.903	12/31/03
9.360017	1,590.677	12/31/02

6

APPENDIX B: PORTFOLIOS

Portfolio / Adviser	Investment Objective / Strategy

Janus Aspen Series
Janus Aspen Series Worldwide Growth Portfolio — Service Shares Advisor — Janus Capital Management LLC	This diversified portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital by investing primarily in common stocks of companies of any size located throughout the world. The portfolio may have significant exposure to emerging markets.

Old Mutual Insurance Series Fund (formerly PBHG Insurance Series Fund)

Old Mutual Large Cap Growth Portfolio Adviser — Old Mutual Capital, Inc.	The Portfolio seeks to provide investors with long-term growth of capital. Under normal market conditions, the Portfolio invests at least 80% of its assets in growth securities, such as common stocks of large capitalization companies. These companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000® Growth Index at the time of the Portfolio’s investment. The growth securities in the Portfolio are primarily common stocks that the Adviser believes have above average growth rates and company quality defined by profitable business models, good cash flow characteristics, transparent financial stability and good management.

Old Mutual Mid-Cap Portfolio Adviser — Old Mutual Capital, Inc.	The Portfolio seeks to provide investors with above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. Under normal market conditions, the Portfolio invests at least 80% of its assets in equity securities, such as common stocks, issued by companies with market capitalization within the range of the S & P MidCap 400 Index at the time of the Portfolio’s investment. The equity securities in the Portfolio are primarily common stocks that the Adviser believes have sustainable long-term growth prospects but are currently trading at modest valuations given certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. The Portfolio generally has a lower price-to-earnings ratio than the average company in the S&P MidCap 400 Index and its sector weightings are generally within 10% of the Index’s sector weightings.

Old Mutual Select Value Portfolio Adviser — Old Mutual Capital, Inc.	The Portfolio seeks to provide investors long-term growth of capital and income. Current income is a secondary objective. Under normal market conditions, the Portfolio invests at least 65% of its assets in value securities, such as common stocks, of no more than 30 companies with large market capitalizations. These companies generally have market capitalizations similar to the companies in the S&P 500 Index at the time of the Portfolio’s investment. The securities in the Portfolio are primarily common stocks that the Adviser believes are currently underpriced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. The Adviser expects to focus on those value securities whose market capitalizations are over $10 billion at the time of purchase.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
THE COMMODORE HELMSMAN®
AND THE COMMODORE MAJESTY®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
Supplemental Prospectus dated May 1, 2007
Annuity Investors Life Insurance Company® (“the Company,” “we,” “our” and “us”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2007, for either The Commodore Helmsman® or The Commodore Majesty® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.
THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE FOLLOWING FIXED ACCOUNT OPTION: THREE-YEAR GUARANTEED INTEREST RATE OPTION. AS OF MAY 1, 2007, FOR CONTRACTS WITH A GUARANTEED INTEREST RATE OF THREE PERCENT, YOU WILL NOT BE ABLE TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO THE THREE-YEAR GUARANTEED INTEREST RATE OPTION. FOR CONTRACTS WITH A GUARANTEED INTEREST RATE OF LESS THAN THREE PERCENT, YOU WILL BE ABLE TO ALLOCATE PURCHASE PAYMENTS OR TRANSFER AMOUNTS TO THE THREE-YEAR GUARANTEED INTEREST RATE OPTION. UNLESS THE CONTEXT REQUIRES OTHERWISE, ALL PROVISIONS OF THE CONTRACT PROSPECTUS ARE APPLICABLE TO THE THREE-YEAR GUARANTEED INTEREST RATE OPTION DESCRIBED IN THIS SUPPLEMENTAL PROSPECTUS.
The Statement of Additional Information (“SAI”) dated May 1, 2007, contains more information about the Separate Account and the Contracts. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for The Commodore Helmsman® is 333-88300; and The Commodore Majesty® is 333-88302.
NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.
These securities may be sold by a bank or credit union, but are not financial institution products.
▪	The Contracts are not FDIC or NCUSIF insured

▪	The Contracts are obligations of the Company and not of the bank or credit union

▪	The bank or credit union does not guarantee the Company’s obligations under the Contracts

▪	The Contracts involve investment risk and may lose value

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
ANNUITY INVESTORS® VARIABLE ACCOUNT C
THE COMMODORE MAJESTY® AND THE COMMODORE HELMSMAN®
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2007
This Statement of Additional Information supplements the current prospectuses for either The Commodore Majesty® or The Commodore Helmsman® Variable Annuity Contracts (collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company ® through Annuity Investors® Variable Account C (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.
A copy of either of the prospectuses dated May 1, 2007, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771, or visit us at our website www.gafri.com to request a copy.

1

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY
General Information and History
Annuity Investors Life Insurance® Company (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity policies.
We are a wholly owned subsidiary of Great American Life Insurance Company®, which is a wholly owned subsidiary of Great American Financial Resources®, Inc., a publicly traded insurance holding company (“GAFRI”) (NYSE: GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).
State Regulations
We are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.
SERVICES
Safekeeping of Separate Account Assets
We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.
Records and Reports
We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner’s last known address or, if requested by the owner, electronically.
Experts
The financial statements of the Separate Account at December 31, 2006 and for each of the two years in the period then ended, and of the Company at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, an independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.

3

DISTRIBUTION OF THE CONTRACTS
The offering of the Contracts is expected to be continuous. Although the we do not anticipate discontinuing the offering of the Contracts, we reserve the right to discontinue offering any one or more of the Contracts.
The approximate commissions received and retained by Great American Advisors®, Inc. (“GAA”) for sale of the Contracts for each of the last three fiscal years are as follows:

Contract and	Year End		Year End		Year Ended
Registration No.	12/31/2006		12/31/2005		12/31/2004
	Received	Retained	Received	Retained	Received	Retained
The Commodore Helmsman® 333-88300	$900,107	$12,021	$649,190	$45,270	$661,576	$32,466
The Commodore Majesty® 333-88302	$50,103.02	$16,198	$122,730	$14,006	$90,191	$12,048
CALCULATION OF PERFORMANCE INFORMATION
Money Market Subaccount Standardized Yield Calculation
In accordance with rules and regulations adopted by the Securities and Exchange Commission, we compute the Money Market Subaccount’s current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities. This current annualized yield is calculated according to the following formula:
YIELD = (BASE PERIOD RETURN/7)*365

Where:

BASE PERIOD RETURN =	The percentage (or net) change in the Accumulation Unit Value for the Money Market Subaccount (“AUV”) over a 7-day period determined as follows:
AUV at end of 7-day period — AUV at beginning of 7-day period
AUV at beginning of 7-day period
Because the Net Asset Value of the Money Market Portfolio rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges deducted from the Subaccount over the 7-day period. Because of the deductions for mortality and expense risk charges, the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute-funding vehicle.

4

The Securities and Exchange Commission also permits us to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] — 1
The yields and effective yields for the Money Market Subaccount for the 7-day period ended December 31, 2006, are as follows:

Contract and	Total Separate
Registration No.	Account Charges	Yield	Effective Yield
The Commodore Helmsman® 333-88300	1.40%	3.40%	3.46%
The Commodore Majesty® 333-88302	1.65%	3.15%	3.20%
The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses. You may obtain current 7-day yield information for the Money Market Subaccount by calling our Administrative Office toll free at 1-800-789-6771.
In addition, the yield figures do not reflect the effect of any taxes, Contingent Deferred Sales Charges or contract maintenance fees that may be applicable on surrender under any Contract.
Average Annual Total Return Calculation
We may from time to time disclose average annual total returns for one or more of the Subaccounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods (or for such period of time as the underlying Subaccount has been available in the Separate Account) that would increase the initial amount invested to the ending redeemable value, according to the following formula:
P (1+T)n = ERV
Where:

P	=	a hypothetical initial payment of $1,000

T	=	average annual total return

n	=	number of years

ERV	=	ending redeemable value, at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

5

Average annual total return may be presented in either standardized or non-standardized form. Average annual total return data may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. The SEC considers hypothetical performance to be non-standardized. The ERV for standardized data reflects the deduction of all recurring fees, such as contract maintenance fees, contingent deferred sales charges, administration charges and mortality and expense risk charges, which are charged to all Contracts of that type. The ERV for non-standardized data reflects the deduction of mortality and expense risk charges and administration charges, but not contract maintenance fees or contingent deferred sales charges. Non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.
Cumulative Total Return Calculation
We may from time to time disclose cumulative total return for various periods of time. Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. Cumulative total return is calculated using the following formula:
CTR = (ERV/P) — 1
Where:

CTR	=	the cumulative total return net of Subaccount recurring charges, other than the contract maintenance fee, for the period

ERV	=	ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

P	=	a hypothetical initial payment of $1,000
Although cumulative total return can be presented in either standardized or non-standardized form, we currently advertise only non-standardized cumulative total return, which assumes a contingent deferred sales charge of 0%, and no contract maintenance fee. The contingent deferred sales charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the contingent deferred sales charge would decrease the return shown. Non-standardized cumulative total return can only be advertised if standardized average annual total return is also disclosed.
Because the Separate Account will not commence operations until the effective date of this Registration Statement, no standardized performance data is available at the time of this filing. No non-standardized performance data will be presented until the requisite standardized performance data is available.

6

Standardized Average Annual Total Return Data
(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees.

	The Commodore Majesty®
	S.E.C. File No.
	333-88302
	Contracts with		Contracts with all
	No Endorsements		Endorsements
	(Lowest Possible		(Highest Possible
	Charges)[1]		Charges)[2]
		From		From
		Inception		Inception
All Periods ending 12/31/2006	1 Year	Date[3]	1 Year	Date[3]
AIM V.I. Capital Development Fund-Series II	5.34%	10.75%	4.24%	9.58%
AIM V.I. Core Equity Fund-Series I Shares	5.78%	7.61%	4.68%	6.45%
AIM V.I. Financial Services Fund-Series I Shares	5.53%	7.83%	4.42%	6.67%
AIM V.I. Government Securities Fund-Series II Shares	-7.42%	-2.47%	-8.40%	-3.57%
AIM V.I. Global Health Care Fund-Series I Shares	-5.50%	4.55%	-6.49%	3.41%
AIM V.I. Mid Cap Core Equity Fund-Series II	0.16%	8.59%	-0.90%	7.44%
AIM V.I. Small Cap Equity Fund-Series II Shares[4]	6.19%	9.82%	5.08%	8.66%
AIM V.I. Small Cap Growth Fund-Series I Shares	3.25%	10.11%	2.17%	8.94%
AIM V.I. Utilities Fund-Series II Shares	14.19%	18.92%	13.00%	17.68%
American Century VP Large Company Value Fund-Class II Shares[4]	8.81%	8.50%	7.68%	7.35%
American Century VP Mid Cap Value Fund-Class II Shares[4]	9.25%	12.63%	8.11%	11.44%
American Century VP Ultra® Fund-Class II Shares[4]	-13.98%	1.16%	-14.89%	0.04%
American Century VP VistaSM Fund -Class I Shares[4]	-1.78%	9.60%	-2.82%	8.43%
Dreyfus IP Technology Growth Portfolio-Initial Shares[4]	-6.41%	6.07%	-7.40%	4.92%
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares	-1.83%	3.56%	-2.87%	2.42%
Dreyfus Stock Index Fund, Inc.-Service Shares	4.31%	7.61%	3.22%	6.46%
Dreyfus VIF -Appreciation Portfolio-Service Shares	5.30%	4.45%	4.20%	3.31%
Dreyfus VIF -Money Market	-6.92%	-3.29%	-7.46%	-4.14%
Janus Aspen Series Balanced Portfolio-Service Shares	-0.40%	4.28%	-1.45%	3.15%
Janus Aspen Series International Growth Portfolio-Services Shares[4]	35.22%	23.58%	33.83%	22.31%
Janus Aspen Series Large Cap Growth Portfolio-Service Shares	0.31%	5.28%	-0.75%	4.15%
Janus Aspen Series Mid Cap Growth Portfolio-Services Shares	2.44%	13.04%	1.37%	11.85%
Janus Aspen Series INTECH Risk-Managed Core Portfolio-Service Shares[4]	-0.05%	11.90%	-1.10%	10.73%
Janus Aspen Series Worldwide Growth Portfolio-Service Shares	7.00%	5.22%	5.88%	4.07%
Neuberger Berman AMT Fasciano Portfolio-Class S	-5.48%	5.14%	-6.48%	4.01%
Neuberger Berman AMT Guardian Portfolio-Class S	2.16%	9.48%	1.09%	8.31%
Oppenheimer Balanced Fund/VA-Service Shares	0.03%	6.96%	-1.02%	5.81%
Oppenheimer Capital Appreciation Fund/VA-Service Shares	-3.09%	6.01%	-4.11%	4.87%
Oppenheimer Global Securities Fund/VA-Service Shares	6.43%	14.89%	5.32%	13.69%
Oppenheimer Main Street Fund®/VA-Service Shares	3.87%	6.50%	2.78%	5.36%
Oppenheimer Main Street Small Cap VA-Service Shares	3.77%	13.87%	2.69%	12.67%
Old Mutual Large Cap Growth Portfolio	-5.20%	4.74%	-6.20%	3.60%
Old Mutual Mid-Cap Portfolio	0.36%	11.01%	-0.69%	9.82%
Old Mutual Select Value Portfolio	14.67%	5.19%	13.48%	4.04%
PIMCO VIT High Yield Portfolio-Administrative Class	-1.69%	8.14%	-2.72%	6.98%
PIMCO VIT Real Return Portfolio-Administrative Class	-9.94%	1.48%	-10.90%	0.36%
PIMCO VIT Total Return Portfolio-Administrative Class	-6.86%	-0.06%	-7.84%	-1.18%
Rydex VT Sector Rotation Fund	0.55%	7.76%	-0.50%	6.61%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	-6.98%	-0.32%	-7.96%	-1.44%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	9.71%	14.61%	8.57%	13.41%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	26.77%	23.52%	25.47%	22.25%
Van Kampen UIF Value Portfolio-Class I	5.97%	10.78%	4.86%	9.61%

1/	Annual mortality and expense risk charge of 1.50% and annual administrative charge of 0.15% of daily net asset value.

2/	Annual mortality and expense risk charge of 2.45% and annual administrative charges of 0.15% of daily net asset value.

3/	From Separate Account Commencement date (8/01/02) to 12/03/06 unless otherwise noted.

4/	From inception date of the Subaccount (12/01/04) to 12/31/06.

7

Standardized Average Annual Total Return Data
(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract (or certificate) maintenance fees — data is the same for all Standard Contracts)

	The Commodore Helmsman®
	S.E.C. File No.
	333-88300
	Contracts		Contracts
	No Endorsements		Endorsements
	(Lowest Possible		(Highest Possible
	Charges)[1]		Charges)[2]
		From		From
		Inception		Inception
All Periods ending 12/31/2006	1 Year	Date[3]	1 Year	Date[3]
AIM V.I. Capital Development Fund-Series II	4.63%	10.26%	3.65%	9.18%
AIM V.I. Core Equity Fund-Series I Shares	5.07%	7.02%	4.08%	5.96%
AIM V.I. Financial Services Fund-Series I Shares	4.82%	7.25%	3.83%	6.19%
AIM V.I. Government Securities Fund-Series II Shares	-8.16%	-3.43%	-9.04%	-4.45%
AIM V.I. Global Health Care Fund-Series I Shares	-6.23%	3.87%	-7.13%	2.82%
AIM V.I. Mid Cap Core Equity Fund-Series II	-0.57%	8.04%	-1.51%	6.97%
AIM V.I. Small Cap Equity Fund-Series II Shares[4]	5.48%	8.67%	4.49%	7.60%
AIM V.I. Small Cap Growth Fund-Series I Shares	2.53%	9.60%	1.57%	8.53%
AIM V.I. Utilities Fund-Series II Shares	13.50%	18.40%	12.44%	17.29%
American Century VP Large Company Value Fund-Class II Shares[4]	8.11%	7.55%	7.09%	6.50%
American Century VP Mid Cap Value Fund-Class II Shares[4]	8.55%	11.74%	7.53%	10.66%
American Century VP Ultra® Fund-Class II Shares[4]	-14.74%	0.35%	-15.56%	-0.69%
American Century VP VistaSM Fund -Class I Shares[4]	-2.51%	9.08%	-3.44%	8.01%
Dreyfus IP Technology Growth Portfolio-Initial Shares[4]	-7.15%	5.44%	-8.03%	4.39%
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares	-2.56%	2.84%	-3.49%	1.79%
Dreyfus Stock Index Fund, Inc.-Service Shares	3.60%	7.03%	2.62%	5.97%
Dreyfus VIF -Appreciation Portfolio-Service Shares	4.59%	3.77%	3.60%	2.72%
Dreyfus VIF -Money Market	-7.79%	-4.38%	-8.24%	-5.12%
Janus Aspen Series Balanced Portfolio-Service Shares	-1.13%	3.59%	-2.06%	2.54%
Janus Aspen Series International Growth Portfolio-Services Shares[4]	34.58%	23.36%	33.34%	22.22%
Janus Aspen Series Large Cap Growth Portfolio-Service Shares	-0.42%	4.64%	-1.36%	3.58%
Janus Aspen Series Mid Cap Growth Portfolio-Services Shares	1.72%	12.60%	0.76%	11.52%
Janus Aspen Series INTECH Risk-Managed Core Portfolio-Service Shares[4]	-0.78%	11.13%	-1.72%	10.05%
Janus Aspen Series Worldwide Growth Portfolio-Service Shares	6.29%	4.56%	5.29%	3.51%
Neuberger Berman AMT Fasciano Portfolio-Class S	-6.22%	4.49%	-7.11%	3.43%
Neuberger Berman AMT Guardian Portfolio-Class S	1.44%	8.94%	0.48%	7.88%
Oppenheimer Balanced Fund/VA-Service Shares	-0.69%	6.36%	-1.63%	5.30%
Oppenheimer Capital Appreciation Fund/VA-Service Shares	-3.82%	5.39%	-4.73%	4.33%
Oppenheimer Global Securities Fund/VA-Service Shares	5.72%	14.49%	4.73%	13.40%
Oppenheimer Main Street Fund®/VA-Service Shares	3.16%	5.89%	2.18%	4.84%
Oppenheimer Main Street Small Cap VA-Service Shares	3.06%	13.45%	2.09%	12.36%
Old Mutual Large Cap Growth Portfolio	-5.93%	4.06%	-6.83%	3.01%
Old Mutual Mid-Cap Portfolio	-0.36%	10.51%	-1.30%	9.43%
Old Mutual Select Value Portfolio	13.98%	4.52%	12.92%	3.47%
PIMCO VIT High Yield Portfolio-Administrative Class	-2.42%	7.57%	-3.34%	6.52%
PIMCO VIT Real Return Portfolio-Administrative Class	-10.69%	0.70%	-11.54%	-0.35%
PIMCO VIT Total Return Portfolio-Administrative Class	-7.60%	-0.92%	-8.48%	-1.95%
Rydex VT Sector Rotation Fund	-0.17%	7.18%	-1.11%	6.13%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	-7.72%	-1.18%	-8.60%	-2.22%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	9.01%	14.21%	7.99%	13.12%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	26.12%	23.30%	24.95%	22.14%
Van Kampen UIF Value Portfolio-Class I	5.26%	10.29%	4.27%	9.21%

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	Annual mortality and expense risk charge of 2.10% and annual administrative charges of 0.15% of daily net asset value.

3/	From Separate Account commencement date (8/01/02) to 12/03/06 unless otherwise noted.

4/	From inception date of the Subaccount (12/01/04) to 12/31/06.

8

Non Standardized Average Annual Total Return Data
(Data reflects deduction of mortality and expense risk charges, but not contingent deferred sales charges or contract (or certificate) maintenance fees - data is the same for all Standard Contracts)

	The Commodore Majesty®
	S.E.C. File No.
	333-88302
	Contracts		Contracts
	No Endorsements		Endorsements
	(Lowest Possible		(Highest Possible
	Charges)[1]		Charges)[2]
		From		From
		Inception		Inception
All Periods ending 12/31/2006	1 Year	Date[3]	1 Year	Date[3]
AIM V.I. Capital Development Fund-Series II	14.34%	13.06%	13.24%	11.97%
AIM V.I. Core Equity Fund-Series I Shares	14.78%	10.15%	13.68%	9.08%
AIM V.I. Financial Services Fund-Series I Shares	14.53%	10.35%	13.42%	9.28%
AIM V.I. Government Securities Fund-Series II Shares	1.58%	1.01%	0.60%	0.04%
AIM V.I. Global Health Care Fund-Series I Shares	3.50%	7.34%	2.51%	6.30%
AIM V.I. Mid Cap Core Equity Fund-Series II	9.16%	11.06%	8.10%	9.99%
AIM V.I. Small Cap Equity Fund-Series II Shares[4]	15.19%	12.62%	14.08%	11.53%
AIM V.I. Small Cap Growth Fund-Series I Shares	12.25%	12.47%	11.17%	11.38%
AIM V.I. Utilities Fund-Series II Shares	23.19%	22.47%	22.00%	21.29%
American Century VP Large Company Value Fund-Class II Shares[4]	17.81%	13.79%	16.68%	12.70%
American Century VP Mid Cap Value Fund-Class II Shares[4]	18.25%	17.70%	17.11%	16.57%
American Century VP Ultra® Fund-Class II Shares[4]	-4.98%	4.26%	-5.89%	3.25%
American Century VP VistaSM Fund -Class I Shares[4]	7.22%	11.99%	6.18%	10.91%
Dreyfus IP Technology Growth Portfolio-Initial Shares[4]	2.59%	8.73%	1.60%	7.68%
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares	7.17%	6.43%	6.13%	5.40%
Dreyfus Stock Index Fund, Inc.-Service Shares	13.31%	10.15%	12.22%	9.09%
Dreyfus VIF -Appreciation Portfolio-Service Shares	14.30%	7.25%	13.20%	6.21%
Dreyfus VIF -Money Market	2.08%	0.28%	1.54%	-0.46%
Janus Aspen Series Balanced Portfolio-Service Shares	8.60%	7.09%	7.55%	6.06%
Janus Aspen Series International Growth Portfolio-Services Shares[4]	44.22%	25.19%	42.83%	23.98%
Janus Aspen Series Large Cap Growth Portfolio-Service Shares	9.31%	8.01%	8.25%	6.97%
Janus Aspen Series Mid Cap Growth Portfolio-Services Shares	11.44%	15.20%	10.37%	14.09%
Janus Aspen Series INTECH Risk-Managed Core Portfolio-Service Shares[4]	8.95%	13.98%	7.90%	12.88%
Janus Aspen Series Worldwide Growth Portfolio-Service Shares	16.00%	7.95%	14.88%	6.90%
Neuberger Berman AMT Fasciano Portfolio-Class S	3.52%	7.88%	2.52%	6.84%
Neuberger Berman AMT Guardian Portfolio-Class S	11.16%	11.88%	10.09%	10.80%
Oppenheimer Balanced Fund/VA-Service Shares	9.03%	9.55%	7.98%	8.49%
Oppenheimer Capital Appreciation Fund/VA-Service Shares	5.91%	8.68%	4.89%	7.63%
Oppenheimer Global Securities Fund/VA-Service Shares	15.43%	16.94%	14.32%	15.81%
Oppenheimer Main Street Fund®/VA-Service Shares	12.87%	9.13%	11.78%	8.08%
Oppenheimer Main Street Small Cap VA-Service Shares	12.77%	15.98%	11.69%	14.86%
Old Mutual Large Cap Growth Portfolio	3.80%	7.51%	2.80%	6.47%
Old Mutual Mid-Cap Portfolio	9.36%	13.30%	8.31%	12.20%
Old Mutual Select Value Portfolio	23.67%	7.92%	22.48%	6.87%
PIMCO VIT High Yield Portfolio-Administrative Class	7.31%	10.64%	6.28%	9.57%
PIMCO VIT Real Return Portfolio-Administrative Class	-0.94%	4.55%	-1.90%	3.54%
PIMCO VIT Total Return Portfolio-Administrative Class	2.14%	3.16%	1.16%	2.16%
Rydex VT Sector Rotation Fund	9.55%	10.29%	8.50%	9.23%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	2.02%	2.93%	1.04%	1.93%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	18.71%	16.68%	17.57%	15.55%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	35.77%	25.13%	34.47%	23.92%
Van Kampen UIF Value Portfolio-Class I	14.97%	13.09%	13.86%	12.00%

1/	Annual mortality and expense risk charge of 1.50% and annual administrative charge of 0.15% of daily net asset value.

2/	Annual mortality and expense risk charge of 2.45% and annual administrative charges of 0.15% of daily net asset value.

3/	From Separate Account commencement date (8/01/02) to 12/03/06 unless otherwise noted.

4/	From inception date of the Subaccount (12/01/04) to 12/31/06.

9

Non Standardized
Average Annual Total Return Data
(Data reflects deduction of all mortality and expense risk charges, but not contingent deferred sales charges and contract (or certificate) maintenance fees — data is the same for all Standard Contracts)

	The Commodore Helsman®
	S.E.C. File No.
	333-88300
	Contracts		Contracts
	No Endorsements		Endorsements
	(Lowest Possible		(Highest Possible
	Charges)[1]		Charges)[2]
		From		From
		Inception		Inception
All Periods ending 12/31/2006	1 Year	Date[3]	1 Year	Date[3]
AIM V.I. Capital Development Fund-Series II	14.63%	13.35%	13.65%	12.37%
AIM V.I. Core Equity Fund-Series I Shares	15.07%	10.42%	14.08%	9.47%
AIM V.I. Financial Services Fund-Series I Shares	14.82%	10.63%	13.83%	9.68%
AIM V.I. Government Securities Fund-Series II Shares	1.84%	1.27%	0.96%	0.40%
AIM V.I. Global Health Care Fund-Series I Shares	3.77%	7.61%	2.87%	6.68%
AIM V.I. Mid Cap Core Equity Fund-Series II	9.43%	11.34%	8.49%	10.38%
AIM V.I. Small Cap Equity Fund-Series II Shares[4]	15.48%	12.91%	14.49%	11.93%
AIM V.I. Small Cap Growth Fund-Series I Shares	12.53%	12.75%	11.57%	11.78%
AIM V.I. Utilities Fund-Series II Shares	23.50%	22.78%	22.44%	21.73%
American Century VP Large Company Value Fund-Class II Shares[4]	18.11%	14.08%	17.09%	13.10%
American Century VP Mid Cap Value Fund-Class II Shares[4]	18.55%	18.00%	17.53%	16.99%
American Century VP Ultra® Fund-Class II Shares[4]	-4.74%	4.52%	-5.56%	3.62%
American Century VP VistaSM Fund -Class I Shares[4]	7.49%	12.28%	6.56%	11.31%
Dreyfus IP Technology Growth Portfolio-Initial Shares[4]	2.85%	9.01%	1.97%	8.07%
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares	7.44%	6.70%	6.51%	5.78%
Dreyfus Stock Index Fund, Inc.-Service Shares	13.60%	10.43%	12.62%	9.48%
Dreyfus VIF -Appreciation Portfolio-Service Shares	14.59%	7.52%	13.60%	6.59%
Dreyfus VIF -Money Market	2.21%	0.46%	1.76%	-0.16%
Janus Aspen Series Balanced Portfolio-Service Shares	8.87%	7.36%	7.94%	6.44%
Janus Aspen Series International Growth Portfolio-Services Shares[4]	44.58%	25.51%	43.34%	24.43%
Janus Aspen Series Large Cap Growth Portfolio-Service Shares	9.58%	8.29%	8.64%	7.35%
Janus Aspen Series Mid Cap Growth Portfolio-Services Shares	11.72%	15.49%	10.76%	14.50%
Janus Aspen Series INTECH Risk-Managed Core Portfolio-Service Shares[4]	9.22%	14.27%	8.28%	13.28%
Janus Aspen Series Worldwide Growth Portfolio-Service Shares	16.29%	8.22%	15.29%	7.29%
Neuberger Berman AMT Fasciano Portfolio-Class S	3.78%	8.16%	2.89%	7.22%
Neuberger Berman AMT Guardian Portfolio-Class S	11.44%	12.16%	10.48%	11.20%
Oppenheimer Balanced Fund/VA-Service Shares	9.31%	9.83%	8.37%	8.88%
Oppenheimer Capital Appreciation Fund/VA-Service Shares	6.18%	8.96%	5.27%	8.02%
Oppenheimer Global Securities Fund/VA-Service Shares	15.72%	17.23%	14.73%	16.22%
Oppenheimer Main Street Fund®/VA-Service Shares	13.16%	9.41%	12.18%	8.47%
Oppenheimer Main Street Small Cap VA-Service Shares	13.06%	16.27%	12.09%	15.27%
Old Mutual Large Cap Growth Portfolio	4.07%	7.78%	3.17%	6.85%
Old Mutual Mid-Cap Portfolio	9.64%	13.58%	8.70%	12.60%
Old Mutual Select Value Portfolio	23.98%	8.19%	22.92%	7.26%
PIMCO VIT High Yield Portfolio-Administrative Class	7.58%	10.92%	6.66%	9.97%
PIMCO VIT Real Return Portfolio-Administrative Class	-0.69%	4.82%	-1.54%	3.91%
PIMCO VIT Total Return Portfolio-Administrative Class	2.40%	3.42%	1.52%	2.53%
Rydex VT Sector Rotation Fund	9.83%	10.57%	8.89%	9.62%
Van Kampen UIF Core Plus Fixed Income Portfolio-Class I	2.28%	3.19%	1.40%	2.30%
Van Kampen UIF U.S. Mid Cap Value Portfolio-Class I	19.01%	16.97%	17.99%	15.97%
Van Kampen UIF U.S. Real Estate Portfolio-Class I	36.12%	25.45%	34.95%	24.36%
Van Kampen UIF Value Portfolio-Class I	15.26%	13.38%	14.27%	12.40%

1/	Annual mortality and expense risk charge of 1.25% and annual administrative charge of 0.15% of daily net asset value.

2/	Annual mortality and expense risk charge of 2.10% and annual administrative charges of 0.15% of daily net asset value.

3/	From Separate Account commencement date (8/01/02) to 12/03/06 unless otherwise noted.

4/	From inception date of the Subaccount (12/01/04) to 12/31/06.

10

Other Performance Measures
Any of the Contracts may be compared in advertising materials to certificates of deposit (“CDs”) or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have elected to invest in only the fixed account options, we do not guarantee your return. Also, none of your investments under the Contract, whether allocated to the fixed account options or to a Subaccount, are FDIC-insured.
Advertising materials for any of the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for any of the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contracts’ particular features and their desirability and may compare Contract features with those of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity, or under a retirement plan generally, may be included as well. Advertising materials for any of the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations as they relate to current economic and political conditions, management and composition of the underlying Portfolios, investment philosophy, investment techniques, and desirability of owning the Contract and other products and services offered by us or GAA.
We or GAA may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economic, market and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans.
Ibbotson Associates of Chicago, Illinois (“Ibbotson”), provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on Consumer Price Index), and combinations of various capital markets based on the returns of different indices.
Advertising materials for any of the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Subaccounts and the Portfolios. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.
In addition, advertising materials may quote various measures of volatility and benchmark correlation for the Subaccounts and the respective Portfolios and compare these volatility measures and correlation with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a Subaccount’s, or its underlying Portfolio’s, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.

11

BENEFIT UNITS — TRANSFER FORMULAS
Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:
The number of Benefit Units to be transferred from a given Subaccount is BU1 (trans).
The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)
= UNIT1 — BU1 (trans)
The number of Benefit Units transferred to the new Subaccount is BU2 (trans).
BU2 (trans) = BU1 (trans) * BUV1/BUV2.
The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)
= UNIT2 + BU2 (trans).
Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.
Where:
BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.
BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.
BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.
BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.
UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.
UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

12

FEDERAL TAX MATTERS
The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.
Taxation of Separate Account Income
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.
Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.
In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:
[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. Holder may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.
The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.
Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.

13

The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more Subaccount options than what was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.
Tax Deferral on Non-tax qualified Contracts
Section 817(h) of the Code requires that with respect to non-tax qualified Contracts, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of non-tax qualified Contracts.
FINANCIAL STATEMENTS
The audited financial statements of the Separate Account at December 31, 2006 and for the years ended December 31, 2006 and 2005, and the Company’s audited financial statements at December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, are included herein. Our financial statements included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

14

ANNUITY INVESTORS
VARIABLE ACCOUNT C
Financial Statements
Year Ended December 31, 2006
With Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT C
Financial Statements
Year Ended December 31, 2006

Report of Independent Registered Public Accounting Firm
Contract Holders of Annuity Investors Variable Account C
and
Board of Directors of Annuity Investors Life Insurance Company
We have audited the accompanying statements of assets and liabilities of Annuity Investors Variable Account C (“the Account”), comprised of the sub accounts listed in Note 1, as of December 31, 2006, and the related statements of operations and changes in net assets for the periods indicated therein. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account C at December 31, 2006, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.
/s/ Ernst & Young LLP
Cincinnati, Ohio
April 25, 2007

1

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2006

			Fair
	Shares	Cost	Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AIM Variable Investment Funds, Inc. — Series I Shares:
Core Equity Fund	12,098.156	$303,589	$329,312
Financial Services Fund	17,149.018	255,329	298,564
Global Health Care Fund	58,437.821	1,158,920	1,256,998
Small Cap Growth Fund	15,551.067	255,586	287,695
AIM Variable Investment Funds, Inc. — Series II Shares:
Capital Development Fund	60,316.740	1,040,523	1,097,162
Government Securities Fund	27,495.193	329,804	322,794
Mid Cap Core Equity Fund	26,364.633	347,206	353,813
Small Cap Equity Fund	4,453.806	65,396	67,252
Utilities Fund	74,249.269	1,402,536	1,568,144
American Century Variable Portfolios — Class I:
Vista Fund	28,664.126	436,776	451,173
American Century Variable Portfolios — Class II:
Large Company Value Fund	29,162.436	339,522	381,736
Mid Cap Value Fund	16,856.903	197,755	227,399
Ultra Fund	5,569.071	55,224	55,580
Dreyfus Variable Investment Fund — Initial Shares:
Money Market Portfolio	201,686.952	201,687	201,688
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Portfolio	16,506.643	587,926	698,561
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	19,362.878	182,330	182,786
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc.	15,647.357	390,424	441,568
Stock Index Fund, Inc.	274,021.978	8,432,716	9,908,634
Janus Aspen Series — Service Shares:
Mid Cap Growth Portfolio	8,873.198	239,014	285,629
Balanced Portfolio	77,966.511	1,953,916	2,247,774
Large Cap Growth Portfolio	22,938.162	455,378	523,908
International Growth Portfolio	18,546.835	791,114	938,655
INTECH Risk-Managed Core Portfolio	6,185.405	82,612	78,554
Worldwide Growth Portfolio	6,052.578	161,777	194,954
Neuberger Berman Advisors Management Trust — Class S:
Fasciano Portfolio	14,926.451	201,227	216,881
Guardian Portfolio	34,129.608	590,994	671,330
Oppenheimer Variable Account Funds — Service Shares:
Capital Appreciation Fund	15,195.346	569,776	624,376
Global Securities Fund	33,245.672	1,043,261	1,213,134
Main Street Fund	20,089.244	433,024	493,793
Main Street Small Cap Fund	68,067.213	1,086,703	1,291,916
Balanced Fund	58,925.917	970,881	1,035,328
Old Mutual Insurance Series Fund, Inc.:
Large Cap Growth Portfolio	7,441.373	126,610	146,001
Mid Cap Value Portfolio	77,124.822	1,219,329	1,353,541
Select Value Portfolio	15,191.913	212,181	267,985
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	135,336.758	1,119,008	1,128,708
Real Return Portfolio	350,493.490	4,452,971	4,181,387
Total Return Portfolio	139,078.013	1,441,468	1,407,469
Rydex Variable Trust:
Sector Rotation Fund	37,362.542	449,855	503,273
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	41,668.781	478,694	475,025
U.S. Mid Cap Value Portfolio	132,729.598	2,504,401	2,620,082
U.S. Real Estate Portfolio	294,129.289	6,829,548	8,635,636
Value Portfolio	232,995.199	3,340,582	3,464,639

Total cost		$46,737,576
Total assets			$52,130,835
The accompanying notes are an integral part of these financial statements.

2

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2006

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2):
AIM Variable Investment Funds, Inc. — Series I Shares:
Core Equity Fund - 1.40% series contract	24,249.711	$10.812798	$262,207
Core Equity Fund - 1.65% series contract	5,335.560	10.794324	57,594
Core Equity Fund - 1.70% series contract	295.955	10.790639	3,194
Core Equity Fund - 1.80% series contract	585.856	10.783238	6,317
Financial Services Fund - 1.40% series contract	13,322.414	15.628052	208,203
Financial Services Fund - 1.65% series contract	5,717.770	15.455965	88,374
Financial Services Fund - 1.70% series contract	128.855	15.421877	1,987
Global Health Care Fund - 1.40% series contract	85,818.767	13.829114	1,186,798
Global Health Care Fund - 1.65% series contract	3,339.535	13.676798	45,674
Global Health Care Fund - 1.70% series contract	1,736.782	13.646634	23,701
Global Health Care Fund - 1.80% series contract	60.719	13.586178	825
Small Cap Growth Fund - 1.40% series contract	10,020.286	16.998228	170,327
Small Cap Growth Fund - 1.65% series contract	5,775.995	16.811065	97,101
Small Cap Growth Fund - 1.70% series contract	1,046.980	16.774002	17,562
Small Cap Growth Fund - 1.80% series contract	161.976	16.699685	2,705
AIM Variable Investment Funds, Inc. — Series II Shares:
Capital Development Fund - 1.40% series contract	49,305.901	17.397009	857,775
Capital Development Fund - 1.65% series contract	12,552.113	17.205441	215,965
Capital Development Fund - 1.70% series contract	864.950	17.167479	14,849
Capital Development Fund - 1.80% series contract	501.596	17.091462	8,573
Government Securities Fund - 1.40% series contract	24,490.949	10.577119	259,044
Government Securities Fund - 1.65% series contract	4,280.789	10.460630	44,780
Government Securities Fund - 1.70% series contract	1,817.485	10.437538	18,970
Mid Cap Core Equity Fund - 1.40% series contract	18,156.969	16.079023	291,946
Mid Cap Core Equity Fund - 1.50% series contract	21.382	16.007969	342
Mid Cap Core Equity Fund - 1.65% series contract	3,613.553	15.901972	57,463
Mid Cap Core Equity Fund - 1.70% series contract	256.027	15.866901	4,062
Small Cap Equity Fund - 1.40% series contract	4,619.128	12.511427	57,792
Small Cap Equity Fund - 1.65% series contract	760.135	12.445631	9,460
Utilities Fund - 1.40% series contract	78,449.100	16.747843	1,313,853
Utilities Fund - 1.65% series contract	14,388.613	16.634820	239,352
Utilities Fund - 1.70% series contract	709.891	16.612325	11,793
Utilities Fund - 1.80% series contract	189.918	16.567229	3,146
American Century Variable Portfolios — Class I:
Vista Fund - 1.40% series contract	22,257.474	11.918299	265,271
Vista Fund - 1.65% series contract	14,768.327	11.855601	175,087
Vista Fund - 1.70% series contract	826.971	11.843105	9,794
Vista Fund - 1.80% series contract	86.378	11.818046	1,021
American Century Variable Portfolios — Class II:
Large Company Value Fund - 1.40% series contract	24,716.142	12.742340	314,941
Large Company Value Fund - 1.50% series contract	29.661	12.715490	377
Large Company Value Fund - 1.65% series contract	5,239.918	12.675321	66,418
Mid Cap Value Fund - 1.40% series contract	10,031.498	13.455651	134,980
Mid Cap Value Fund - 1.65% series contract	6,904.739	13.384899	92,419
Ultra Fund - 1.40% series contract	3,977.971	9.940157	39,542
Ultra Fund - 1.65% series contract	1,621.947	9.887850	16,038
Dreyfus Variable Investment Fund — Initial Shares:
Money Market Portfolio - 1.40% series contract	140,143.138	1.028959	144,202
Money Market Portfolio - 1.65% series contract	38,734.948	1.017704	39,421
Money Market Portfolio - 1.70% series contract	17,783.153	1.015829	18,065
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Portfolio - 1.40% series contract	33,183.896	13.779847	457,269
Appreciation Portfolio - 1.50% series contract	51.843	13.718991	711
Appreciation Portfolio - 1.65% series contract	14,469.234	13.628145	197,189
Appreciation Portfolio - 1.70% series contract	2,263.485	13.598056	30,779
Appreciation Portfolio - 1.80% series contract	931.666	13.537833	12,613
Dreyfus Investment Porfolio — Initial Shares:
Technology Growth Portfolio - 1.40% series contract	15,079.007	10.684409	161,110
Technology Growth Portfolio - 1.65% series contract	1,668.274	10.628168	17,731
Technology Growth Portfolio - 1.70% series contract	371.542	10.616963	3,945
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc. - 1.40% series contract	26,560.304	13.318763	353,750
Socially Responsible Growth Fund, Inc. - 1.65% series contract	1,790.827	13.172068	23,589
Socially Responsible Growth Fund, Inc. - 1.70% series contract	4,886.932	13.143017	64,229
Stock Index Fund, Inc. - 1.40% series contract	588,608.021	15.505594	9,126,717
Stock Index Fund, Inc. - 1.65% series contract	47,647.266	15.334857	730,664
Stock Index Fund, Inc. - 1.70% series contract	2,922.946	15.301022	44,724
Stock Index Fund, Inc. - 1.80% series contract	428.634	15.233256	6,529
The accompanying notes are an integral part of these financial statements.

3

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2006

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued) :
Janus Aspen Series — Service Shares:
Mid Cap Growth Portfolio - 1.40% series contract	13,105.638	$18.899114	$247,685
Mid Cap Growth Portfolio - 1.65% series contract	1,548.320	18.691014	28,940
Mid Cap Growth Portfolio - 1.70% series contract	220.587	18.649791	4,114
Mid Cap Growth Portfolio - 1.80% series contract	263.375	18.567217	4,890
Balanced Portfolio - 1.40% series contract	116,859.761	13.691550	1,599,991
Balanced Portfolio - 1.65% series contract	40,640.732	13.540793	550,308
Balanced Portfolio - 1.70% series contract	6,298.041	13.510905	85,092
Balanced Portfolio - 1.80% series contract	920.617	13.451049	12,383
Large Cap Growth Portfolio - 1.40% series contract	26,926.954	14.219388	382,885
Large Cap Growth Portfolio - 1.65% series contract	9,108.983	14.062790	128,098
Large Cap Growth Portfolio - 1.70% series contract	921.132	14.031747	12,925
International Growth Portfolio - 1.40% series contract	34,502.644	19.638980	677,597
International Growth Portfolio - 1.65% series contract	12,383.879	19.535740	241,928
International Growth Portfolio - 1.70% series contract	522.992	19.515169	10,206
International Growth Portfolio - 1.80% series contract	458.247	19.473934	8,924
INTECH Risk-Managed Core Portfolio - 1.40% series contract	6,411.530	12.252057	78,554
Worldwide Growth Portfolio - 1.40% series contract	11,403.652	14.180534	161,710
Worldwide Growth Portfolio - 1.65% series contract	1,640.969	14.024364	23,014
Worldwide Growth Portfolio - 1.70% series contract	731.037	13.993415	10,230
Neuberger Berman Advisors Management Trust — Class S:
Fasciano Portfolio - 1.40% series contract	13,233.721	14.143428	187,170
Fasciano Portfolio - 1.65% series contract	824.514	13.987702	11,533
Fasciano Portfolio - 1.70% series contract	1,302.450	13.956819	18,178
Guardian Portfolio - 1.40% series contract	36,583.825	16.603619	607,424
Guardian Portfolio - 1.65% series contract	2,631.771	16.420788	43,216
Guardian Portfolio - 1.70% series contract	707.041	16.384555	11,585
Guardian Portfolio - 1.80% series contract	558.182	16.311990	9,105
Oppenheimer Variable Account Funds — Service Shares:
Capital Appreciation Fund - 1.40% series contract	27,015.172	14.612162	394,750
Capital Appreciation Fund - 1.50% series contract	46.824	14.547588	681
Capital Appreciation Fund - 1.65% series contract	13,837.985	14.451259	199,976
Capital Appreciation Fund - 1.70% series contract	1,004.401	14.419360	14,483
Capital Appreciation Fund - 1.80% series contract	1,009.105	14.355500	14,486
Global Securities Fund - 1.40% series contract	43,587.810	20.189203	880,003
Global Securities Fund - 1.50% series contract	37.689	20.100000	758
Global Securities Fund - 1.65% series contract	14,334.908	19.966930	286,224
Global Securities Fund - 1.70% series contract	1,143.828	19.922885	22,788
Global Securities Fund - 1.80% series contract	1,177.800	19.834686	23,361
Main Street Fund - 1.40% series contract	29,384.725	12.208666	358,748
Main Street Fund - 1.50% series contract	59.107	12.182942	720
Main Street Fund - 1.65% series contract	9,545.017	12.144437	115,919
Main Street Fund - 1.70% series contract	102.473	12.131648	1,243
Main Street Fund - 1.80% series contract	1,417.726	12.106004	17,163
Main Street Small Cap Fund - 1.40% series contract	48,567.463	19.468156	945,519
Main Street Small Cap Fund - 1.50% series contract	37.351	19.382086	724
Main Street Small Cap Fund - 1.65% series contract	11,564.509	19.253826	222,661
Main Street Small Cap Fund - 1.70% series contract	2,742.484	19.211373	52,687
Main Street Small Cap Fund - 1.80% series contract	3,676.857	19.126318	70,325
Balanced Fund - 1.40% series contract	34,481.046	15.134385	521,849
Balanced Fund - 1.65% series contract	32,047.486	14.967701	479,677
Balanced Fund - 1.70% series contract	813.649	14.934682	12,152
Balanced Fund - 1.80% series contract	1,456.119	14.868562	21,650
The accompanying notes are an integral part of these financial statements.

4

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2006

			Fair
	Units	Unit Value	Value
Net assets attributable to variable annuity contract holders (Note 2) (continued) :
Old Mutual Insurance Series Fund, Inc.:
Large Cap Growth Portfolio - 1.40% series contract	7,258.780	$13.929183	$101,109
Large Cap Growth Portfolio - 1.65% series contract	1,355.534	13.775786	18,674
Large Cap Growth Portfolio - 1.70% series contract	1,848.171	13.745397	25,404
Large Cap Growth Portfolio - 1.80% series contract	59.461	13.684514	814
Mid Cap Value Portfolio - 1.40% series contract	61,150.493	17.557107	1,073,626
Mid Cap Value Portfolio - 1.65% series contract	15,110.438	17.363764	262,374
Mid Cap Value Portfolio - 1.70% series contract	912.363	17.325469	15,807
Mid Cap Value Portfolio - 1.80% series contract	100.507	17.248755	1,734
Select Value Portfolio - 1.40% series contract	11,177.562	14.163035	158,308
Select Value Portfolio - 1.65% series contract	6,115.630	14.007090	85,662
Select Value Portfolio - 1.70% series contract	1,718.287	13.976206	24,015
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio - 1.40% series contract	52,762.918	15.811034	834,236
High Yield Portfolio - 1.65% series contract	14,501.158	15.636915	226,753
High Yield Portfolio - 1.70% series contract	3,687.795	15.602404	57,538
High Yield Portfolio - 1.80% series contract	655.395	15.533337	10,180
Real Return Portfolio - 1.40% series contract	274,255.690	12.313079	3,376,932
Real Return Portfolio - 1.50% series contract	935.943	12.258643	11,473
Real Return Portfolio - 1.65% series contract	58,154.013	12.177458	708,168
Real Return Portfolio - 1.70% series contract	3,132.369	12.150577	38,060
Real Return Portfolio - 1.80% series contract	3,864.997	12.096736	46,754
Total Return Portfolio - 1.40% series contract	71,007.383	11.606305	824,133
Total Return Portfolio - 1.50% series contract	55.007	11.554992	636
Total Return Portfolio - 1.65% series contract	45,122.257	11.478473	517,935
Total Return Portfolio - 1.70% series contract	3,594.770	11.453148	41,171
Total Return Portfolio - 1.80% series contract	2,069.252	11.402411	23,594
Rydex Variable Trust:
Sector Rotation Fund - 1.40% series contract	21,312.472	15.594396	332,355
Sector Rotation Fund - 1.65% series contract	8,475.522	15.422686	130,715
Sector Rotation Fund - 1.70% series contract	2,612.479	15.388692	40,203
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio - 1.40% series contract	30,807.492	11.490517	353,994
Core Plus Fixed Income Portfolio - 1.50% series contract	56.179	11.439724	643
Core Plus Fixed Income Portfolio - 1.65% series contract	8,742.025	11.363946	99,344
Core Plus Fixed Income Portfolio - 1.70% series contract	669.858	11.338868	7,595
Core Plus Fixed Income Portfolio - 1.80% series contract	1,191.365	11.288643	13,449
U.S. Mid Cap Value Portfolio - 1.40% series contract	115,346.825	19.993732	2,306,214
U.S. Mid Cap Value Portfolio - 1.50% series contract	19.127	19.905369	381
U.S. Mid Cap Value Portfolio - 1.65% series contract	13,931.022	19.773592	275,466
U.S. Mid Cap Value Portfolio - 1.70% series contract	1,497.395	19.729989	29,544
U.S. Mid Cap Value Portfolio - 1.80% series contract	431.571	19.642628	8,477
U.S. Real Estate Portfolio - 1.40% series contract	287,845.999	27.226536	7,837,049
U.S. Real Estate Portfolio - 1.65% series contract	25,509.079	26.926909	686,881
U.S. Real Estate Portfolio - 1.70% series contract	3,837.274	26.867515	103,098
U.S. Real Estate Portfolio - 1.80% series contract	321.823	26.748592	8,608
Value Portfolio - 1.40% series contract	158,613.034	17.416985	2,762,561
Value Portfolio - 1.50% series contract	21.309	17.340031	369
Value Portfolio - 1.65% series contract	36,976.102	17.225226	636,922
Value Portfolio - 1.70% series contract	1,792.521	17.187216	30,808
Value Portfolio - 1.80% series contract	1,985.713	17.111139	33,978

Net assets attributable to variable annuity contract holders			$52,130,835

The accompanying notes are an integral part of these financial statements.

5

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2006

						Net Change
				Net Realized		in Unrealized		Net
				Gain (Loss)		Appreciation	Net	Increase
	Dividends from	Mortality and	Net	on Sale of	Realized	(Depreciation)	Gain (Loss)	(Decrease)
	Investments in	Expense Risk	Investment	Investments in	Gain	of Investments in	on Investments in	in Net Assets
	Portfolio Shares	Fee (Note 4)	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Portfolio Shares	from Operations
AIM Variable Investment Funds, Inc. — Series I Shares:
Core Equity Fund (*)	$1,753	$2,924	$(1,171)	$140	$0	$25,719	$25,859	$24,688
Core Stock Fund (**)	2,967	1,250	1,717	30,708	0	(17,150)	13,558	15,275
Financial Services Fund	4,355	3,425	930	1,432	1,682	31,278	34,392	35,322
Global Health Care Fund	0	13,430	(13,430)	7,759	0	46,395	54,154	40,724
Small Cap Growth Fund	0	4,555	(4,555)	31,656	0	10,955	42,611	38,056
AIM Variable Investment Funds, Inc. — Series II Shares:
Capital Development Fund	0	3,930	(3,930)	3,647	5,944	27,352	36,943	33,013
Government Securities Fund	11,889	4,197	7,692	(1,480)	0	(385)	(1,865)	5,827
Mid Cap Core Equity Fund	2,410	4,299	(1,889)	4,582	34,406	(10,617)	28,371	26,482
Small Cap Equity Fund	0	414	(414)	119	2,636	1,366	4,121	3,707
Utilities Fund	47,883	14,073	33,810	16,225	30,242	153,594	200,061	233,871
American Century Variable Portfolios — Class I:
Vista Fund	0	2,396	(2,396)	799	328	11,809	12,936	10,540
American Century Variable Portfolios — Class II:
Large Company Value Fund	21	3,300	(3,279)	266	292	41,898	42,456	39,177
Mid Cap Value Fund	1,038	2,723	(1,685)	1,300	7,343	24,519	33,162	31,477
Ultra Fund	0	863	(863)	(161)	0	(2,199)	(2,360)	(3,223)
Dreyfus Variable Investment Fund — Initial Shares:
Money Market Portfolio	11,836	3,973	7,863	0	0	0	0	7,863
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Portfolio	8,044	9,116	(1,072)	11,364	0	74,864	86,228	85,156
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio	0	185	(185)	41	0	118	159	(26)
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc.	0	5,137	(5,137)	5,165	0	27,673	32,838	27,701
Stock Index Fund, Inc.	120,164	118,461	1,703	334,058	0	792,774	1,126,832	1,128,535
Janus Aspen Series — Service Shares:
Mid Cap Growth Portfolio	0	3,393	(3,393)	10,113	0	21,060	31,173	27,780
Balanced Portfolio	41,314	31,141	10,173	46,174	0	119,165	165,339	175,512
Large Cap Growth Portfolio	1,311	6,514	(5,203)	2,249	0	44,268	46,517	41,314
International Growth Portfolio	11,211	7,335	3,876	42,881	0	125,303	168,184	172,060
INTECH Risk-Managed Core Portfolio	83	891	(808)	(70)	6,191	540	6,661	5,853
Worldwide Growth Portfolio	2,806	2,487	319	1	0	25,526	25,527	25,846
Neuberger Berman Advisors Management Trust — Class S:
Fasciano Portfolio	0	2,914	(2,914)	4,262	5,327	504	10,093	7,179
Guardian Portfolio	3,782	6,838	(3,056)	5,365	0	49,018	54,383	51,327
Oppenheimer Variable Account Funds — Service Shares:
Capital Appreciation Fund	1,195	9,284	(8,089)	24,406	0	15,565	39,971	31,882
Global Securities Fund	6,851	14,434	(7,583)	39,603	42,438	54,816	136,857	129,274
Main Street Fund	3,301	5,834	(2,533)	5,833	0	47,080	52,913	50,380
Main Street Small Cap Fund	228	16,231	(16,003)	20,582	28,826	86,010	135,418	119,415
Balanced Fund	16,281	13,768	2,513	4,437	39,522	35,575	79,534	82,047
Old Mutual Insurance Series Fund, Inc.:
Large Cap Growth Portfolio	0	2,096	(2,096)	3,522	0	4,283	7,805	5,709
Mid Cap Value Portfolio	3,439	18,645	(15,206)	28,956	64,526	37,721	131,203	115,997
Select Value Portfolio	3,505	3,373	132	1,197	0	47,895	49,092	49,224
Columbus Technology & Communications Portfolio (***)	0	2,432	(2,432)	31,540	0	(24,808)	6,732	4,300
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	69,068	14,895	54,173	2,360	0	14,809	17,169	71,342
Real Return Portfolio	182,468	63,301	119,167	(245)	111,559	(268,443)	(157,129)	(37,962)
Total Return Portfolio	59,886	20,569	39,317	(2,052)	7,543	(13,353)	(7,862)	31,455
Rydex Variable Trust:
Sector Rotation Fund	0	5,732	(5,732)	4,735	23,739	15,872	44,346	38,614
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	21,131	7,268	13,863	(1,354)	2,808	(4,944)	(3,490)	10,373
U.S. Mid Cap Value Portfolio	5,892	26,124	(20,232)	39,607	254,178	43,039	336,824	316,592
U.S. Real Estate Portfolio	68,246	85,671	(17,425)	182,213	409,724	1,279,604	1,871,541	1,854,116
Value Portfolio	40,373	32,873	7,500	4,601	237,974	95,436	338,011	345,511
Wells Fargo Advantage Variable Trust:
Discovery Fund II (***)	0	2,966	(2,966)	48,328	0	(21,209)	27,119	24,153
Opportunity Fund II (***)	0	10,241	(10,241)	75,254	74,406	(63,566)	86,094	75,853

Totals	$754,731	$615,901	$138,830	$1,072,118	$1,391,634	$3,006,729	$5,470,481	$5,609,311

The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*) Period from April 28, 2006 (commencement of operations) to December 31, 2006.

(**) Period from January 1, 2006 to April 28, 2006 (fund close date).

(***) Period from January 1, 2006 to December 29, 2006 (fund close date initiated December 27, 2006 and completed December 29, 2006).

6

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2006

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers	Net Increase
		Gain (Loss)		Appreciation	(Decrease)			To -(From)	(Decrease) in	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AIM Variable Investment Funds, Inc. — Series I Shares:
Core Equity Fund (*)	$(1,171)	$140	$0	$25,719	$24,688	$37,998	$6,336	$272,962	$304,624	$329,312	$0	$329,312
Core Stock Fund (**)	1,717	30,708	0	(17,150)	15,275	19,608	1,603	(280,126)	(262,121)	(246,846)	246,846	0
Financial Services Fund	930	1,432	1,682	31,278	35,322	105,809	9,786	7,464	103,487	138,809	159,755	298,564
Global Health Care Fund	(13,430)	7,759	0	46,395	40,724	361,260	32,744	426,645	755,161	795,885	461,113	1,256,998
Small Cap Growth Fund	(4,555)	31,656	0	10,955	38,056	73,459	23,419	(148,532)	(98,492)	(60,436)	348,131	287,695
AIM Variable Investment Funds, Inc. — Series II Shares:
Capital Development Fund	(3,930)	3,647	5,944	27,352	33,013	70,182	8,351	802,953	864,784	897,797	199,365	1,097,162
Government Securities Fund	7,692	(1,480)	0	(385)	5,827	116,519	36,060	(24,372)	56,087	61,914	260,880	322,794
Mid Cap Core Equity Fund	(1,889)	4,582	34,406	(10,617)	26,482	121,362	21,531	3,108	102,939	129,421	224,392	353,813
Small Cap Equity Fund	(414)	119	2,636	1,366	3,707	46,354	367	9,621	55,608	59,315	7,937	67,252
Utilities Fund	33,810	16,225	30,242	153,594	233,871	616,025	44,374	540,586	1,112,237	1,346,108	222,036	1,568,144
American Century Variable Portfolios — Class I:
Vista Fund	(2,396)	799	328	11,809	10,540	179,871	237	208,009	387,643	398,183	52,990	451,173
American Century Variable Portfolios — Class II:
Large Company Value Fund	(3,279)	266	292	41,898	39,177	122,605	4,453	175,813	293,965	333,142	48,594	381,736
Mid Cap Value Fund	(1,685)	1,300	7,343	24,519	31,477	60,554	2,107	3,686	62,133	93,610	133,789	227,399
Ultra Fund	(863)	(161)	0	(2,199)	(3,223)	10,955	0	(12,122)	(1,167)	(4,390)	59,970	55,580
Dreyfus Variable Investment Fund — Initial Shares:
Money Market Portfolio	7,863	0	0	0	7,863	70,919	14,515	(37,172)	19,232	27,095	174,593	201,688
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Portfolio	(1,072)	11,364	0	74,864	85,156	107,662	42,389	11,863	77,136	162,292	536,269	698,561
Dreyfus Investment Porfolio — Initial Shares:
Technology Growth Portfolio	(185)	41	0	118	(26)	12,842	0	164,802	177,644	177,618	5,168	182,786
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc.	(5,137)	5,165	0	27,673	27,701	166,633	16,127	(11,961)	138,545	166,246	275,322	441,568
Stock Index Fund, Inc.	1,703	334,058	0	792,774	1,128,535	2,989,654	511,836	(1,720,084)	757,734	1,886,269	8,022,365	9,908,634
Janus Aspen Series — Service Shares:
Mid Cap Growth Portfolio	(3,393)	10,113	0	21,060	27,780	95,493	5,152	(14,762)	75,579	103,359	182,270	285,629
Balanced Portfolio	10,173	46,174	0	119,165	175,512	374,105	230,718	(49,212)	94,175	269,687	1,978,087	2,247,774
Large Cap Growth Portfolio	(5,203)	2,249	0	44,268	41,314	134,002	6,036	(7,858)	120,108	161,422	362,486	523,908
International Growth Portfolio	3,876	42,881	0	125,303	172,060	413,753	13,177	237,581	638,157	810,217	128,438	938,655
INTECH Risk-Managed Core Portfolio	(808)	(70)	6,191	540	5,853	21,042	0	(361)	20,681	26,534	52,020	78,554
Worldwide Growth Portfolio	319	1	0	25,526	25,846	29,467	12,393	(7,394)	9,680	35,526	159,428	194,954
Neuberger Berman Advisors Management Trust — Class S:
Fasciano Portfolio	(2,914)	4,262	5,327	504	7,179	40,340	15,205	745	25,880	33,059	183,822	216,881
Guardian Portfolio	(3,056)	5,365	0	49,018	51,327	157,910	7,716	179,603	329,797	381,124	290,206	671,330
Oppenheimer Variable Account Funds — Service Shares:
Capital Appreciation Fund	(8,089)	24,406	0	15,565	31,882	137,917	41,710	(102,518)	(6,311)	25,571	598,805	624,376
Global Securities Fund	(7,583)	39,603	42,438	54,816	129,274	326,133	124,919	196,770	397,984	527,258	685,876	1,213,134
Main Street Fund	(2,533)	5,833	0	47,080	50,380	172,327	33,976	38,750	177,101	227,481	266,312	493,793
Main Street Small Cap Fund	(16,003)	20,582	28,826	86,010	119,415	303,576	94,114	121,170	330,632	450,047	841,869	1,291,916
Balanced Fund	2,513	4,437	39,522	35,575	82,047	256,535	85,548	(11,350)	159,637	241,684	793,644	1,035,328
Old Mutual Insurance Series Fund, Inc.:
Large Cap Growth Portfolio	(2,096)	3,522	0	4,283	5,709	13,417	3,016	(9,890)	511	6,220	139,781	146,001
Mid Cap Value Portfolio	(15,206)	28,956	64,526	37,721	115,997	180,949	88,803	(61,952)	30,194	146,191	1,207,350	1,353,541
Select Value Portfolio	132	1,197	0	47,895	49,224	33,850	6,265	(2,034)	25,551	74,775	193,210	267,985
Columbus Technology & Communications Portfolio (***)	(2,432)	31,540	0	(24,808)	4,300	31,004	12,457	(189,557)	(171,010)	(166,710)	166,710	0
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	54,173	2,360	0	14,809	71,342	161,819	174,320	100,760	88,259	159,601	969,106	1,128,707
Real Return Portfolio	119,167	(245)	111,559	(268,443)	(37,962)	1,402,927	514,768	(1,522,490)	(634,331)	(672,293)	4,853,680	4,181,387
Total Return Portfolio	39,317	(2,052)	7,543	(13,353)	31,455	298,712	69,815	(183,297)	45,600	77,055	1,330,414	1,407,469
Rydex Variable Trust:
Sector Rotation Fund	(5,732)	4,735	23,739	15,872	38,614	188,821	9,106	26,521	206,236	244,850	258,423	503,273
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	13,863	(1,354)	2,808	(4,944)	10,373	97,469	109,649	13,966	1,786	12,159	462,866	475,025
U.S. Mid Cap Value Portfolio	(20,232)	39,607	254,178	43,039	316,592	1,071,768	126,553	813,214	1,758,429	2,075,021	545,061	2,620,082
U.S. Real Estate Portfolio	(17,425)	182,213	409,724	1,279,604	1,854,116	2,773,176	528,867	968,315	3,212,624	5,066,740	3,568,896	8,635,636
Value Portfolio	7,500	4,601	237,974	95,436	345,511	1,461,504	125,323	452,728	1,788,909	2,134,420	1,330,218	3,464,638
Wells Fargo Advantage Variable Trust:
Discovery Fund II (***)	(2,966)	48,328	0	(21,209)	24,153	29,283	3,681	(214,776)	(189,174)	(165,021)	165,021	0
Opportunity Fund II (***)	(10,241)	75,254	74,406	(63,566)	75,853	89,846	45,910	(773,163)	(729,227)	(653,374)	653,374	0

Totals	$138,830	$1,072,118	$1,391,634	$3,006,729	$5,609,311	$15,587,416	$3,265,432	$392,652	$12,714,636	$18,323,947	$33,806,888	$52,130,835

The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*) Period from April 28, 2006 (commencement of operations) to December 31, 2006.

(**) Period from January 1, 2006 to April 28, 2006 (fund close date).

(***) Period from January 1, 2006 to December 29, 2006 (fund close date initiated December 27, 2006 and completed December 29, 2006).

7

ANNUITY INVESTORS VARIABLE ACCOUNT C
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2005

	Changes From Operations					Changes From Principal Transactions
				Net Change	Net
		Net Realized		in Unrealized	Increase			Net Transfers
		Gain (Loss)		Appreciation	(Decrease)			To -(From)	Net Increase	Net
	Net	on Sale of	Realized	(Depreciation)	in Net	Contract		Subaccounts	in Net Assets	Increase	Net Assets	Net Assets
	Investment	Investments in	Gain	of Investments in	Assets from	Purchase	Contract	and Fixed	From Principal	(Decrease)	Beginning	End
	Income (Loss)	Portfolio Shares	Distributions	Portfolio Shares	Operations	Payments	Redemptions	Accounts	Transactions	in Net Assets	of Period	of Period
AIM Variable Investment Funds, Inc. — Series I Shares:
Core Stock Fund	$(2,346)	$8,688	$0	$(1,168)	$5,174	$85,330	$13,150	$(44,346)	$27,834	$33,008	$213,838	$246,846
Financial Services Fund	143	2,828	0	4,172	7,143	68,580	27,849	(6,172)	34,559	41,702	118,053	159,755
Global Health Care Fund	(5,327)	11,420	0	21,708	27,801	184,505	66,838	12,479	130,146	157,947	303,166	461,113
Small Cap Growth Fund	(3,409)	16,804	0	(4,911)	8,484	33,426	6,470	76,203	103,159	111,643	236,488	348,131
AIM Variable Investment Funds, Inc. — Series II Shares:
Capital Development Fund	(2,601)	14,450	0	1,781	13,630	67,454	40,636	(1,804)	25,014	38,644	160,721	199,365
Government Securities Fund	3,786	(1,601)	0	(4,019)	(1,834)	123,619	30,452	(1,873)	91,294	89,460	171,420	260,880
Mid Cap Core Equity Fund	(2,053)	2,755	6,778	3,405	10,885	60,499	2,173	1,180	59,506	70,391	154,001	224,392
Small Cap Equity Fund	(65)	17	0	489	441	7,522	1,285	1,159	7,396	7,837	100	7,937
Utilities Fund	2,711	9,413	0	842	12,966	139,358	16,089	7,601	130,870	143,836	78,200	222,036
American Century Variable Portfolios — Class I:
Vista	(238)	(226)	0	2,589	2,125	43,282	1,447	9,030	50,865	52,990	0	52,990
American Century Variable Portfolios — Class II:
Large Company Value	619	(17)	773	315	1,690	37,718	2,617	11,701	46,802	48,492	102	48,594
Mid Cap Value	(325)	148	3,428	5,121	8,372	92,088	4,448	29,657	117,297	125,669	8,120	133,789
Ultra	(599)	(5)	0	2,568	1,964	19,913	0	30,007	49,920	51,884	8,086	59,970
Dreyfus Variable Investment Fund — Initial Shares:
Money Market Portfolio	2,571	0	0	0	2,571	84,594	18,209	(135,580)	(69,195)	(66,624)	241,217	174,593
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Portfolio	(7,559)	17,858	0	2,114	12,413	118,045	69,859	5,089	53,275	65,688	470,581	536,269
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth	(59)	412	0	337	690	15,030	12,158	1,606	4,478	5,168	0	5,168
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc.	(3,154)	3,697	0	6,442	6,985	125,936	10,169	(7,109)	108,658	115,643	159,679	275,322
Stock Index Fund	(687)	97,379	0	145,748	242,440	2,407,808	467,579	(26,536)	1,913,693	2,156,133	5,866,232	8,022,365
Janus Aspen Series — Service Shares:
Mid Cap Growth Portfolio	(1,832)	1,361	0	15,586	15,115	69,968	7,262	14,077	76,783	91,898	90,372	182,270
Balanced Portfolio	11,546	30,692	0	70,486	112,724	484,730	117,224	42,111	409,617	522,341	1,455,746	1,978,087
Growth Portfolio	(4,434)	19,311	0	(3,483)	11,394	219,252	114,527	(11,713)	93,012	104,406	258,080	362,486
International Growth Portfolio	(56)	(1,747)	0	22,238	20,435	64,943	1,854	44,904	107,993	128,428	10	128,438
Risk-Managed Core Portfolio	2,531	20	5,244	(4,593)	3,202	8,263	0	40,453	48,716	51,918	102	52,020
Worldwide Growth Portfolio	(703)	8,294	0	(3,170)	4,421	46,727	16,637	(71,219)	(41,129)	(36,708)	196,136	159,428
Neuberger Berman Advisors Management Trust:
Fasciano Portfolio	(1,197)	3,975	855	953	4,586	75,174	3,706	(5,774)	65,694	70,280	113,542	183,822
Guardian Portfolio	(2,896)	2,131	0	16,173	15,408	137,776	10,014	3,862	131,624	147,032	143,174	290,206
Oppenheimer Variable Account Funds — Service Shares:
Capital Appreciation	(3,871)	4,427	0	16,868	17,424	158,908	16,447	93,615	236,076	253,500	345,305	598,805
Global Securities	(4,267)	15,033	0	63,659	74,425	224,319	16,351	97,226	305,194	379,619	306,257	685,876
Main Street Fund	(1,706)	(2,044)	0	13,707	9,957	167,127	12,659	87,013	241,481	251,438	14,874	266,312
Main Street Small Cap	(9,739)	9,924	13,844	46,920	60,949	270,430	24,050	45,404	291,784	352,733	489,136	841,869
Balanced Fund	(2,019)	9,565	17,495	(9,739)	15,302	216,949	19,797	216,599	413,751	429,053	364,591	793,644
Old Mutual Insurance Series Fund, Inc.:
Large Cap Growth Portfolio	(2,012)	13,144	0	(7,630)	3,502	35,510	32,362	(7,095)	(3,947)	(445)	140,226	139,781
Mid Cap Value Portfolio	(16,081)	22,992	86,468	(41,834)	51,545	240,436	79,205	(22,758)	138,473	190,018	1,017,332	1,207,350
Select Value Portfolio	1,666	19,494	0	(13,494)	7,666	37,031	38,283	(98,436)	(99,688)	(92,022)	285,232	193,210
Colombus Technology & Communications Portfolio	(2,145)	383	0	13,234	11,472	44,632	18,713	(24,873)	1,046	12,518	154,192	166,710
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	42,263	4,108	0	(23,670)	22,701	234,272	95,198	16,132	155,206	177,907	791,199	969,106
Real Return Portfolio	53,339	22,166	55,196	(103,970)	26,731	1,663,467	285,367	156,818	1,534,918	1,561,649	3,292,031	4,853,680
Total Return Portfolio	19,071	3,140	24,735	(37,062)	9,884	403,946	60,855	20,140	363,231	373,115	957,299	1,330,414
Rydex Variable Trust:
Sector Rotation Fund	(2,842)	1,813	0	25,532	24,503	88,034	5,914	2,700	84,820	109,323	149,100	258,423
Strong Funds:
Mid Cap Growth Fund II (*)	(1,193)	41,409	0	(55,950)	(15,734)	12,965	34,286	(226,316)	(247,637)	(263,371)	263,371	0
Opportunity Fund II — Advisor Series (*)	(2,468)	79,314	0	(98,193)	(21,347)	32,579	3,399	(580,037)	(550,857)	(572,204)	572,204	0
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	8,653	1,842	2,922	(3,671)	9,746	104,851	67,362	118,615	156,104	165,850	297,016	462,866
Mid Cap Value Portfolio	(4,777)	25,225	5,807	20,695	46,950	188,578	73,581	73,499	188,496	235,446	309,615	545,061
U.S. Real Estate Portfolio	(6,662)	106,867	67,739	262,576	430,520	1,703,969	267,534	141,510	1,577,945	2,008,465	1,560,431	3,568,896
Value Portfolio	(1,031)	6,646	42,242	(4,814)	43,043	891,771	25,781	108,656	974,646	1,017,689	312,529	1,330,218
Wells Fargo Advantage Variable Trust:
Discovery Fund II (**)	(1,807)	4,225	0	21,209	23,627	22,974	101,720	220,140	141,394	165,021	0	165,021
Opportunity Fund II (**)	(6,336)	2,077	0	63,566	59,307	72,494	8,394	529,967	594,067	653,374	0	653,374

Totals	$40,403	$639,807	$333,526	$449,662	$1,463,398	$11,636,782	$2,349,910	$987,512	$10,274,384	$11,737,782	$22,069,106	$33,806,888

The accompanying notes are an integral part of these financial statements.

Notes:	Year ended unless otherwise noted.

(*) Period from January 1, 2005 to April 8, 2005 (fund close date).

(**) Period from April 8, 2005 (commencement of operations) to December 31, 2005.

8

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS
December 31, 2006
(1)	ORGANIZATION

Annuity Investors Variable Account C (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on November 7, 2001 and commenced operations on August 1, 2002 as a segregated investment account for individual variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a publicly-traded insurance holding company listed on the New York Stock Exchange. The Company is licensed in 48 states.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2006, the following investment options were available:
          AIM Variable Investment Funds, Inc. – Series I Shares:
•	Core Equity Fund

•	Financial Services Fund

•	Global Health Care Fund

•	Small Cap Growth Fund
          AIM Variable Investment Funds, Inc. – Series II Shares:
•	Capital Development Fund

•	Government Securities Fund

•	Mid Cap Core Equity Fund

•	Small Cap Equity Fund

•	Utilities Fund
          American Century Variable Portfolios – Class I:
•	Vista Fund
          American Century Variable Portfolios – Class II:
•	Large Company Value Fund

•	Mid Cap Value Fund

•	Ultra Fund
          Dreyfus Variable Investment Fund – Initial Shares:
•	Money Market Portfolio
          Dreyfus Variable Investment Fund – Service Shares:
•	Appreciation Portfolio
          Dreyfus Investment Portfolio – Initial Shares:
•	Technology Growth Portfolio
          Dreyfus Funds – Service Shares:
•	Socially Responsible Growth Fund, Inc.

•	Stock Index Fund, Inc.
          Janus Aspen Series – Service Shares:
•	Mid Cap Growth Portfolio

•	Balanced Portfolio

•	Large Cap Growth Portfolio

•	International Growth Portfolio

•	INTECH Risk-Managed Core Portfolio

•	Worldwide Growth Portfolio
          Neuberger Berman Advisors Management Trust – Class S:
•	Fasciano Portfolio

•	Guardian Portfolio

9

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(1) ORGANIZATION- Continued
          Oppenheimer Variable Account Funds – Service Shares:
•	Capital Appreciation Fund

•	Global Securities Fund

•	Main Street Fund

•	Main Street Small Cap Fund

•	Balanced Fund
          Old Mutual Insurance Series Fund, Inc.:
•	Large Cap Growth Portfolio

•	Mid Cap Value Portfolio

•	Select Value Portfolio
          PIMCO Variable Insurance Trust – Administrative Class:
•	High Yield Portfolio

•	Real Return Portfolio

•	Total Return Portfolio
          Rydex Variable Trust:
•	Sector Rotation Fund
          Van Kampen – The Universal Institutional Funds, Inc. – Class I:
•	Core Plus Fixed Income Portfolio

•	U.S. Mid Cap Value Portfolio

•	U.S. Real Estate Portfolio

•	Value Portfolio
AIM Variable Investment Funds, Inc. Core Stock Fund subaccount was merged into the AIM Variable Investment Funds, Inc. Core Equity Fund subaccount on April 28, 2006 by AIM Variable Investment Funds, Inc.
The following subaccounts close was initiated on December 27, 2006 and completed on December 29, 2006: Old Mutual Insurance Series Fund, Inc. Columbus Technology & Communications Portfolio, Wells Fargo Advantage Variable Trust Discovery Fund II and Wells Fargo Advantage Variable Trust Opportunity Fund II.
Janus Aspen Series – Service Shares Growth Portfolio’s name changed to Janus Aspen Series – Service Shares Large Cap Growth Portfolio and Van Kampen – The Universal Institutional Funds, Inc. – Class I Mid Cap Value Portfolio’s name changed to Van Kampen – The Universal Institutional Funds, Inc. – Class I U.S. Mid Cap Value Portfolio. Janus Aspen Series – Service Shares Risk Managed Core Portfolio’s name changed to Janus Aspen Series – Service Shares INTECH Risk-Managed Core Portfolio.

10

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Investments

Investments are stated at the net asset values of the respective portfolios, which present their investment securities at fair value at the end of each business day of the New York Stock Exchange, with the exception of business holidays. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income for dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

11

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(3)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the period ended December 31, 2006, are as follows:

	2006
	Cost of	Proceeds
	Purchases	from Sales
AIM Variable Investment Funds, Inc. — Series I Shares:
Core Equity Fund	$311,061	$7,610
Core Stock Fund	24,293	284,696
Financial Services Fund	121,014	14,916
Global Health Care Fund	776,310	34,579
Small Cap Growth Fund	89,332	192,378
AIM Variable Investment Funds, Inc. — Series II Shares:
Capital Development Fund	879,645	12,848
Government Securities Fund	130,407	66,630
Mid Cap Core Equity Fund	157,030	21,574
Small Cap Equity Fund	58,539	709
Utilities Fund	1,238,139	61,850
American Century Variable Portfolios — Class I:
Vista Fund	393,297	7,721
American Century Variable Portfolios — Class II:
Large Company Value Fund	293,350	2,372
Mid Cap Value Fund	78,861	11,068
Ultra Fund	14,484	16,514
Dreyfus Variable Investment Fund — Initial Shares:
Money Market Portfolio	265,210	238,117
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Portfolio	140,661	64,597
Dreyfus Investment Porfolio — Initial Shares:
Technology Growth Portfolio	177,766	308
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc.	153,264	19,855
Stock Index Fund, Inc.	2,654,974	1,895,536
Janus Aspen Series — Service Shares:
Mid Cap Growth Portfolio	111,208	39,022
Balanced Portfolio	367,369	263,020
Large Cap Growth Portfolio	133,449	18,545
International Growth Portfolio	781,831	139,797
INTECH Risk-Managed Core Portfolio	27,426	1,361
Worldwide Growth Portfolio	30,876	20,878
Neuberger Berman Advisors Management Trust — Class S:
Fasciano Portfolio	46,779	18,486
Guardian Portfolio	351,888	25,147
Oppenheimer Variable Account Funds — Service Shares:
Capital Appreciation Fund	178,410	192,809
Global Securities Fund	594,092	161,251
Main Street Fund	220,162	45,594
Main Street Small Cap Fund	428,044	84,589
Balanced Fund	314,966	113,293
Old Mutual Insurance Series Fund, Inc.:
Large Cap Growth Portfolio	14,435	16,021
Mid Cap Value Portfolio	206,153	126,639
Select Value Portfolio	35,002	9,319
Columbus Technology & Communications Portfolio	27,650	201,092
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	355,822	213,389
Real Return Portfolio	1,470,397	1,874,002
Total Return Portfolio	339,214	246,753
Rydex Variable Trust:
Sector Rotation Fund	244,865	20,621
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	152,165	133,709
U.S. Mid Cap Value Portfolio	2,225,612	233,236
U.S. Real Estate Portfolio	4,083,027	478,105
Value Portfolio	2,107,683	73,299
Wells Fargo Advantage Variable Trust:
Discovery Fund II	25,737	217,877
Opportunity Fund II	149,513	814,574

Total	$22,981,412	$8,736,306

12

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(4)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts. Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2006:

1.90% Series Contracts	$105
1.80% Series Contracts	6,011
1.70% Series Contracts	15,624
1.65% Series Contracts	121,435
1.50% Series Contracts	261
1.40% Series Contracts	472,465

$615,901

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 7.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee of $30 per contract. These fees totaled $11,280 for the year ended December 31, 2006.

(5)	OTHER TRANSACTIONS WITH AFFILIATES

Great American Advisors, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company.

13

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2006	Purchased	Redeemed	12/31/2006
AIM Variable Investment Funds, Inc. — Series I Shares:
Core Equity Fund - 1.40% series contract	0.000	25,105.190	855.479	24,249.711
Core Equity Fund - 1.65% series contract	0.000	5,462.265	126.705	5,335.560
Core Equity Fund - 1.70% series contract	0.000	295.955	0.000	295.955
Core Equity Fund - 1.80% series contract	0.000	585.856	0.000	585.856
Core Stock Fund - 1.40% series contract	15,446.836	1,832.093	17,278.929	0.000
Core Stock Fund - 1.65% series contract	4,282.981	173.807	4,456.788	0.000
Core Stock Fund - 1.70% series contract	231.811	0.000	231.811	0.000
Core Stock Fund - 1.80% series contract	366.763	23.976	390.739	0.000
Financial Services Fund - 1.40% series contract	9,674.333	4,987.492	1,339.411	13,322.414
Financial Services Fund - 1.65% series contract	1,951.469	4,172.957	406.656	5,717.770
Financial Services Fund - 1.70% series contract	129.058	0.000	0.203	128.855
Global Health Care Fund - 1.40% series contract	30,012.123	60,915.444	5,108.800	85,818.767
Global Health Care Fund - 1.65% series contract	3,122.693	334.054	117.212	3,339.535
Global Health Care Fund - 1.70% series contract	1,445.566	388.380	97.164	1,736.782
Global Health Care Fund - 1.80% series contract	60.719	0.000	0.000	60.719
Small Cap Growth Fund - 1.40% series contract	17,970.659	4,501.753	12,452.126	10,020.286
Small Cap Growth Fund - 1.65% series contract	4,059.200	1,742.203	25.408	5,775.995
Small Cap Growth Fund - 1.70% series contract	935.199	111.982	0.201	1,046.980
Small Cap Growth Fund - 1.80% series contract	128.055	33.921	0.000	161.976
AIM Variable Investment Funds, Inc. — Series II Shares:
Capital Development Fund - 1.40% series contract	9,744.322	40,529.623	968.044	49,305.901
Capital Development Fund - 1.65% series contract	3,421.356	9,131.062	0.305	12,552.113
Capital Development Fund - 1.70% series contract	0.000	864.950	0.000	864.950
Capital Development Fund - 1.80% series contract	0.000	501.596	0.000	501.596
Government Securities Fund - 1.40% series contract	19,096.109	13,004.729	7,609.889	24,490.949
Government Securities Fund - 1.65% series contract	3,193.093	2,235.044	1,147.348	4,280.789
Government Securities Fund - 1.70% series contract	1,878.037	560.208	620.760	1,817.485
Government Securities Fund - 1.80% series contract	1,010.427	0.000	1,010.427	0.000
Mid Cap Core Equity Fund - 1.40% series contract	12,784.322	6,775.553	1,402.906	18,156.969
Mid Cap Core Equity Fund - 1.50% series contract	21.382	0.000	0.000	21.382
Mid Cap Core Equity Fund - 1.65% series contract	2,278.236	1,849.216	513.899	3,613.553
Mid Cap Core Equity Fund - 1.70% series contract	209.529	46.498	0.000	256.027
Small Cap Equity Fund - 1.40% series contract	600.688	4,100.019	81.579	4,619.128
Small Cap Equity Fund - 1.65% series contract	132.231	628.059	0.155	760.135
Utilities Fund - 1.40% series contract	12,876.573	70,308.876	4,736.349	78,449.100
Utilities Fund - 1.65% series contract	3,273.578	12,176.072	1,061.037	14,388.613
Utilities Fund - 1.70% series contract	238.465	471.426	0.000	709.891
Utilities Fund - 1.80% series contract	0.000	189.918	0.000	189.918
American Century Variable Portfolios — Class I:
Vista Fund - 1.40% series contract	1,985.344	20,684.787	412.657	22,257.474
Vista Fund - 1.65% series contract	2,801.207	12,932.044	964.924	14,768.327
Vista Fund - 1.70% series contract	0.000	826.971	0.000	826.971
Vista Fund - 1.80% series contract	0.000	86.378	0.000	86.378
American Century Variable Portfolios — Class II:
Large Company Value Fund - 1.40% series contract	3,344.811	21,902.415	531.084	24,716.142
Large Company Value Fund - 1.50% series contract	29.661	0.000	0.000	29.661
Large Company Value Fund - 1.65% series contract	1,132.847	4,582.631	475.560	5,239.918
Mid Cap Value Fund - 1.40% series contract	6,503.783	4,275.940	748.225	10,031.498
Mid Cap Value Fund - 1.65% series contract	5,297.819	2,167.451	560.531	6,904.739
Ultra Fund - 1.40% series contract	2,506.898	1,521.675	50.602	3,977.971
Ultra Fund - 1.65% series contract	3,249.274	29.287	1,656.614	1,621.947
Dreyfus Variable Investment Fund — Initial Shares:
Money Market Portfolio - 1.40% series contract	116,327.670	194,114.730	170,299.262	140,143.138
Money Market Portfolio - 1.65% series contract	38,815.369	36,192.164	36,272.585	38,734.948
Money Market Portfolio - 1.70% series contract	20,284.976	10,006.605	12,508.428	17,783.153
Money Market Portfolio - 1.80% series contract	0.021	0.000	0.021	0.000
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Portfolio - 1.40% series contract	29,869.988	7,327.889	4,013.981	33,183.896
Appreciation Portfolio - 1.50% series contract	51.843	0.000	0.000	51.843
Appreciation Portfolio - 1.65% series contract	12,195.776	4,542.978	2,269.520	14,469.234
Appreciation Portfolio - 1.70% series contract	1,888.666	389.023	14.204	2,263.485
Appreciation Portfolio - 1.80% series contract	719.599	212.067	0.000	931.666
Dreyfus Investment Portfolio — Initial Shares:
Technology Growth Portfolio - 1.40% series contract	497.463	14,607.892	26.348	15,079.007
Technology Growth Portfolio - 1.65% series contract	0.000	1,668.274	0.000	1,668.274
Technology Growth Portfolio - 1.70% series contract	0.000	371.542	0.000	371.542
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc. - 1.40% series contract	15,657.483	12,578.183	1,675.362	26,560.304
Socially Responsible Growth Fund, Inc. - 1.65% series contract	2,068.266	61.757	339.196	1,790.827
Socially Responsible Growth Fund, Inc. - 1.70% series contract	4,547.168	794.905	455.141	4,886.932
Stock Index Fund, Inc. - 1.40% series contract	534,136.515	221,482.362	167,010.856	588,608.021
Stock Index Fund, Inc. - 1.65% series contract	50,851.493	3,033.787	6,238.014	47,647.266
Stock Index Fund, Inc. - 1.70% series contract	2,874.230	48.716	0.000	2,922.946
Stock Index Fund, Inc. - 1.80% series contract	343.948	84.686	0.000	428.634

14

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2006	Purchased	Redeemed	12/31/2006
Janus Aspen Series — Service Shares:
Mid Cap Growth Portfolio - 1.40% series contract	8,733.851	5,242.946	871.159	13,105.638
Mid Cap Growth Portfolio - 1.65% series contract	1,027.770	1,110.406	589.856	1,548.320
Mid Cap Growth Portfolio - 1.70% series contract	583.357	62.985	425.755	220.587
Mid Cap Growth Portfolio - 1.80% series contract	450.808	251.269	438.702	263.375
Balanced Portfolio - 1.40% series contract	102,587.598	27,788.204	13,516.041	116,859.761
Balanced Portfolio - 1.65% series contract	48,567.258	3,930.085	11,856.611	40,640.732
Balanced Portfolio - 1.70% series contract	5,908.460	1,251.786	862.205	6,298.041
Balanced Portfolio - 1.80% series contract	714.692	205.925	0.000	920.617
Large Cap Growth Portfolio - 1.40% series contract	18,826.052	9,961.142	1,860.240	26,926.954
Large Cap Growth Portfolio - 1.65% series contract	8,706.867	417.888	15.772	9,108.983
Large Cap Growth Portfolio - 1.70% series contract	480.968	440.164	0.000	921.132
International Growth Portfolio - 1.40% series contract	4,042.915	31,687.231	1,227.502	34,502.644
International Growth Portfolio - 1.65% series contract	4,442.723	16,095.195	8,154.039	12,383.879
International Growth Portfolio - 1.70% series contract	583.196	135.578	195.782	522.992
International Growth Portfolio - 1.80% series contract	402.609	502.525	446.887	458.247
INTECH Risk-Managed Core Portfolio - 1.40% series contract	4,637.372	1,875.545	101.387	6,411.530
Worldwide Growth Portfolio - 1.40% series contract	10,485.439	2,375.430	1,457.217	11,403.652
Worldwide Growth Portfolio - 1.65% series contract	1,987.708	53.641	400.380	1,640.969
Worldwide Growth Portfolio - 1.70% series contract	624.332	106.928	0.223	731.037
Neuberger Berman Advisors Management Trust — Class S:
Fasciano Portfolio - 1.40% series contract	11,682.383	2,894.126	1,342.788	13,233.721
Fasciano Portfolio - 1.65% series contract	632.528	246.652	54.666	824.514
Fasciano Portfolio - 1.70% series contract	1,191.092	228.284	116.926	1,302.450
Guardian Portfolio - 1.40% series contract	16,277.456	21,219.061	912.692	36,583.825
Guardian Portfolio - 1.65% series contract	2,420.006	321.519	109.754	2,631.771
Guardian Portfolio - 1.70% series contract	468.856	318.462	80.277	707.041
Guardian Portfolio - 1.80% series contract	341.686	1,345.710	1,129.214	558.182
Oppenheimer Variable Account Funds — Service Shares:
Capital Appreciation Fund - 1.40% series contract	27,584.174	9,106.398	9,675.400	27,015.172
Capital Appreciation Fund - 1.50% series contract	46.824	0.000	0.000	46.824
Capital Appreciation Fund - 1.65% series contract	13,590.400	5,499.694	5,252.109	13,837.985
Capital Appreciation Fund - 1.70% series contract	1,006.453	86.134	88.186	1,004.401
Capital Appreciation Fund - 1.80% series contract	1,232.587	44.983	268.465	1,009.105
Capital Appreciation Fund - 1.90% series contract	197.524	0.000	197.524	0.000
Global Securities Fund - 1.40% series contract	23,060.748	23,180.758	2,653.696	43,587.810
Global Securities Fund - 1.50% series contract	37.689	0.000	0.000	37.689
Global Securities Fund - 1.65% series contract	14,113.886	7,955.743	7,734.721	14,334.908
Global Securities Fund - 1.70% series contract	1,112.941	115.782	84.895	1,143.828
Global Securities Fund - 1.80% series contract	970.912	407.023	200.135	1,177.800
Global Securities Fund - 1.90% series contract	166.455	0.000	166.455	0.000
Main Street Fund - 1.40% series contract	15,088.205	16,210.383	1,913.863	29,384.725
Main Street Fund - 1.50% series contract	59.107	0.000	0.000	59.107
Main Street Fund - 1.65% series contract	7,879.071	5,283.734	3,617.788	9,545.017
Main Street Fund - 1.70% series contract	49.887	52.586	0.000	102.473
Main Street Fund - 1.80% series contract	1,388.442	31.061	1.777	1,417.726
Main Street Fund - 1.90% series contract	247.726	0.000	247.726	0.000
Main Street Small Cap Fund - 1.40% series contract	30,309.279	20,416.218	2,158.034	48,567.463
Main Street Small Cap Fund - 1.50% series contract	37.351	0.000	0.000	37.351
Main Street Small Cap Fund - 1.65% series contract	12,885.297	2,488.054	3,808.842	11,564.509
Main Street Small Cap Fund - 1.70% series contract	2,480.815	366.708	105.039	2,742.484
Main Street Small Cap Fund - 1.80% series contract	3,199.274	677.007	199.424	3,676.857
Main Street Small Cap Fund - 1.90% series contract	159.452	0.000	159.452	0.000
Balanced Fund - 1.40% series contract	22,442.978	13,667.772	1,629.704	34,481.046
Balanced Fund - 1.65% series contract	32,692.009	9,772.452	10,416.975	32,047.486
Balanced Fund - 1.70% series contract	949.326	234.508	370.185	813.649
Balanced Fund - 1.80% series contract	1,546.079	17.959	107.919	1,456.119

15

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2006	Purchased	Redeemed	12/31/2006
Old Mutual Insurance Series Fund, Inc.:
Large Cap Growth Portfolio - 1.40% series contract	7,264.014	1,357.957	1,363.191	7,258.780
Large Cap Growth Portfolio - 1.65% series contract	1,433.707	0.000	78.173	1,355.534
Large Cap Growth Portfolio - 1.70% series contract	1,716.469	131.702	0.000	1,848.171
Large Cap Growth Portfolio - 1.80% series contract	59.461	0.000	0.000	59.461
Mid Cap Value Portfolio - 1.40% series contract	57,616.098	9,439.395	5,905.000	61,150.493
Mid Cap Value Portfolio - 1.65% series contract	17,026.109	1,848.181	3,763.852	15,110.438
Mid Cap Value Portfolio - 1.70% series contract	840.419	96.469	24.525	912.363
Mid Cap Value Portfolio - 1.80% series contract	67.553	32.954	0.000	100.507
Select Value Portfolio - 1.40% series contract	9,162.474	3,207.402	1,192.314	11,177.562
Select Value Portfolio - 1.65% series contract	6,341.041	213.949	439.360	6,115.630
Select Value Portfolio - 1.70% series contract	1,479.002	239.285	0.000	1,718.287
Columbus Technology & Communications Portfolio - 1.40% series contract	10,057.036	2,076.349	12,133.385	0.000
Columbus Technology & Communications Portfolio - 1.65% series contract	1,388.067	93.673	1,481.740	0.000
Columbus Technology & Communications Portfolio - 1.70% series contract	227.823	42.798	270.621	0.000
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio - 1.40% series contract	42,210.941	14,841.804	4,289.827	52,762.918
High Yield Portfolio - 1.65% series contract	20,069.807	4,569.549	10,138.198	14,501.158
High Yield Portfolio - 1.70% series contract	3,869.429	937.738	1,119.372	3,687.795
High Yield Portfolio - 1.80% series contract	0.000	1,208.069	552.674	655.395
Real Return Portfolio - 1.40% series contract	326,635.119	112,743.154	165,122.583	274,255.690
Real Return Portfolio - 1.50% series contract	935.943	0.000	0.000	935.943
Real Return Portfolio - 1.65% series contract	56,915.137	9,686.196	8,447.320	58,154.013
Real Return Portfolio - 1.70% series contract	3,770.925	826.650	1,465.206	3,132.369
Real Return Portfolio - 1.80% series contract	3,785.676	79.321	0.000	3,864.997
Total Return Portfolio - 1.40% series contract	66,923.627	25,714.089	21,630.333	71,007.383
Total Return Portfolio - 1.50% series contract	55.007	0.000	0.000	55.007
Total Return Portfolio - 1.65% series contract	45,620.040	5,287.582	5,785.365	45,122.257
Total Return Portfolio - 1.70% series contract	3,246.608	511.908	163.746	3,594.770
Total Return Portfolio - 1.80% series contract	1,983.281	85.971	0.000	2,069.252
Rydex Variable Trust:
Sector Rotation Fund - 1.40% series contract	13,376.790	9,314.109	1,378.427	21,312.472
Sector Rotation Fund - 1.65% series contract	2,158.365	6,317.677	0.520	8,475.522
Sector Rotation Fund - 1.70% series contract	2,555.637	472.600	415.758	2,612.479
Sector Rotation Fund - 1.80% series contract	156.306	30.363	186.669	0.000
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio - 1.40% series contract	28,372.456	9,453.752	7,018.716	30,807.492
Core Plus Fixed Income Portfolio - 1.50% series contract	56.179	0.000	0.000	56.179
Core Plus Fixed Income Portfolio - 1.65% series contract	10,694.220	2,826.199	4,778.394	8,742.025
Core Plus Fixed Income Portfolio - 1.70% series contract	1,005.147	432.083	767.372	669.858
Core Plus Fixed Income Portfolio - 1.80% series contract	1,191.365	0.000	0.000	1,191.365
U.S. Mid Cap Value Portfolio - 1.40% series contract	21,983.706	107,921.022	14,557.903	115,346.825
U.S. Mid Cap Value Portfolio - 1.50% series contract	19.127	0.000	0.000	19.127
U.S. Mid Cap Value Portfolio - 1.65% series contract	7,780.954	8,477.213	2,327.145	13,931.022
U.S. Mid Cap Value Portfolio - 1.70% series contract	2,160.685	290.372	953.662	1,497.395
U.S. Mid Cap Value Portfolio - 1.80% series contract	431.569	690.152	690.150	431.571
U.S. Mid Cap Value Portfolio - 1.90% series contract	165.782	0.000	165.782	0.000
U.S. Real Estate Portfolio - 1.40% series contract	155,657.553	164,491.427	32,302.981	287,845.999
U.S. Real Estate Portfolio - 1.65% series contract	18,747.212	11,800.945	5,039.078	25,509.079
U.S. Real Estate Portfolio - 1.70% series contract	4,102.660	1,010.118	1,275.504	3,837.274
U.S. Real Estate Portfolio - 1.80% series contract	122.973	198.850	0.000	321.823
Value Portfolio - 1.40% series contract	66,896.688	102,210.264	10,493.918	158,613.034
Value Portfolio - 1.50% series contract	21.309	0.000	0.000	21.309
Value Portfolio - 1.65% series contract	18,539.211	21,467.764	3,030.873	36,976.102
Value Portfolio - 1.70% series contract	1,648.369	215.663	71.511	1,792.521
Value Portfolio - 1.80% series contract	1,112.450	1,071.687	198.424	1,985.713
Wells Fargo Advantage Variable Trust:
Discovery Fund II - 1.40% series contract	9,401.634	2,675.028	12,076.662	0.000
Discovery Fund II - 1.65% series contract	4,317.487	100.165	4,417.652	0.000
Discovery Fund II - 1.70% series contract	744.671	68.533	813.204	0.000
Discovery Fund II - 1.80% series contract	79.670	0.000	79.670	0.000
Opportunity Fund II - 1.40% series contract	49,772.048	7,077.123	56,849.171	0.000
Opportunity Fund II - 1.65% series contract	8,565.656	826.559	9,392.215	0.000
Opportunity Fund II - 1.70% series contract	1,043.955	222.474	1,266.429	0.000
Opportunity Fund II - 1.80% series contract	574.175	139.869	714.044	0.000

16

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2005	Purchased	Redeemed	12/31/2005
AIM Variable Investment Funds, Inc.:
Capital Development Fund — Series II - 1.40% series contract	7,531.439	4,631.051	2,418.168	9,744.322
Capital Development Fund — Series II - 1.50% series contract	43.745	1.465	45.210	0.000
Capital Development Fund — Series II - 1.65% series contract	2,478.483	942.873	0.000	3,421.356
Capital Development Fund — Series II - 1.70% series contract	1,315.962	0.000	1,315.962	0.000
Capital Development Fund — Series II - 1.80% series contract	65.474	22.733	88.207	0.000
Core Equity Fund - 1.40% series contract	13,141.484	4,943.569	2,638.217	15,446.836
Core Equity Fund - 1.65% series contract	1,807.495	2,583.591	108.105	4,282.981
Core Equity Fund - 1.70% series contract	444.074	3.468	215.731	231.811
Core Equity Fund - 1.80% series contract	2,553.288	158.123	2,344.648	366.763
Financial Services Fund - 1.40% series contract	7,185.229	4,648.034	2,158.930	9,674.333
Financial Services Fund - 1.65% series contract	1,132.734	938.218	119.483	1,951.469
Financial Services Fund - 1.70% series contract	751.456	0.589	622.987	129.058
Government Securities Fund — Series II - 1.40% series contract	13,498.822	36,818.292	31,221.005	19,096.109
Government Securities Fund — Series II - 1.65% series contract	1,993.882	1,243.059	43.848	3,193.093
Government Securities Fund — Series II - 1.70% series contract	1,029.452	890.985	42.400	1,878.037
Government Securities Fund — Series II - 1.80% series contract	0.000	3,414.589	2,404.162	1,010.427
Global Health Care Fund - 1.40% series contract	18,980.246	14,532.144	3,500.267	30,012.123
Global Health Care Fund - 1.65% series contract	1,933.827	1,726.402	537.536	3,122.693
Global Health Care Fund - 1.70% series contract	3,318.892	430.627	2,303.953	1,445.566
Global Health Care Fund - 1.80% series contract	60.719	0.000	0.000	60.719
Mid Cap Core Equity Fund — Series II - 1.40% series contract	9,428.947	4,082.274	726.899	12,784.322
Mid Cap Core Equity Fund — Series II - 1.50% series contract	0.000	21.382	0.000	21.382
Mid Cap Core Equity Fund — Series II - 1.65% series contract	1,507.535	834.987	64.286	2,278.236
Mid Cap Core Equity Fund — Series II - 1.70% series contract	159.512	50.017	0.000	209.529
Small Cap Equity Fund — Series II - 1.40% series contract	9.860	828.480	237.652	600.688
Small Cap Equity Fund — Series II - 1.65% series contract	0.000	176.308	44.077	132.231
Small Cap Growth Fund - 1.40% series contract	11,320.303	12,850.055	6,199.699	17,970.659
Small Cap Growth Fund - 1.65% series contract	3,798.680	404.381	143.861	4,059.200
Small Cap Growth Fund - 1.70% series contract	768.150	167.286	0.237	935.199
Small Cap Growth Fund - 1.80% series contract	383.943	1,700.864	1,956.752	128.055
Utilities Fund — Series II - 1.40% series contract	3,448.464	11,247.034	1,818.925	12,876.573
Utilities Fund — Series II - 1.65% series contract	2,006.527	2,076.740	809.689	3,273.578
Utilities Fund — Series II - 1.70% series contract	1,178.139	126.871	1,066.545	238.465
American Century Investments:
Large Company Value — Class II - 1.40% series contract	9.860	3,660.192	325.241	3,344.811
Large Company Value — Class II - 1.50% series contract	0.000	29.661	0.000	29.661
Large Company Value — Class II - 1.65% series contract	0.000	1,361.910	229.063	1,132.847
Mid Cap Value — Class II - 1.40% series contract	11.390	6,934.785	442.392	6,503.783
Mid Cap Value — Class II - 1.65% series contract	759.795	4,556.025	18.001	5,297.819
Ultra — Class II - 1.40% series contract	9.850	2,497.048	0.000	2,506.898
Ultra — Class II - 1.65% series contract	769.523	2,479.751	0.000	3,249.274
Vista — Class I - 1.40% series contract	0.000	2,649.650	664.306	1,985.344
Vista — Class I - 1.65% series contract	0.000	2,801.207	0.000	2,801.207
The Dreyfus Variable Investment Fund:
Appreciation Portfolio — Service Shares - 1.40% series contract	27,280.049	6,806.522	4,216.583	29,869.988
Appreciation Portfolio — Service Shares - 1.50% series contract	97.504	3.470	49.131	51.843
Appreciation Portfolio — Service Shares - 1.65% series contract	5,568.564	7,287.068	659.856	12,195.776
Appreciation Portfolio — Service Shares - 1.70% series contract	5,662.663	423.689	4,197.686	1,888.666
Appreciation Portfolio — Service Shares - 1.80% series contract	1,654.344	251.801	1,186.546	719.599
Appreciation Portfolio — Service Shares - 1.90% series contract	0.000	94.103	94.103	0.000
Money Market Portfolio - 1.40% series contract	214,563.135	232,796.799	331,032.264	116,327.670
Money Market Portfolio - 1.65% series contract	8,614.595	100,718.728	70,517.954	38,815.369
Money Market Portfolio - 1.70% series contract	18,326.872	8,918.734	6,960.630	20,284.976
Money Market Portfolio - 1.80% series contract	3,275.845	16,763.810	20,039.634	0.021
Technology Growth Portfolio - 1.40% series contract	0.000	1,743.425	1,245.962	497.463
Dreyfus Funds:
Socially Responsible Growth Fund, Inc. — Service Shares - 1.40% series contract	7,235.683	9,500.913	1,079.113	15,657.483
Socially Responsible Growth Fund, Inc. — Service Shares - 1.65% series contract	2,371.868	0.000	303.602	2,068.266
Socially Responsible Growth Fund, Inc. — Service Shares - 1.70% series contract	3,558.807	1,077.502	89.141	4,547.168
Stock Index Fund — Service Shares - 1.40% series contract	400,650.452	187,904.192	54,418.129	534,136.515
Stock Index Fund — Service Shares - 1.65% series contract	35,032.754	28,854.036	13,035.297	50,851.493
Stock Index Fund — Service Shares - 1.70% series contract	5,444.191	1,060.288	3,630.249	2,874.230
Stock Index Fund — Service Shares - 1.80% series contract	1,701.167	115.914	1,473.133	343.948

17

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2005	Purchased	Redeemed	12/31/2005
Janus Aspen Series – Service Shares:
Mid Cap Growth Portfolio – Service Shares – 1.40% series contract	5,249.290	4,443.206	958.645	8,733.851
Mid Cap Growth Portfolio – Service Shares – 1.65% series contract	509.632	532.165	14.027	1,027.770
Mid Cap Growth Portfolio – Service Shares – 1.70% series contract	113.639	515.663	45.945	583.357
Mid Cap Growth Portfolio – Service Shares – 1.80% series contract	32.981	417.827	0.000	450.808
Balanced Portfolio – Service Shares – 1.40% series contract	71,391.016	45,492.055	14,295.473	102,587.598
Balanced Portfolio – Service Shares – 1.65% series contract	41,765.259	22,768.570	15,966.571	48,567.258
Balanced Portfolio – Service Shares – 1.70% series contract	5,803.740	999.919	895.199	5,908.460
Balanced Portfolio – Service Shares – 1.80% series contract	3,637.148	276.691	3,199.147	714.692
Balanced Portfolio – Service Shares – 1.90% series contract	623.619	0.000	623.619	0.000
Growth Portfolio – Service Shares – 1.40% series contract	10,812.813	15,139.751	7,126.512	18,826.052
Growth Portfolio – Service Shares – 1.50% series contract	93.119	3.259	96.378	0.000
Growth Portfolio – Service Shares – 1.65% series contract	4,052.962	5,101.904	447.999	8,706.867
Growth Portfolio – Service Shares – 1.70% series contract	5,503.379	102.408	5,124.819	480.968
International Growth Portfolio –Service Shares – 1.40% service contract	0.940	4,742.898	700.923	4,042.915
International Growth Portfolio –Service Shares – 1.65% service contract	0.000	14,451.041	10,008.318	4,442.723
International Growth Portfolio –Service Shares – 1.70% service contract	0.000	596.877	13.681	583.196
International Growth Portfolio –Service Shares – 1.80% service contract	0.000	402.609	0.000	402.609
Risk-Managed Core Portfolio – Service Shares – 1.40% service contract	9.910	4,680.856	53.394	4,637.372
Worldwide Growth Portfolio – Service Shares – 1.40% series contract	8,359.595	3,942.498	1,816.654	10,485.439
Worldwide Growth Portfolio – Service Shares – 1.65% series contract	7,101.524	84.931	5,198.747	1,987.708
Worldwide Growth Portfolio – Service Shares – 1.70% series contract	1,333.949	131.119	840.736	624.332
Neuberger Berman Advisors Management Trust:
AMT Fasciano Portfolio – Class S – 1.40% series contract	6,767.693	5,687.307	772.617	11,682.383
AMT Fasciano Portfolio – Class S – 1.65% series contract	632.528	181.407	181.407	632.528
AMT Fasciano Portfolio – Class S – 1.70% series contract	997.363	387.974	194.245	1,191.092
AMT Fasciano Portfolio – Class S – 1.80% series contract	67.166	7.690	74.856	0.000
AMT Guardian Portfolio – Class S – 1.40% series contract	7,813.723	9,704.589	1,240.856	16,277.456
AMT Guardian Portfolio – Class S – 1.65% series contract	2,147.237	440.620	167.851	2,420.006
AMT Guardian Portfolio – Class S – 1.70% series contract	301.653	167.203	0.000	468.856
AMT Guardian Portfolio – Class S – 1.80% series contract	0.000	341.686	0.000	341.686
Oppenheimer Variable Account Funds:
Capital Appreciation – VA Service Class – 1.40% series contract	16,353.615	20,506.435	9,275.876	27,584.174
Capital Appreciation – VA Service Class – 1.50% series contract	0.000	46.824	0.000	46.824
Capital Appreciation – VA Service Class – 1.65% series contract	8,338.446	5,442.483	190.529	13,590.400
Capital Appreciation – VA Service Class – 1.70% series contract	881.690	177.278	52.515	1,006.453
Capital Appreciation – VA Service Class – 1.80% series contract	430.725	1,247.904	446.042	1,232.587
Capital Appreciation – VA Service Class – 1.90% series contract	0.000	197.524	0.000	197.524
Global Securities – VA Service Class – 1.40% series contract	12,682.808	12,767.815	2,389.875	23,060.748
Global Securities – VA Service Class – 1.50% series contract	40.571	1.354	4.236	37.689
Global Securities – VA Service Class – 1.65% series contract	5,085.174	9,317.741	289.029	14,113.886
Global Securities – VA Service Class – 1.70% series contract	819.990	391.046	98.095	1,112.941
Global Securities – VA Service Class – 1.80% series contract	1,162.767	435.854	627.709	970.912
Global Securities – VA Service Class – 1.90% series contract	0.000	166.455	0.000	166.455
Main Street Fund – VA Service Class – 1.40% service contract	190.441	18,032.613	3,134.849	15,088.205
Main Street Fund – VA Service Class – 1.50% service contract	0.000	59.107	0.000	59.107
Main Street Fund – VA Service Class – 1.65% service contract	1,247.178	18,230.087	11,598.194	7,879.071
Main Street Fund – VA Service Class – 1.70% service contract	0.000	49.887	0.000	49.887
Main Street Fund – VA Service Class – 1.80% service contract	0.000	1,388.442	0.000	1,388.442
Main Street Fund – VA Service Class – 1.90% service contract	0.000	247.726	0.000	247.726
Main Street Small Cap – VA Service Class – 1.40% series contract	17,182.645	16,823.797	3,697.163	30,309.279
Main Street Small Cap – VA Service Class – 1.50% series contract	0.000	37.351	0.000	37.351
Main Street Small Cap – VA Service Class – 1.65% series contract	9,658.659	3,628.084	401.446	12,885.297
Main Street Small Cap – VA Service Class – 1.70% series contract	2,127.455	591.136	237.776	2,480.815
Main Street Small Cap – VA Service Class – 1.80% series contract	1,852.324	1,346.950	0.000	3,199.274
Main Street Small Cap – VA Service Class – 1.90% series contract	0.000	159.452	0.000	159.452
Balanced Fund – VA Service Class – 1.40% series contract	9,737.840	14,738.097	2,032.959	22,442.978
Balanced Fund – VA Service Class – 1.50% series contract	86.278	3.018	89.296	0.000
Balanced Fund – VA Service Class – 1.65% series contract	16,454.602	18,678.206	2,440.799	32,692.009
Balanced Fund – VA Service Class – 1.70% series contract	744.297	240.872	35.843	949.326
Balanced Fund – VA Service Class – 1.80% series contract	0.000	1,546.079	0.000	1,546.079

18

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(6) CHANGES IN UNITS OUTSTANDING — Continued

	Units			Units
	Outstanding	Units	Units	Outstanding
	1/1/2005	Purchased	Redeemed	12/31/2005
Old Mutual Insurance Series Fund, Inc.:
Large Cap Growth Portfolio - 1.40% series contract	6,168.429	3,566.040	2,470.455	7,264.014
Large Cap Growth Portfolio - 1.65% series contract	1,433.969	0.000	0.262	1,433.707
Large Cap Growth Portfolio - 1.70% series contract	3,170.906	603.632	2,058.069	1,716.469
Large Cap Growth Portfolio - 1.80% series contract	59.461	0.000	0.000	59.461
Mid Cap Value Portfolio - 1.40% series contract	49,875.872	13,873.548	6,133.322	57,616.098
Mid Cap Value Portfolio - 1.65% series contract	15,232.224	2,341.468	547.583	17,026.109
Mid Cap Value Portfolio - 1.70% series contract	1,117.201	274.256	551.038	840.419
Mid Cap Value Portfolio - 1.80% series contract	95.984	41.289	69.720	67.553
Select Value Portfolio - 1.40% series contract	16,792.745	4,242.390	11,872.661	9,162.474
Select Value Portfolio - 1.65% series contract	6,341.041	0.000	0.000	6,341.041
Select Value Portfolio - 1.70% series contract	2,653.564	309.911	1,484.473	1,479.002
Technology & Communications Portfolio - 1.40% series contract	9,895.303	3,562.329	3,400.596	10,057.036
Technology & Communications Portfolio - 1.65% series contract	1,359.079	171.482	142.494	1,388.067
Technology & Communications Portfolio - 1.70% series contract	140.419	87.404	0.000	227.823
Technology & Communications Portfolio - 1.80% series contract	304.205	0.000	304.205	0.000
PIMCO Variable Insurance Trust:
High Yield Portfolio — Administrative Class - 1.40% series contract	30,938.324	14,788.550	3,515.933	42,210.941
High Yield Portfolio — Administrative Class - 1.65% series contract	21,071.313	7,697.211	8,698.717	20,069.807
High Yield Portfolio — Administrative Class - 1.70% series contract	3,413.870	765.135	309.576	3,869.429
Real Return Portfolio — Administrative Class - 1.40% series contract	212,435.756	143,678.676	29,479.313	326,635.119
Real Return Portfolio — Administrative Class - 1.50% series contract	885.654	50.289	0.000	935.943
Real Return Portfolio — Administrative Class - 1.65% series contract	47,186.289	17,166.272	7,437.424	56,915.137
Real Return Portfolio — Administrative Class - 1.70% series contract	3,153.008	841.800	223.883	3,770.925
Real Return Portfolio — Administrative Class - 1.80% series contract	3,987.673	765.189	967.186	3,785.676
Total Return Portfolio — Administrative Class - 1.40% series contract	49,236.730	26,691.788	9,004.891	66,923.627
Total Return Portfolio — Administrative Class - 1.50% series contract	0.000	55.007	0.000	55.007
Total Return Portfolio — Administrative Class - 1.65% series contract	33,118.854	15,656.014	3,154.828	45,620.040
Total Return Portfolio — Administrative Class - 1.70% series contract	2,872.010	602.280	227.682	3,246.608
Total Return Portfolio — Administrative Class - 1.80% series contract	318.967	1,892.273	227.959	1,983.281
Rydex Variable Trust:
Sector Rotation Fund - 1.40% series contract	8,231.520	5,685.961	540.691	13,376.790
Sector Rotation Fund - 1.65% series contract	1,519.644	816.192	177.471	2,158.365
Sector Rotation Fund - 1.70% series contract	2,046.685	908.350	399.398	2,555.637
Sector Rotation Fund - 1.80% series contract	0.000	156.306	0.000	156.306
Strong Funds:
Mid Cap Growth Fund II Portfolio - 1.40% series contract	9,650.571	1,521.735	11,172.306	0.000
Mid Cap Growth Fund II Portfolio - 1.65% series contract	3,032.955	25.347	3,058.302	0.000
Mid Cap Growth Fund II Portfolio - 1.70% series contract	5,316.045	43.990	5,360.035	0.000
Mid Cap Growth Fund II Portfolio - 1.80% series contract	57.822	0.000	57.822	0.000
Opportunity Fund II Portfolio - 1.40% series contract	30,542.274	3,490.850	34,033.124	0.000
Opportunity Fund II Portfolio - 1.65% series contract	5,276.302	149.464	5,425.766	0.000
Opportunity Fund II Portfolio - 1.70% series contract	550.215	68.332	618.547	0.000
Opportunity Fund II Portfolio - 1.80% series contract	1,402.322	27.670	1,429.992	0.000
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio - 1.40% series contract	20,630.284	12,926.271	5,184.099	28,372.456
Core Plus Fixed Income Portfolio - 1.50% series contract	0.000	56.179	0.000	56.179
Core Plus Fixed Income Portfolio - 1.65% series contract	5,301.822	5,786.027	393.629	10,694.220
Core Plus Fixed Income Portfolio - 1.70% series contract	935.724	494.573	425.150	1,005.147
Core Plus Fixed Income Portfolio - 1.80% series contract	0.000	1,191.365	0.000	1,191.365
Core Plus Fixed Income Portfolio - 1.95% series contract	343.232	0.000	343.232	0.000
Mid Cap Value Portfolio - 1.40% series contract	15,429.105	11,790.397	5,235.796	21,983.706
Mid Cap Value Portfolio - 1.50% series contract	0.000	19.127	0.000	19.127
Mid Cap Value Portfolio - 1.65% series contract	2,855.043	5,726.961	801.050	7,780.954
Mid Cap Value Portfolio - 1.70% series contract	2,028.630	256.955	124.900	2,160.685
Mid Cap Value Portfolio - 1.80% series contract	129.564	444.471	142.466	431.569
Mid Cap Value Portfolio - 1.90% series contract	0.000	165.782	0.000	165.782
U.S. Real Estate Portfolio - 1.40% series contract	72,839.701	102,335.720	19,517.868	155,657.553
U.S. Real Estate Portfolio - 1.65% series contract	12,918.365	13,852.089	8,023.242	18,747.212
U.S. Real Estate Portfolio - 1.70% series contract	4,205.965	1,072.798	1,176.103	4,102.660
U.S. Real Estate Portfolio - 1.80% series contract	187.448	37.559	102.034	122.973
Value Portfolio - 1.40% series contract	9,891.910	61,021.552	4,016.774	66,896.688
Value Portfolio - 1.50% series contract	40.745	1.406	20.842	21.309
Value Portfolio - 1.65% series contract	9,759.388	8,930.904	151.081	18,539.211
Value Portfolio - 1.70% series contract	1,702.469	376.443	430.543	1,648.369
Value Portfolio - 1.80% series contract	0.000	1,396.968	284.518	1,112.450
Value Portfolio - 1.90% series contract	0.000	76.005	76.005	0.000
Wells Fargo Advantage Variable Trust:
Discovery Fund II - 1.40% series contract	0.000	14,974.146	5,572.512	9,401.634
Discovery Fund II - 1.65% series contract	0.000	4,317.733	0.246	4,317.487
Discovery Fund II - 1.70% series contract	0.000	6,678.231	5,933.560	744.671
Discovery Fund II - 1.80% series contract	0.000	79.670	0.000	79.670
Opportunity Fund II - 1.40% series contract	0.000	55,731.890	5,959.842	49,772.048
Opportunity Fund II - 1.65% series contract	0.000	8,568.242	2.586	8,565.656
Opportunity Fund II - 1.70% series contract	0.000	1,044.304	0.349	1,043.955
Opportunity Fund II - 1.80% series contract	0.000	2,202.141	1,627.966	574.175

19

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2006				Year Ended December 31, 2006
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Investment Funds, Inc. — Series I Shares:
Core Equity Fund (*)	30	$10.783238	$10.812798	$329	1.06%	1.40%	1.80%	7.83%	8.13%
Financial Services Fund	19	15.421877	15.628052	299	1.90%	1.40%	1.70%	14.47%	14.82%
Global Health Care Fund	91	13.586178	13.829114	1,257	0.00%	1.40%	1.80%	3.35%	3.76%
Small Cap Growth Fund	17	16.699685	16.998228	288	0.00%	1.40%	1.80%	12.08%	12.53%
AIM Variable Investment Funds, Inc. — Series II Shares:
Capital Development Fund	63	17.091462	17.397009	1,097	0.00%	1.40%	1.80%	14.17%	14.63%
Government Securities Fund	31	10.437538	10.577119	323	4.07%	1.40%	1.70%	1.53%	1.84%
Mid Cap Core Equity Fund	22	15.866901	16.079023	354	0.83%	1.40%	1.70%	9.10%	9.43%
Small Cap Equity Fund	5	12.445631	12.511427	67	0.00%	1.40%	1.65%	15.19%	15.48%
Utilities Fund	94	16.567229	16.747843	1,568	5.35%	1.40%	1.80%	23.00%	23.50%
American Century Variable Portfolios — Class I:
Vista Fund	38	11.818046	11.918299	451	0.00%	1.40%	1.80%	7.05%	7.48%
American Century Variable Portfolios — Class II:
Large Company Value Fund	30	12.675321	12.742340	382	0.01%	1.40%	1.65%	17.81%	18.11%
Mid Cap Value Fund	17	13.384899	13.455651	227	0.57%	1.40%	1.65%	18.25%	18.55%
Ultra Fund	6	9.887850	9.940157	56	0.00%	1.40%	1.65%	-4.98%	-4.74%
Dreyfus Variable Investment Fund — Initial Shares:
Money Market Portfolio	197	1.015829	1.028959	202	6.29%	1.40%	1.70%	2.80%	3.07%
Dreyfus Variable Investment Fund — Service Shares:
Appreciation Portfolio	51	13.537833	13.779847	699	1.30%	1.40%	1.80%	14.12%	14.58%
Dreyfus Investment Porfolio — Initial Shares:
Technology Growth Portfolio	17	10.616963	10.684409	183	0.00%	1.40%	1.70%	2.54%	2.85%
Dreyfus Funds — Service Shares:
Socially Responsible Growth Fund, Inc.	33	13.143017	13.318763	442	0.00%	1.40%	1.70%	7.11%	7.44%
Stock Index Fund, Inc.	640	15.233256	15.505594	9,909	1.34%	1.40%	1.80%	13.14%	13.60%
Janus Aspen Series — Service Shares:
Mid Cap Growth Portfolio	15	18.567217	18.899114	286	0.00%	1.40%	1.80%	11.27%	11.72%
Balanced Portfolio	165	13.451049	13.691550	2,248	1.96%	1.40%	1.80%	8.43%	8.87%
Large Cap Growth Portfolio	37	14.031747	14.219388	524	0.30%	1.40%	1.70%	9.25%	9.58%
International Growth Portfolio	48	19.473934	19.638980	939	2.10%	1.40%	1.80%	44.00%	44.58%
INTECH Risk-Managed Core Portfolio	6	12.252057	12.252057	79	0.13%	1.40%	1.40%	9.22%	9.22%
Worldwide Growth Portfolio	14	13.993415	14.180534	195	1.58%	1.40%	1.70%	15.94%	16.29%
Neuberger Berman Advisors Management Trust — Class S:
Fasciano Portfolio	15	13.956819	14.143428	217	0.00%	1.40%	1.70%	3.47%	3.78%
Guardian Portfolio	40	16.311990	16.603619	671	0.79%	1.40%	1.80%	10.99%	11.44%
Oppenheimer Variable Account Funds — Service Shares:
Capital Appreciation Fund	43	14.355500	14.612162	624	0.20%	1.40%	1.80%	5.75%	6.18%
Global Securities Fund	60	19.834686	20.189203	1,213	0.72%	1.40%	1.80%	15.26%	15.73%
Main Street Fund	41	12.106004	12.208666	494	0.87%	1.40%	1.80%	12.70%	13.16%
Main Street Small Cap Fund	67	19.126318	19.468156	1,292	0.02%	1.40%	1.80%	12.60%	13.06%
Balanced Fund	69	14.868562	15.134385	1,035	1.78%	1.40%	1.80%	8.87%	9.31%
Old Mutual Insurance Series Fund, Inc.:
Large Cap Growth Portfolio	11	13.684514	13.929183	146	0.00%	1.40%	1.80%	3.65%	4.07%
Mid Cap Value Portfolio	77	17.248755	17.557107	1,354	0.27%	1.40%	1.80%	9.20%	9.64%
Select Value Portfolio	19	13.976206	14.163035	268	1.52%	1.40%	1.70%	23.61%	23.98%
PIMCO Variable Insurance Trust — Administrative Class:
High Yield Portfolio	72	15.533337	15.811034	1,129	6.58%	1.40%	1.80%	7.15%	7.58%
Real Return Portfolio	340	12.096736	12.313079	4,181	4.04%	1.40%	1.80%	-1.09%	-0.69%
Total Return Portfolio	122	11.402411	11.606305	1,407	4.37%	1.40%	1.80%	1.99%	2.40%
Rydex Variable Trust:
Sector Rotation Fund	32	15.388692	15.594396	503	0.00%	1.40%	1.70%	9.50%	9.83%
Van Kampen — The Universal Institutional Funds, Inc. — Class I:
Core Plus Fixed Income Portfolio	41	11.288643	11.490517	475	4.51%	1.40%	1.80%	1.87%	2.28%
U.S. Mid Cap Value Portfolio	131	19.642628	19.993732	2,620	0.37%	1.40%	1.80%	18.53%	19.01%
U.S. Real Estate Portfolio	318	26.748592	27.226536	8,636	1.12%	1.40%	1.80%	35.57%	36.12%
Value Portfolio	199	17.111139	17.416985	3,465	1.68%	1.40%	1.80%	14.79%	15.26%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

(*) Period from April 28, 2006 (commencement of operations) to December 31, 2006.

20

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2005				Year Ended December 31, 2005
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Investment Funds, Inc.:
Capital Development Fund — Series II	13	$15.04725	$15.17636	$199	0.00%	1.40%	1.65%	7.47%	7.74%
Core Equity Fund	20	12.00392	12.16912	247	0.46%	1.40%	1.80%	1.50%	1.91%
Financial Services Fund	12	13.47258	13.61132	160	1.46%	1.40%	1.70%	4.11%	4.43%
Government Securities Fund — Series II	25	10.24532	10.38636	261	3.46%	1.40%	1.80%	-0.41%	-0.01%
Global Health Care Fund	35	13.14643	13.32738	461	0.00%	1.40%	1.80%	6.21%	6.64%
Mid Cap Core Equity Fund — Series II	15	14.54341	14.69318	224	0.33%	1.40%	1.70%	5.45%	5.77%
Small Cap Equity Fund — Series II	1	10.80429	10.83397	8	0.00%	1.40%	1.65%	6.19%	6.46%
Small Cap Growth Fund	23	14.90000	15.10504	348	0.00%	1.40%	1.80%	3.30%	3.72%
Utilities Fund — Series II	16	13.49185	13.56071	222	3.06%	1.40%	1.70%	14.58%	14.92%
American Century Investments:
Large Company Value — Class II	5	10.75907	10.78865	49	3.82%	1.40%	1.65%	3.85%	4.12%
Mid Cap Value — Class II	12	11.31933	11.35042	134	1.22%	1.40%	1.65%	7.51%	7.78%
Ultra — Class II	6	10.40590	10.43449	60	0.00%	1.40%	1.65%	0.30%	0.55%
Vista — Class I	5	11.05799	11.08836	53	0.00%	1.40%	1.65%	6.36%	6.63%
The Dreyfus Variable Investment Fund:
Appreciation Portfolio — Service Shares	45	11.86261	12.02588	536	0.00%	1.40%	1.80%	2.25%	2.66%
Money Market Portfolio	175	0.98462	0.99835	175	2.88%	1.40%	1.80%	0.82%	1.22%
Technology Growth	0	10.38805	10.38805	5	0.00%	1.40%	1.40%	2.34%	2.34%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc. — Service Shares	22	12.27048	12.39687	275	0.00%	1.40%	1.70%	1.60%	1.91%
Stock Index Fund — Service Shares	588	13.46421	13.64952	8,022	1.43%	1.40%	1.80%	2.56%	2.98%
Janus Aspen Series — Service Shares:
Mid Cap Growth Portfolio — Service Shares	11	16.68643	16.91603	182	0.00%	1.40%	1.80%	10.02%	10.46%
Balanced Portfolio — Service Shares	158	12.40490	12.57566	1,978	2.20%	1.40%	1.80%	5.73%	6.16%
Growth Portfolio — Service Shares	28	12.84382	12.97612	362	0.13%	1.40%	1.70%	2.25%	2.56%
International Growth Portfolio — Service Shares	9	13.52370	13.58322	128	1.28%	1.40%	1.80%	29.57%	30.10%
Risk-Managed Core Portfolio — Service Shares	5	11.21756	11.21756	52	11.06%	1.40%	1.40%	9.36%	9.36%
Worldwide Growth Portfolio — Service Shares	13	12.06976	12.19410	159	1.03%	1.40%	1.70%	3.78%	4.09%
Neuberger Berman Advisors Management Trust:
AMT Fasciano Portfolio — Class S	14	13.48916	13.62805	184	0.00%	1.40%	1.70%	1.15%	1.46%
AMT Guardian Portfolio — Class S	20	14.69689	14.89917	290	0.00%	1.40%	1.80%	6.21%	6.64%
Oppenheimer Variable Account Funds:
Capital Appreciation — VA Service Class	44	13.52875	13.76189	599	0.63%	1.40%	1.90%	2.88%	3.40%
Global Securities — VA Service Class	39	17.15011	17.44560	686	0.60%	1.40%	1.90%	11.90%	12.47%
Main Street Fund — VA Service Class	25	10.73011	10.78925	266	0.29%	1.40%	1.90%	3.74%	4.26%
Main Street Small Cap — VA Service Class	49	16.92795	17.21955	842	0.00%	1.40%	1.90%	7.64%	8.18%
Balanced Fund — VA Service Class	58	13.65749	13.84547	794	1.34%	1.40%	1.80%	1.81%	2.22%
Old Mutual Insurance Series Fund, Inc.:
Large Cap Growth Portfolio	10	13.20315	13.38486	140	0.00%	1.40%	1.80%	2.68%	3.10%
Mid Cap Value Portfolio	76	15.79611	16.01348	1,207	0.00%	1.40%	1.80%	3.81%	4.24%
Select Value Portfolio	17	11.30704	11.42348	193	2.33%	1.40%	1.70%	2.74%	3.05%
Technology & Communications Portfolio	12	14.15340	14.29913	167	0.00%	1.40%	1.70%	8.05%	8.38%
PIMCO Variable Insurance Trust:
High Yield Portfolio — Administrative Class	66	14.54697	14.69680	969	6.23%	1.40%	1.70%	2.36%	2.67%
Real Return Portfolio — Administrative Class	392	12.23036	12.39874	4,854	2.77%	1.40%	1.80%	0.27%	0.67%
Total Return Portfolio — Administrative Class	118	11.18032	11.33423	1,330	3.22%	1.40%	1.80%	0.61%	1.02%
Rydex Variable Trust:
Sector Rotation Fund	18	14.00591	14.19861	258	0.00%	1.40%	1.80%	11.67%	12.12%
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	41	11.08156	11.23413	463	3.75%	1.40%	1.80%	2.34%	2.76%
Mid Cap Value Portfolio	33	16.51500	16.79957	545	0.30%	1.40%	1.90%	10.18%	10.74%
U.S. Real Estate Portfolio	179	19.73048	20.00194	3,569	1.20%	1.40%	1.80%	14.95%	15.42%
Value Portfolio	88	14.90613	15.11124	1,330	1.24%	1.40%	1.80%	2.69%	3.10%
Wells Fargo Advantage Variable Trust:
Discovery Fund II (*)	15	11.32076	11.35442	165	0.00%	1.40%	1.80%	13.21%	13.54%
Opportunity Fund II (*)	60	10.86887	10.90119	653	0.00%	1.40%	1.80%	8.69%	9.01%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.

(*) Period from April 8, 2005 (commencement of operations) to December 31, 2005.

21

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2004				Year Ended December 31, 2004
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds.:
Capital Development Fund — Series II	11	$13.951134	$14.085962	$161	0.00%	1.40%	1.80%	13.20%	13.66%
Core Equity Fund	18	11.826666	11.940962	214	1.00%	1.40%	1.80%	2.37%	2.78%
Financial Services Fund	9	12.940442	13.034092	118	1.00%	1.40%	1.70%	6.83%	7.16%
Government Securities Fund — Series II	17	10.312695	10.387340	171	3.86%	1.40%	1.70%	0.53%	0.84%
Health Sciences Fund	24	12.378062	12.497716	303	0.00%	1.40%	1.80%	5.64%	6.07%
Mid Cap Core Equity Fund — Series II	11	13.791869	13.891676	154	3.03%	1.40%	1.70%	11.64%	11.98%
Small Cap Equity Fund — Series II (*)	0	10.176734	10.176734	0	0.00%	1.40%	1.40%	1.77%	1.77%
Small Cap Growth Fund	16	14.423512	14.562890	236	0.00%	1.40%	1.80%	11.85%	12.30%
Utilities Fund — Series II (**)	7	11.775494	11.799746	78	0.00%	1.40%	1.70%	17.75%	18.00%
American Century Investments:
Large Company Value — Class II (*)	0	10.362008		0	1.96%	1.40%	1.40%	3.62%	3.62%
Mid Cap Value — Class II (*)	1	10.528682	10.530944	8	0.00%	1.40%	1.65%	5.29%	5.31%
Ultra — Class II (*)	1	10.375090	10.377323	8	0.00%	1.40%	1.65%	3.75%	3.77%
The Dreyfus Variable Investment Fund:
Appreciation Portfolio — Service Shares	40	11.601742	11.713889	471	1.68%	1.40%	1.80%	2.92%	3.33%
Money Market Portfolio	245	0.976603	0.986328	241	0.97%	1.40%	1.80%	-1.03%	-0.62%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc — Service Shares	13	12.077187	12.164604	160	0.21%	1.40%	1.70%	4.14%	4.46%
Stock Index Fund — Service Shares	443	13.128249	13.255133	5,866	1.75%	1.40%	1.80%	8.37%	8.81%
Janus Aspen Series:
Mid Cap Growth Portfolio — Service Shares	6	15.167133	15.313707	90	0.00%	1.40%	1.80%	18.31%	18.79%
Balanced Portfolio — Service Shares	123	11.704706	11.846272	1,456	2.57%	1.40%	1.90%	6.24%	6.78%
Growth Portfolio — Service Shares	20	12.561213	12.652132	258	0.00%	1.40%	1.70%	2.44%	2.75%
International Growth Portfolio — Service Shares (*)	0	10.440624	10.440624	0	0.00%	1.40%	1.40%	4.41%	4.41%
Risk-Managed Core Portfolio — Service Shares (*)	0	10.257083	10.257083	0	1.96%	1.40%	1.40%	2.57%	2.57%
Worldwide Growth Portfolio — Service Shares	10	11.630396	11.714601	196	1.19%	1.40%	1.70%	2.76%	3.07%
Neuberger Berman Advisors Management Trust:
AMT Fasciano Portfolio — Class S	8	13.303370	13.431931	114	0.00%	1.40%	1.80%	9.87%	10.31%
AMT Guardian Portfolio — Class S	10	13.871223	13.971622	143	0.00%	1.40%	1.70%	13.59%	13.93%
Oppenheimer Variable Account Funds:
Capital Appreciation — VA Service Class	26	13.182196	13.309588	345	0.10%	1.40%	1.80%	4.70%	5.13%
Global Securities — VA Service Class	20	15.363167	15.511618	306	0.63%	1.40%	1.80%	16.75%	17.22%
Main Street Fund — VA Service Class (*)	1	10.345742	10.347969	15	0.00%	1.40%	1.65%	3.46%	3.48%
Main Street Small Cap — VA Service Class	31	15.764794	15.917104	489	0.00%	1.40%	1.80%	17.04%	17.52%
Balanced Fund — VA Service Class	27	13.446792	13.544122	365	0.67%	1.40%	1.70%	7.93%	8.26%
PBHG Insurance Series Fund, Inc.:
Large Cap Growth Portfolio	11	12.858569	12.982856	140	0.00%	1.40%	1.80%	6.99%	7.42%
Mid Cap Value Portfolio	66	15.215643	15.362687	1,017	0.00%	1.40%	1.80%	16.72%	17.19%
Select Value Portfolio	26	11.005821	11.085470	285	1.62%	1.40%	1.70%	1.11%	1.42%
Technology & Communications Portfolio	12	13.067227	13.193505	154	0.00%	1.40%	1.80%	4.51%	4.93%
PIMCO Variable Insurance Trust:
High Yield Portfolio — Administrative Class	55	14.211622	14.314467	791	4.71%	1.40%	1.70%	7.71%	8.03%
Real Return Portfolio — Administrative Class	268	12.197832	12.315751	3,292	5.10%	1.40%	1.80%	6.98%	7.41%
Total Return Portfolio — Administrative Class	86	11.112118	11.219548	957	2.24%	1.40%	1.80%	3.01%	3.43%
Rydex Variable Trust:
Sector Rotation Fund	12	12.572438	12.663409	149	0.00%	1.40%	1.70%	8.84%	9.17%
Strong Funds:
Mid Cap Growth Fund II	18	14.491288	14.631350	263	0.00%	1.40%	1.80%	17.02%	17.49%
Opportunity Fund II — Advisor Series	38	15.023785	15.168952	572	0.00%	1.40%	1.80%	15.96%	16.43%
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	27	10.788939	10.932545	297	3.88%	1.40%	1.95%	2.34%	2.91%
Mid Cap Value Portfolio	20	15.024944	15.170153	310	0.02%	1.40%	1.80%	12.54%	12.99%
U.S. Real Estate Portfolio	90	17.164194	17.330026	1,560	1.43%	1.40%	1.80%	33.95%	34.49%
Value Portfolio	21	14.551085	14.656386	313	1.23%	1.40%	1.70%	15.84%	16.19%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Notes:	Year ended unless otherwise noted.

(*) Period from December 1, 2004 (commencement of operations) to December 31, 2004.

(**) Period from April 29, 2004 (commencement of operations) to December 31, 2004.

22

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2003				Year Ended December 31, 2003
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds.:
Capital Development Fund — Series II	6	$12.324241	$12.393289	$70	0.00%	1.40%	1.80%	32.66%	33.18%
Global Utilities Fund — Series II	2	11.624296	11.673106	25	5.89%	1.40%	1.70%	16.95%	17.29%
Government Securities Fund — Series II	12	10.258173	10.301240	121	4.32%	1.40%	1.70%	-0.76%	-0.47%
Mid Cap Core Equity Fund — Series II	5	12.353394	12.405251	65	0.00%	1.40%	1.70%	24.93%	25.30%
The Dreyfus Variable Investment Fund:
Appreciation Portfolio — Service Shares	25	11.272972	11.336144	288	1.88%	1.40%	1.80%	18.69%	19.16%
Money Market Portfolio	218	0.988237	0.992455	216	0.41%	1.40%	1.70%	-1.18%	-0.75%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc — Service Shares	6	11.596726	11.645424	66	0.01%	1.40%	1.70%	23.65%	24.02%
Stock Index Fund — Service Shares	211	12.113878	12.181740	2,574	0.83%	1.40%	1.80%	25.79%	26.29%
Invesco Variable Investment Funds, Inc.:
Core Equity Fund	12	11.552766	11.617485	141	1.63%	1.40%	1.80%	20.43%	20.90%
Financial Services Fund	4	12.112585	12.163423	50	0.78%	1.40%	1.70%	27.42%	27.79%
Health Sciences Fund	12	11.717303	11.782958	137	0.00%	1.40%	1.80%	25.52%	26.02%
Small Cap Growth Fund	4	12.895197	12.967422	58	0.00%	1.40%	1.80%	31.07%	31.59%
Janus Aspen Series:
Mid Cap Growth Portfolio — Service Shares	3	12.819478	12.891285	43	0.00%	1.40%	1.80%	32.38%	32.91%
Balanced Portfolio — Service Shares	73	11.032249	11.094077	807	2.26%	1.40%	1.80%	11.71%	12.15%
Growth Portfolio — Service Shares	9	12.262520	12.313993	105	0.00%	1.40%	1.70%	29.30%	29.68%
Worldwide Growth Portfolio — Service Shares	7	11.318524	11.366047	79	0.64%	1.40%	1.70%	21.61%	21.97%
Neuberger Berman Advisors Management Trust:
AMT Fasciano Portfolio — Class S	4	12.108263	12.176094	49	0.00%	1.40%	1.80%	22.85%	23.34%
AMT Guardian Portfolio — Class S	2	12.211656	12.262935	21	0.18%	1.40%	1.70%	29.20%	29.58%
Oppenheimer Variable Account Funds:
Capital Appreciation — VA Service Class	6	12.590131	12.660665	74	0.07%	1.40%	1.80%	28.38%	28.88%
Global Securities — VA Service Class	7	13.159405	13.233117	91	0.40%	1.40%	1.80%	40.34%	40.89%
Main Street Small Cap — VA Service Class	7	13.469298	13.544731	98	0.00%	1.40%	1.80%	41.69%	42.25%
Multiple Strategies — VA Service Class	10	12.441081	12.510784	123	1.85%	1.40%	1.80%	22.48%	22.97%
PBHG Insurance Series Fund, Inc.:
Large Cap Growth Portfolio	8	12.018235	12.085570	94	0.00%	1.40%	1.80%	28.87%	29.38%
Mid Cap Value Portfolio	17	13.035682	13.108710	227	0.00%	1.40%	1.80%	31.94%	32.46%
Select Value Portfolio	12	10.884989	10.930693	127	3.59%	1.40%	1.70%	16.32%	16.66%
Technology & Communications Portfolio	6	12.520491	12.573045	71	0.00%	1.40%	1.70%	42.91%	43.33%
PIMCO Variable Insurance Trust:
High Yield Portfolio — Administrative Class	12	13.176372	13.250170	158	5.27%	1.40%	1.80%	20.74%	21.21%
Real Return Portfolio — Administrative Class	149	11.402022	11.465923	1,711	1.15%	1.40%	1.80%	6.93%	7.35%
Total Return Portfolio — Administrative Class	94	10.787514	10.847977	1,014	3.44%	1.40%	1.80%	3.19%	3.59%
Rydex Variable Trust:
Sector Rotation Fund	5	11.551541	11.600015	52	0.00%	1.40%	1.70%	27.73%	28.11%
Strong Funds:
Mid Cap Growth Fund II	11	12.383778	12.453181	142	0.00%	1.40%	1.80%	31.84%	32.36%
Opportunity Fund II — Advisor Series	19	12.955643	13.028210	246	0.02%	1.40%	1.80%	34.27%	34.79%
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	22	10.542228	10.623449	230	0.83%	1.40%	1.95%	2.64%	3.19%
Mid Cap Value Portfolio	13	13.351272	13.426070	177	0.00%	1.40%	1.80%	39.01%	39.56%
U.S. Real Estate Portfolio	30	12.813989	12.885769	392	0.00%	1.40%	1.80%	35.08%	35.61%
Value Portfolio	6	12.543954	12.614221	77	0.00%	1.40%	1.80%	31.71%	32.23%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

23

ANNUITY INVESTORS VARIABLE ACCOUNT C
NOTES TO FINANCIAL STATEMENTS — CONTINUED
(7) UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2002				Period Ended December 31, 2002
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range
AIM Variable Insurance Funds:
Capital Development Fund — Series II	0	9.290160	9.305544	0	0.00%	1.40%	1.80%	-7.10%	-6.94%
Global Utilities Fund — Series II	0	9.939688	9.952005	2	0.47%	1.40%	1.70%	-0.60%	-0.48%
Government Securities Fund — Series II	0	10.336750	10.349547	2	1.28%	1.40%	1.70%	3.37%	3.50%
Mid Cap Core Equity Fund — Series II	1	9.889956	9.900183	9	0.00%	1.40%	1.65%	-1.10%	-1.00%
The Dreyfus Variable Investment Fund:
Appreciation Portfolio — Service Shares	3	9.497587	9.513308	30	2.02%	1.40%	1.80%	-5.02%	-4.87%
Money Market Portfolio	1	0.998339	0.999409	1	65.16%	1.40%	1.65%	-0.17%	-0.06%
Dreyfus Funds:
Socially Responsible Growth Fund, Inc — Service Shares	1	9.378476	9.390119	8	0.03%	1.40%	1.70%	-6.22%	-6.10%
Stock Index Fund — Service Shares	5	9.630084	9.646019	50	0.78%	1.40%	1.80%	-3.70%	-3.54%
Invesco Variable Investment Funds, Inc.:
Core Equity Fund	3	9.592912	9.608784	29	3.44%	1.40%	1.80%	-4.07%	-3.91%
Financial Services Fund	1	9.506201	9.517996	7	1.30%	1.40%	1.70%	-4.94%	-4.82%
Health Sciences Fund	1	9.338586	9.350166	9	0.00%	1.40%	1.70%	-6.61%	-6.50%
Small Cap Growth Fund	0	9.838031	9.854309	4	0.00%	1.40%	1.80%	-1.62%	-1.46%
Janus Aspen Series:
Mid Cap Growth Portfolio — Service Shares	0	9.683594	9.699616	1	0.00%	1.40%	1.80%	-3.16%	-3.00%
Balanced Portfolio — Service Shares	9	9.875553	9.891881	89	1.85%	1.40%	1.80%	-1.24%	-1.08%
Growth Portfolio — Service Shares	1	9.484036	9.495808	11	0.00%	1.40%	1.70%	-5.16%	-5.04%
Worldwide Growth Portfolio — Service Shares	2	9.306871	9.318424	16	0.70%	1.40%	1.70%	-6.93%	-6.82%
Neuberger Berman Advisors Management Trust:
AMT Fasciano Portfolio — Class S	0	9.861928	9.872126	4	0.00%	1.40%	1.65%	-1.38%	-1.28%
AMT Guardian Portfolio — Class S	0	9.451995	9.463727	1	0.00%	1.40%	1.70%	-5.48%	-5.36%
Oppenheimer Variable Account Funds:
Capital Appreciation — VA Service Class	0	9.813083	9.823242	2	0.00%	1.40%	1.65%	-1.87%	-1.77%
Global Securities — VA Service Class	2	9.376866	9.392389	23	0.00%	1.40%	1.80%	-6.23%	-6.08%
Main Street Small Cap — VA Service Class	0	9.505867	9.521600	4	0.00%	1.40%	1.80%	-4.94%	-4.78%
Multiple Strategies — VA Service Class	3	10.157364	10.174161	29	0.00%	1.40%	1.80%	1.57%	1.74%
PBHG Insurance Series Fund, Inc.:
Large Cap Growth Portfolio	0	9.331418	9.341083	2	0.00%	1.40%	1.65%	-6.69%	-6.59%
Mid Cap Value Portfolio	3	9.880086	9.896435	32	0.00%	1.40%	1.80%	-1.20%	-1.04%
Select Value Portfolio	2	9.360017	9.369709	17	0.01%	1.40%	1.65%	-6.40%	-6.30%
Technology & Communications Portfolio	1	8.761164	8.772056	6	0.00%	1.40%	1.70%	-12.39%	-12.28%
PIMCO Variable Insurance Trust:
High Yield Portfolio — Administrative Class	0	10.919931	10.931205	3	3.09%	1.40%	1.65%	9.20%	9.31%
Real Return Portfolio — Administrative Class	7	10.663077	10.680681	79	1.79%	1.40%	1.80%	6.63%	6.81%
Total Return Portfolio — Administrative Class	11	10.454317	10.471579	113	1.78%	1.40%	1.80%	4.54%	4.72%
Rydex Variable Trust:
Sector Rotation Fund	0	9.043759	9.054980	2	0.00%	1.40%	1.70%	-9.56%	-9.45%
Strong Funds:
Mid Cap Growth Fund II	2	9.396683	9.408353	20	0.00%	1.40%	1.70%	-6.03%	-5.92%
Opportunity Fund II — Advisor Series	3	9.649272	9.665240	33	0.80%	1.40%	1.80%	-3.51%	-3.35%
The Van Kampen Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	7	10.271421	10.294722	75	4.12%	1.40%	1.95%	2.71%	2.95%
Mid Cap Value Portfolio	4	9.610544	9.620494	39	0.00%	1.40%	1.65%	-3.89%	-3.80%
U.S. Real Estate Portfolio	3	9.486069	9.501755	26	3.99%	1.40%	1.80%	-5.14%	-4.98%
Value Portfolio	0	9.529623	9.539484	1	2.02%	1.40%	1.65%	-4.70%	-4.61%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts which commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts which commenced during the priod indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period.

Note: Period for August 1, 2002 (commencement of operations) to December 31, 2002.

24

Annuity Investors Life Insurance Company
Financial Statements
Years ended December 31, 2006, 2005 and 2004
with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS LIFE INSURANCE COMPANY
Financial Statements
Years ended December 31, 2006, 2005 and 2004

Report of Independent Registered Public Accounting Firm

Board of Directors
Annuity Investors Life Insurance Company
We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company (the Company), an indirect, wholly-owned subsidiary of Great American Financial Resources, Inc., as of December 31, 2006 and 2005, and the related statements of income, changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles.
As discussed in Note B to the financial statements, in connection with implementing a new accounting standard, the Company changed its methods of accounting for certain non-traditional long duration insurance contracts and separate accounts in 2004.

/s/ Ernst & Young LLP
Cincinnati, Ohio
April 25, 2007

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY
BALANCE SHEETS
(Dollars in thousands)

	December 31
	2006	2005
ASSETS
Invested assets:
Fixed maturities — at fair value (amortized cost — $769,506 and $698,633)	$766,459	$702,318
Equity securities — at fair value (cost — $9,496 and $0)	9,627	—
Policy loans	28,785	20,263
Cash and short-term investments	80,316	12,046

Total investments	885,187	734,627

Accrued investment income	10,538	8,939
Unamortized insurance acquisition costs, net	132,873	110,285
Receivables from affiliates	—	425
Other assets	6,366	3,956
Variable annuity assets (separate accounts)	700,496	643,506

Total assets	$1,735,460	$1,501,738

LIABILITIES
Annuity benefits accumulated	$873,286	$739,176
Current and deferred federal income taxes	22,627	4,207
Accounts payable, accrued expenses, and other liabilities	22,454	3,587
Variable annuity liabilities (separate accounts)	700,496	643,506

Total liabilities	1,618,863	1,390,476

STOCKHOLDER’S EQUITY
Common stock, par value — $125 per share:
- 25,000 shares authorized
- 20,000 shares issued and outstanding	2,500	2,500
Capital surplus	100,550	100,550
Retained earnings	14,515	7,013
Accumulated other comprehensive income, net	(968)	1,199

Total stockholder’s equity	116,597	111,262

Total liabilities and stockholder’s equity	$1,735,460	$1,501,738

See accompanying notes to financial statements.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY
INCOME STATEMENTS
(In thousands)

	Year Ended December 31
	2006	2005	2004
Revenues:
Net investment income	$45,067	$38,975	$33,998
Realized (losses) gains on investments	(1,068)	(472)	855
Annuity policy charges	14,175	13,612	12,976
Other income	1,376	1,252	1,051

Total revenues	59,550	53,367	48,880

Costs and expenses:
Annuity benefits	26,803	23,328	22,347
Insurance acquisition expenses, net	13,708	13,331	13,408
Other expenses	8,746	8,249	8,673

Total costs and expenses	49,257	44,908	44,428

Income before provision for income taxes	10,293	8,459	4,452
Provision for income taxes	(2,791)	(2,962)	(1,558)

Net income before cumulative effect of accounting change	7,502	5,497	2,894

Cumulative effect of accounting change, net of tax	—	—	356

Net income	$7,502	$5,497	$3,250

See accompanying notes to financial statements.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN STOCKHOLDER’S EQUITY
(In thousands)

	Year Ended December 31
	2006	2005	2004
Common Stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Capital Surplus:
Balance at beginning and end of year	$100,550	$100,550	$100,550

Retained Earnings (Deficit):
Balance at beginning of year	$7,013	$1,516	$(1,734)
Net income	7,502	5,497	3,250

Balance at end of year	$14,515	$7,013	$1,516

Accumulated other comprehensive income, net:
Balance at beginning of year	$1,199	$3,330	$3,737
Change during year	(2,167)	(2,131)	(407)

Balance at end of year	$(968)	$1,199	$3,330

Comprehensive Income:
Net income	$7,502	$5,497	$3,250
Other comprehensive income — decrease in net unrealized gains on marketable securities, net	(2,167)	(2,131)	(407)

Comprehensive income	$5,335	$3,366	$2,843

See accompanying notes to financial statements.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
(In thousands)

	Year Ended December 31
	2006	2005	2004
Cash flows from operating activities:
Net income	$7,502	$5,497	$3,250
Adjustments:
Cumulative effect of accounting change, net of tax	—	—	(356)
Benefits to annuity policyholders	26,803	23,328	22,346
Amortization of insurance acquisition costs	11,790	11,424	11,394
Depreciation and amortization	(470)	385	624
Realized losses (gains) on investments, net	1,068	472	(855)
Increase in insurance acquisition costs	(26,750)	(21,197)	(19,424)
Increase in accrued investment income	(1,599)	(756)	(1,148)
Increase in payable to affiliates, net	24,741	2,773	688
Increase (decrease) in other liabilities	5,833	(307)	1,429
Increase in other assets	(1,136)	(1,020)	(192)
Other, net	(106)	(119)	(745)

Net cash provided by operating activities	47,676	20,480	17,011

Cash flows from investing activities:
Purchases of investments in:
Fixed maturities	(196,365)	(199,366)	(255,293)
Equity securities	(9,496)	—	—
Maturities and redemptions of fixed maturity investments	34,215	26,193	34,714
Sales of:
Fixed maturity investments	96,940	93,798	170,846
Increase in policy loans	(8,522)	(5,688)	(4,250)

Net cash used in investing activities	(83,228)	(85,063)	(53,983)

Cash flows from financing activities:
Annuity receipts, net of separate account activity	277,237	208,267	131,395
Annuity surrenders, benefits, and withdrawals, net of separate account activity	(199,179)	(167,635)	(74,817)
Net transfers from variable annuity assets	25,764	11,367	1,436

Net cash provided by financing activities	103,822	51,999	58,014

Net increase (decrease) in cash and short-term investments	68,270	(12,584)	21,042
Beginning cash and short-term investments	12,046	24,630	3,588

Ending cash and short-term investments	$80,316	$12,046	$24,630

See accompanying notes to financial statements.

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2006
A. DESCRIPTION OF THE COMPANY
Annuity Investors Life Insurance Company (“AILIC” or the “Company”), a stock life insurance company domiciled in the state of Ohio, is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a publicly traded, financial services holding company of which American Financial Group, Inc. (“AFG”) owned 81% as of December 31, 2006.
AILIC’s products are variable and fixed annuities. The products are marketed to educational institutions, hospitals, and other qualified and non-qualified markets, and marketed through independent agents, payroll deduction plans and financial institutions.
B. SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION
The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior years to conform to the current year’s presentation.
INVESTMENTS
All fixed maturity securities and equity securities are considered “available for sale” and reported at fair value with unrealized gains and losses reported as a separate component of stockholder’s equity. Short-term investments are carried at cost; policy loans are carried at the aggregate unpaid balance. Premiums and discounts on mortgage-backed securities are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations. The most significant determinants of prepayments are the differences between interest rates of the underlying mortgages and current mortgage loan rates and the structure of the security. Other factors affecting prepayments include the size, type and age of underlying mortgages, the geographic location of the mortgaged properties and the creditworthiness of the borrowers. Variations from anticipated prepayments will affect the life and yield of these securities.
Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other than temporary, a provision for impairment is charged to earnings, included in realized (losses) gains, and the cost basis of that investment is reduced.
Derivatives included in AILIC’s balance sheet are recorded at fair value and consist primarily of, (i) the equity-based component of certain indexed-annuity products, (included in annuity benefits accumulated), and (ii) related call options (included in other assets) designed to be consistent with the characteristics of the liabilities and used to mitigate the risk embedded in those indexed-annuity products. Changes in the fair value of derivatives are included in current earnings.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2006
INSURANCE ACQUISITION COSTS AND EXPENSES
Unamortized insurance acquisition costs consist of deferred policy acquisition costs (“DPAC”). Insurance acquisition expenses in the income statements reflect primarily the amortization of DPAC. In addition, certain commission costs are expensed as paid and included in insurance acquisition expenses. All other uncapitalized acquisition costs such as marketing expenses are included in “Other Expenses.”
DPAC (principally commissions, advertising, underwriting, policy issuance and sales expenses that vary with and are primarily related to the production of new business) are deferred to the extent that such costs are deemed recoverable. Following the adoption of Statement of Position (“SOP”) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Insurance Contracts and for Separate Accounts, (“SOP 03-1”) DPAC also includes capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses.
DPAC related to annuity products is deferred to the extent deemed recoverable and is amortized, with interest, in relation to the present value of expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margin (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other variable annuity policy charges, less death and annuitization benefits in excess of account balances and estimated future policy administration expenses.
To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains. DPAC related to annuities is also adjusted, net of tax, for the change in amortization that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in “Unrealized gains on marketable securities, net” in the stockholder’s equity section of the Balance Sheet.
ANNUITY BENEFITS ACCUMULATED
Annuity receipts and benefit payments are recorded as increases or decreases in “annuity benefits accumulated” rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for surrender charges are credited to annuity policy charges. Reserves for single-tier fixed annuities are generally recorded at the stated annuitization value. Reserves for indexed annuities are recorded at a value reflecting the fixed guarantees in the product plus the fair value of the equity participation in the contract.
The Company adopted SOP 03-1 effective January 1, 2004 and it was reported as a cumulative effect of a change in accounting principle in the 2004 results of operations.
Following the adoption of SOP 03-1, reserves for two-tier annuities (annuities with different stated account values depending on whether a policyholder annuitizes, dies or surrenders) are recorded at the lower-tier value plus additional reserves for excess benefits expected to be paid on future deaths and annuitizations (“EDAR”) that require payment of the upper-tier value. The liability for EDAR is accrued for and modified using assumptions consistent with those used in determining DPAC and DPAC amortization, except that accruals are in relation to the present value of total expected assessments. Total expected assessments consist principally of estimated future investment margin, surrender, mortality, and variable annuity policy charges. Prior to the adoption of SOP 03-1, reserves for two-tier annuities were generally recorded at the lower-tier value plus EDAR.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2006
VARIABLE ANNUITY ASSETS AND LIABILITIES (SEPARATE ACCOUNTS)
Separate accounts related to variable annuities represent the fair value of deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.
AILIC’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions. Prior to the adoption of SOP 03-1, death benefits in excess of the variable annuity account balances were expensed when paid.
INCOME TAXES
Until December 31, 2005, tax payments and the recoupment (in the event of future losses) of tax paid pursuant to the tax allocation agreement are computed on a separate company basis as determined in accordance with generally accepted accounting principles based upon the rules provided by the Internal Revenue Code of 1986 as amended.
A new tax allocation agreement was entered into effective December 31, 2005. Pursuant to the new agreement, the Company’s tax expense will be determined based upon its inclusion in the consolidated tax return of AFG and its includable subsidiaries. Estimated payments are to be made quarterly during the year. Following year-end, additional settlements will be made on the original due date of the return and, when extended, at the time the return is filed. The method of allocation among the companies under the new agreement is based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.
Deferred income tax assets and liabilities are determined based on differences between financial reporting and tax basis and are measured using enacted tax rates. The Company recognizes deferred tax assets if it is more likely than not that a benefit will be realized.
BENEFIT PLANS
Prior to July 1, 2006, GAFRI maintained a defined contribution plan that combined a retirement plan and 401(k) plan. Effective that date, the Company’s plan was merged with a similar plan sponsored by AFG. As a result, Company employees who meet the eligibility requirements participate in that plan. At the discretion of the GAFRI Board of Directors, GAFRI makes all contributions to the retirement fund portion of the Plan and matches a percentage of employee contributions to the savings fund. Employees are permitted to direct the investment of all contributions to independently managed investment securities as well as funds comprised of GAFRI and AFG securities. Company contributions are expensed in the year for which they are declared.
GAFRI and certain of its subsidiaries provide certain benefits to eligible retirees. The projected future cost of providing these benefits is expensed over the period the employees earn such benefits.

8

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2006
STATEMENTS OF CASH FLOWS
For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include annuity receipts, benefits and withdrawals and obtaining resources from owners and providing them with a return on their investments. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.
FAIR VALUES OF FINANCIAL INSTRUMENTS
The following table shows the carrying values and estimated fair value of the Company’s financial instruments at December 31 (in thousands):

	2006		2005
	Carrying	Estimated	Carrying	Estimated
	Value	Fair Value	Value	Fair Value
Assets
Fixed maturity investments	$766,459	$766,459	$702,318	$702,318
Equity securities	9,627	9,627	0	0

Liabilities
Annuity benefits accumulated	$873,286	$820,474	$739,176	$702,930
Methods and assumptions used in estimating fair values are described below. These fair values represent point-in-time estimates of value that might not be particularly relevant in predicting AILIC’s future earnings or cash flows.
Investment Securities: When available, fair values are based on prices quoted in the most active market for each security. If quoted prices are not available, fair value is estimated based on present values, discounted cash flows, and fair value of comparable securities or similar methods.
Annuity Reserves: The fair value of the liability for annuities in the payout phase is assumed to be the present value of the anticipated cash flows, discounted at current interest rates. Fair value of annuities in the accumulation phase is assumed to be the policyholders’ cash surrender amount. The aggregate fair value of all reserve liabilities approximates their carrying value.
The carrying amounts reported in the accompanying balance sheets for cash, short-term investments and policy loans approximate their fair values.

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2006
C. INVESTMENTS
Fixed maturity investments at December 31 consisted of the following (in thousands):

	2006
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses

U.S. Government and government agencies and authorities	$36,654	$36,964	$675	$(365)
Public utilities	69,697	70,170	1,042	(569)
Mortgage-backed securities	256,060	251,926	583	(4,717)
All other corporate	407,095	407,399	4,411	(4,107)

	$769,506	$766,459	$6,711	$(9,758)

	2005
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses

U.S. Government and government agencies and authorities	$39,795	$40,818	$1,290	$(267)
Public utilities	60,544	62,244	1,828	(128)
Mortgage-backed securities	285,729	281,802	432	(4,359)
All other corporate	312,565	317,454	6,969	(2,080)

	$698,633	$702,318	$10,519	$(6,834)

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2006
C. INVESTMENTS (CONTINUED)
The following table shows gross unrealized losses on fixed maturities by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31 (in thousands):

	2006
	Twelve Months or Less		More Than Twelve Months
	Unrealized	Fair	Unrealized	Fair
	Loss	Value	Loss	Value

U.S. Government and government agencies and authorities	$63	$7,883	$302	$9,893
Public utilities	323	17,920	246	10,314
Mortgage-backed securities	476	55,708	4,241	156,282
All other corporate	1,219	108,661	2,888	98,049

Total fixed maturity investments	$2,081	$190,172	$7,677	$274,538

	2005
	Twelve Months or Less		More Than Twelve Months
	Unrealized	Fair	Unrealized	Fair
	Loss	Value	Loss	Value

U.S. Government and government agencies and authorities	$3	$1,417	$264	$8,587
Public utilities	34	4,930	94	5,556
Mortgage-backed securities	3,511	200,992	848	36,536
All other corporate	1,322	82,252	758	25,804

Total fixed maturity investments	$4,870	$289,591	$1,964	$76,483

At December 31, 2006, investment grade securities (as determined by nationally recognized rating agencies) represented approximately 98% of the total gross unrealized loss and fair value, respectively. Management believes that AILIC will recover its cost basis in the securities having unrealized losses at December 31, 2006. AILIC has the ability and intent to hold such securities until they fully recover to amortized cost or mature.
The table below sets forth the scheduled maturities of AILIC’s fixed maturity investments based on fair value as of December 31, 2006 (in thousands). Maturity data based on amortized cost is generally the same.

	Amortized	Fair	Fair
Maturity	Cost	Value	Value %
One year or less	$13,273	$13,254	1%
After one year through five years	110,084	112,343	15
After five years through ten years	320,775	319,477	42
After ten years	69,314	69,459	9

Subtotal	514,446	514,533	67

Mortgage-backed securities	256,060	251,926	33

Total bonds by maturity	$769,506	$766,459	100%

11

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2006
C. INVESTMENTS (CONTINUED)
The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.
Proceeds from sales of fixed maturity investments were $96.9 million in 2006, $93.8 million in 2005, and $170.8 million in 2004. Gross realized gains of $1.0 million, $1.4 million and $2.7 million, and gross realized losses of $2.1 million, $1.8 million and $1.4 million were realized on those sales during 2006, 2005 and 2004, respectively.
The Company reported realized losses of approximately $0.3 million, $0.1 million and $0.4 million in 2006, 2005 and 2004, respectively, as a result of the write down of impaired bonds.
At December 31, 2006, U.S. Treasury Notes with a carrying value of $7.2 million were on deposit as required by the insurance departments of various states.
Net investment income consisted of the following (in thousands):

	2006	2005	2004
Fixed maturities	$42,031	$37,993	$33,583
Short-term investments	1,991	571	313
Cash on hand and on deposit	4	1	5
Policy loans	1,630	1,124	783
Other	517	331	252

Gross investment income	46,173	40,020	34,936
Investment expenses	(1,106)	(1,045)	(938)

Net investment income	$45,067	$38,975	$33,998

AILIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management charges related to this subsidiary of $1.1 million in 2006, $1.0 million in 2005, and $0.9 million in 2004.

12

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2006
D. UNAMORTIZED INSURANCE ACQUISITION COSTS
Unamortized insurance acquisition costs consisted of the following at December 31 (in thousands):

	2006	2005
Deferred policy acquisition costs (“DPAC”)	$127,298	$111,060
Policyholder sales inducements	4,147	1,056
Unrealized DPAC adjustment	1,428	(1,831)

Unamortized insurance costs, net	$132,873	$110,285

The unrealized DPAC adjustment reflects the change in DPAC assuming the unrealized gains on securities had actually been realized (see Note B to the Financial Statements).
During 2006, 2005 and 2004, the Company capitalized $3.2 million, $0.6 million and $0.2 million relating to sales inducements offered to annuity policyholders and amortized $0.1 million in 2006, $0.0 million in 2005 and $0.0 million in 2004.
E. STOCKHOLDER’S EQUITY
Total statutory capital and surplus for the Company at December 31, 2006 and 2005, respectively, was $65.4 million and $43.1 million.
The maximum amount of dividends that can be paid to stockholders in 2006 by life insurance companies domiciled in the state of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31. Dividends in 2007 will require prior approval based on statutory earned surplus.
The change in net unrealized gains on marketable securities included the following for the year ended December 31 (in thousands):

	2006
	Pretax	Taxes	Net
Unrealized holding (losses) gains on securities arising during the period	$(4,401)	$1,538	$(2,863)
Realized losses (gains) on securities	1,068	(372)	696

Change in net unrealized (losses) gains on marketable securities	$(3,333)	$1,166	$(2,167)

	2005
	Pretax	Taxes	Net
Unrealized holding gains (losses) on securities arising during the period	$(3,750)	$1,312	$(2,438)
Realized losses (gains) on securities	472	(165)	307

Change in net unrealized gains (losses) on marketable securities	$(3,278)	$1,147	$(2,131)

	2004
	Pretax	Taxes	Net
Unrealized holding gains (losses) on securities arising during the period	$229	$(80)	$149
Realized losses (gains) on securities	(855)	299	(556)

Change in net unrealized gains (losses) on marketable securities	$(626)	$219	$(407)

13

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2006
F. FEDERAL INCOME TAXES
The Company’s 2006 effective tax rate of 27.1% differs from the federal statutory rate of 35% due to permanent items consisting mainly of a dividend received deduction of approximately $2.3 million.
The significant components of deferred tax assets and liabilities, excluding the effects of unrealized gains and losses on securities, included in the Balance Sheets in “Current and deferred federal income taxes”, were as follows (in thousands):

	December 31,
	2006	2005
Deferred tax assets:
Separate company tax loss carryforwards	$—	$19,614
Policyholder liabilities	21,935	17,141

Deferred tax liabilities:
Unamortized insurance acquisition costs	$(46,006)	$(39,241)
With the new tax allocation agreement effective December 31, 2005, the Company was reimbursed for prior year separate Company net operating and capital loss carryforwards in the amount of $20,843,266 during 2006. The company’s carryforwards had been used previously in the consolidated filing of American Financial Group, Inc.
G. ADDITIONAL INFORMATION
At December 31, 2006, the aggregate guaranteed minimum death benefit value (assuming every variable annuity policyholder died on those dates) exceeded the fair value of the underlying variable annuities by $59 million, compared to $83 million at December 31, 2005. This benefit is on all of AILIC’s variable annuity policies. Death benefits paid in excess of the variable annuity account balances were $0.4 million, $0.8 million and $1.3 million for 2006, 2005 and 2004, respectively. The weighted average age of these policyholders was 50 years old at December 31, 2006.
AILIC has an agreement with GAFRI, subject to the direction of the Finance Committee of AILIC, whereby GAFRI, along with services provided by American Money Management, Inc. (an affiliate), provides for management and accounting services related to the investment portfolio. In 2006, 2005 and 2004, AILIC paid $1.1 million, $1.0 million and $0.9 million, respectively, in investment management fees.
AILIC has an agreement with Great American Advisors, Inc. (“GAA”), a wholly owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2006, 2005 and 2004, AILIC paid $3.5 million, $3.4 million and $3.7 million, respectively, in commissions to GAA.
Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2006, 2005 and 2004, AILIC paid $13.8 million, $13.0 million and $10.0 million, respectively, for services to affiliates.

14

ANNUITY INVESTORS LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS (Continued)
DECEMBER 31, 2006
H. RECENT ACCOUNTING STANDARDS
The following accounting standards are to be implemented by AILIC in 2007.

Accounting
Standard	Subject of Standard (Year of Implementation)
SOP 05-1	Accounting for Modifications of Insurance Contracts (2007)
FIN 48	Accounting for Uncertainty in Income Taxes
SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts, provides guidance on accounting for deferred policy acquisition costs on certain internal replacements of insurance and investment contracts. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The SOP is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. The impact on AILIC’s financial statements of implementing this standard is not expected to be material. However, future implementation of any plan involving modification or exchanges of annuity and supplemental insurance contracts could result in the write-off of a portion of deferred policy acquisition costs.
FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (an interpretation of FASB Statement No. 109) (“FIN 48”) is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth criteria for recognition and measurement of tax positions taken or expected to be taken in a tax return. FIN 48 requires that companies recognize the impact of a tax position if that position is more likely than not of being sustained on audit, based on the technical merits of the position. FIN 48 also provides guidance on derecognition, classification, interest, penalties, accounting in interim periods and disclosure. Management is currently evaluating the impact of adopting this interpretation and anticipates that it will not have a significant impact on AILIC’s results of operations or financial condition.

15

PART C	Helmsman (03/07)
Other Information

Note:	This Part C contains information related to The Commodore Helmsman Variable Contract (File No. 333-88300), and Annuity Investors Variable Account C.
Item 24 Financial Statements and Exhibits
(a)	Financial Statements

All required Financial Statements are included in Part A or B of this Registration Statement.

(b)	Exhibits
(1)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company® authorizing establishment of Annuity Investors® Variable Account C. 6/

(2)	Not Applicable.

(3)	(a) Distribution Agreement between Annuity Investors Life Insurance Company® and Great American Advisors®, Inc. 6/

(b) Form of Selling Agreement between Annuity Investors Life Insurance Company®, Great American Advisors®, Inc. and another Broker-Dealer. 6/.

(4)	Individual and Group Contract Forms, Endorsements and Riders.

(a) Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 6/

(b) Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract. 6/

(c) Form of Guaranteed Minimum Income Benefit Endorsement to Non-Qualified Individual Contract. 6/

(d) Form of Guaranteed Minimum Income Benefit Endorsement to Qualified Individual Contract. 6/

(e) Form of Enhanced Death Benefit Rider to Individual Contract. 6/

(f) Form of Earnings Enhancement Benefit Rider to Individual Contract. 6/

(g) Form of Loan Endorsement to Individual Contract. 6/

(h) Form of Tax Sheltered Annuity Endorsement to Individual Contract. 6/

(i) Form of Qualified Pension Profit Sharing and Annuity Plan Endorsement to Individual Contract. 6/

(j) Form of Employer Plan Endorsement to Individual Contract. 6/

(k) Form of Individual Retirement Annuity Endorsement to Individual Contract. 6/

(l) Form of Texas Optional Retirement Program Endorsement to Individual Contract. 6/

(m) Form of Long-Term Care Waiver Rider to Individual Contract. 6/

(n) Form of SIMPLE IRA Endorsement to Individual Contract. 6/

(o) Form of Roth IRA Endorsement to Qualified Individual Contract. 6/

(p) Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract. 6/

(q) Form of Unisex Endorsement to Non-Qualified Individual Contract. 6/

(r)Form of Unisex Endorsement to Qualified Individual Contract. 6/

(s) Revised Form of Qualified Individual Flexible Premium Deferred Variable Annuity. 9/

(t)Revised Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity. 9/

(u) Form of Loan Restriction Endorsement to Individual Contract. 13/

(v) Form of Guaranteed Lifetime Withdrawal Benefit Rider. 16/

(w) Form of Guaranteed Minimum Withdrawal Benefit Rider. 16/

(5)	Applications.

(a)	Form of Application for Individual Flexible Premium Deferred Annuity Contract — Order Ticket used in lieu thereof .6/

(6)	(a) Articles of Incorporation of Annuity Investors Life Insurance Company®. 2/
(b)	Amendment to Articles of Incorporation adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996. 3/

(c)	Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996. 3/

(d)	Code of Regulations of Annuity Investors Life Insurance Company®. 5/

(7)	Not Applicable.

(8)	Other Material Contracts.
(a)	Service Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc. (n/k/a Great American Financial Resources, Inc.) 3/

(b)	Agreement between AAG Securities Inc. (n/k/a Great American Advisors®, Inc. and AAG Insurance Agency, Inc.)3/

(c)	Investment Services Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American Financial Resources, Inc.) 3/

(d)	Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance Company®, AIM Advisors, Inc., and AIM Variable Insurance Funds. 6/

(e)	Amendment effective July 1, 2002, to Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance Company®, AIM Advisors, Inc., and AIM Variable Insurance Funds. 6/

(f)	Administrative Services Agreement dated April 4, 2001, between Annuity Investors Life Insurance Company® and AIM Advisors, Inc. 6/

(g)	Agreement with Respect to Trademarks and Fund Names dated April 4, 2001, between Annuity Investors Life Insurance Company®, Great American Advisors, Inc., AIM Management Group, Inc. and AIM Variable Insurance Funds. 6/

(h)	Distribution Services Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and AIM Distributors. 6/

(i)	Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company® and Dreyfus Service Corporation. 6/

(j)	Amended and Restated Letter Agreement dated April 24th, 1997 by and among The Dreyfus Corporation and Annuity Investors Life Insurance Company®. 3/

(k)	Amendment dated July 1, 2002, to the Amended and Restated Letter Agreement dated April 24th, 1997 by and among The Dreyfus Corporation and Annuity Investors Life Insurance Company®. 6/

(l)	Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY® And DREYFUS LIFE AND

ANNUITY INDEX FUND, INC. (d/b/a DREYFUS STOCK INDEX FUND). 3/

(m)	Amendment dated July 1, 2002, to Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY® and DREYFUS LIFE AND ANNUITY INDEX FUND, INC. (d/b/a DREYFUS STOCK INDEX FUND). 6/

(n)	Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY® and THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. 3/

(o)	Amendment dated July 1, 2002, to Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY® and THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. 6/

(p)	Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY® and DREYFUS VARIABLE INVESTMENT FUND. 3/

(q)	Amendment dated July 1 2002, to Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY® and DREYFUS VARIABLE INVESTMENT FUND. 6/

(r)	Participation Agreement dated May 30, 1997, among Annuity Investors Life Insurance Company®, INVESCO Variable Investment Funds, Inc., and INVESCO Funds Group, Inc. 3/

(s)	Amendment effective May 1, 2001, to Participation Agreement dated May 30, 1997, among Annuity Investors Life Insurance Company®, INVESCO Variable Investment Funds, Inc., and INVESCO Funds Group, Inc. 6/

(t)	Amendment effective July 1, 2002, to Participation Agreement dated May 30, 1997, among Annuity Investors Life Insurance Company®, INVESCO Variable Investment Funds, Inc., and INVESCO Funds Group, Inc. 6/

(u)	Letter Agreement effective June 6, 1997, between Annuity Investors Life Insurance Company® and INVESCO Funds Group, Inc. 4/

(v)	Amendment dated July 1, 2002, to Letter Agreement effective June 6, 1997, between Annuity Investors Life Insurance Company® and INVESCO Funds Group, Inc. 6/

(w)	Fund Participation Agreement (Service Shares) dated March 1, 2001, between Janus Aspen Series and Annuity Investors Life Insurance Company®. 6/

(x)	Amendment dated July 1, 2002, to Fund Participation Agreement (Service Shares) dated March 1, 2001, between Janus Aspen Series and Annuity Investors Life Insurance Company®. 6/

(y)	Distribution and Shareholder Services Agreement (Service Shares) dated May 1, 2001, between Annuity Investors Life Insurance Company® and Janus Distributors, Inc. 6/

(z)	Fund Participation Agreement dated July 1, 2002, among NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST, NEUBERGER BERMAN MANAGEMENT INC., and ANNUITY INVESTORS LIFE INSURANCE COMPANY®. 6/

(aa)	Letter Agreement dated July 1, 2002, between Neuberger Berman Management Inc. and Annuity Investors Life Insurance Company®. 6/

(bb)	Participation Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. 6/

(cc)	Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company® and Oppenheimer Funds, Inc. 6/

(dd)	Fund Participation Agreement dated May 1, 1997, among the PBHG INSURANCE SERIES FUND, PILGRIM BAXTER & ASSOCIATES, LTD., and ANNUITY INVESTORS LIFE INSURANCE COMPANY®. 3/

(ee)	Amendment Number 1 dated as of May 1, 2001, to Fund Participation Agreement dated May 1, 1997, among the PBHG INSURANCE SERIES FUND, PILGRIM BAXTER & ASSOCIATES, LTD., and ANNUITY INVESTORS LIFE INSURANCE COMPANY®. 6/

(ff)	Amendment Number 2 dated as of July 1, 2001, to Fund Participation Agreement dated May 1, 1997, among the PBHG INSURANCE SERIES FUND, PILGRIM BAXTER & ASSOCIATES, LTD., and ANNUITY INVESTORS LIFE INSURANCE COMPANY®. 6/

(gg)	Letter Agreement dated July 1, 2002, between Pilgrim Baxter & Associates, Ltd., Great American Life Insurance Company of New York and Annuity Investors Life Insurance Company®. 6/

(hh)	Letter Agreement dated July 1, 2002, between Pilgrim Baxter & Associates, Ltd., Great American Life Insurance Company of New York and Annuity Investors Life Insurance Company®. 6/

(ii)	Services Agreement dated July 1, 2002, between Pacific Investment Management Company LLC and Annuity Investors Life Insurance Company®. 6/

(jj)	Services Agreement dated July 1, 2002, between PIMCO Variable Insurance Trust and Annuity Investors Life Insurance Company®. 6/

(kk)	Participation Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company®, RYDEX VARIABLE TRUST, and RYDEX DISTRIBUTORS, INC. 6/

(ll)	Investor Services Agreement dated July 1, 2002, between Rydex Distributors, Inc. and Annuity Investors Life Insurance Company®. 6/

(mm)	Letter of Agreement between Annuity Investors Life Insurance Company® and Wells Fargo Funds Distributor, LLC and in some cases Wells Fargo Funds Management, LLC on behalf of the Wells Fargo Fund Family. 11/

(nn)	Participation Agreement dated May 1, 1997 among Annuity Investors Life Insurance Company®, Morgan Stanley Universal Funds, Inc. (n/k/a The Universal Institutional Funds, Inc.), Morgan Stanley Asset Management Inc. (n/k/a Morgan Stanley Investment Management Inc.), and Miller Anderson & Sherrerd, LLP (n/k/a Morgan Stanley Investments LP). 3/

(oo)	Amendment dated July 1, 2002, to Participation Agreement dated May 1, 1997 among Annuity Investors Life Insurance Company®, Morgan Stanley Universal Funds, Inc. (n/k/a The Universal Institutional Funds, Inc.), Morgan Stanley Asset Management Inc. (n/k/a Morgan Stanley Investment Management Inc.), and Miller Anderson & Sherrerd, LLP (n/k/a Morgan Stanley Investments LP). 6/

(pp)	Letter Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company®, Morgan Stanley Investment Management Inc. and Morgan Stanley Investments LP. 6/

(qq)	Amendment to Fund Participation Agreement dated December 8, 2003 by and among PBHG Insurance Series Fund, Pilgrim Baxter & Associates, Ltd. and Annuity Investors Life Insurance Company®. 10/

(rr)	Amendment dated October 31, 2001 to Participation Agreement by and between Annuity Investors Life Insurance Company®, INVESCO Funds Group, Inc. and INVESCO Variable Investment Funds, Inc. 10/

(ss)	Amendment to Amended and Restated Fund Participation Agreement effective as of January 26, 2004 by and between Annuity Investors Life Insurance Company®, INVESCO Funds Group, Inc. and INVESCO Variable Investment Funds, Inc. 10/

(tt)	Amendment to Amended and Restated Fund Participation Agreement effective as of December 29, 2003 between Merrill Lynch Variable Series Funds, Inc. and Annuity Investors Life Insurance Company®. 10/

(uu)	Amendment dated April 30, 2004 to Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc., Annuity Investors Life Insurance Company®, and Great American Advisors®, and Great American Advisors®, Inc. 13/

(vv)	Amendment dated December 1, 2004 to Participation Agreement by and between Annuity Investors Life Insurance Company®, PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC. 13/

(ww)	Shareholder Services Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company® and American Century Investment Services, Inc. 13/

(xx)	Second Amendment dated December 1, 2004 to Agreement by and between the Dreyfus Corporation and Annuity Investors Life Insurance Company.® 13/

(yy)	Participation Agreement between Annuity Investors Life Insurance Company® and the Oppenheimer Variable Account Funds. 11/

(zz)	Participation Agreement among Wells Fargo Variable Trust, Wells Fargo Funds Distributor, LLC, and Annuity Investors Life Insurance Company dated December 21, 2005. 14/

(aaa)	Amendment effective as of May 1, 2005 among Annuity Investors Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors, LLC to Participation Agreement. 14/

(bbb)	Amendment to Fund Participation Agreement as of December 1, 2005 between Janus Aspen Series and Annuity Investors Life Insurance Company.15/
(9)	Opinion and Consent of Counsel. 6/

(10)	Consent of Independent Registered Public Accounting Firm. 17/

(11)	Not Applicable.

(12)	Not Applicable.

(99)	Powers of Attorney. 17/

1/  Filed with and incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, on May 15, 2002.
2/  Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on December 23, 1996.

3/  Incorporated by reference to Pre-Effective Amendment No. 1, filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on June 3, 1997.
4/  Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 29, 1998.
5/  Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955, 1940 Act File No. 811-08017, on November 17, 1998.
6/  Filed with and incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, on July 25, 2002.
7/  Filed with and incorporated by reference to Pre-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, on February 28, 2003.
8/  Incorporated by reference to Post Effective Amendment No. 12 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 30, 2003.
9/  Filed with and incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, on February 27, 2004.
10/ Filed with and incorporated by reference to Post-Effective Amendment No. 4 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, on April 30, 2004.
11/ Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-65409, 1940 Act File No. 811-07299, on or about April 27, 2005.
12/ Filed with and incorporated by reference to Post-Effective Amendment No. 6 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, on or about April 29, 2005.
13/ Filed with and incorporated by reference to Post-Effective Amendment No. 7 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, on or about May 3, 2005.
14/ Incorporated by reference to Post-Effective Amendment No. 18 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 16, 2007.

15/ Incorporated by reference to Post-Effective Amendment No. 18 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on April 16, 2007.
16/ Incorporated by reference to Post-Effective Amendment No. 19 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, on March 2, 2007.
17/Filed herewith.

Item 25. Directors and Officers of Annuity Investors Life Insurance Company®

	Principal
	Business
Name	Address	Positions and Offices With the Company

Stephen Craig Lindner	(1)	Director
Christopher P. Miliano	(1)	Director
Mark Francis Muething	(1)	Director and Executive Vice President & Secretary
Michael J. Prager	(1)	Director
Charles R. Scheper	(1)	Director and President & Chief Executive Officer
Richard L. Magoteaux	(1)	Executive Vice President, Chief Financial Officer-Operations & Treasurer
John P. Gruber	(1)	Senior Vice President, General Counsel & Chief Compliance Officer
Mathew Dutkiewicz	(1)	Senior Vice President
Adrienne Kessling	(1)	Senior Vice President-Operations
Catherine A. Crume	(1)	Vice President
James L. Henderson	(1)	Vice President
Dale Herr	(1)	Vice President
John O’Shaughnessy	(1)	Vice President & Actuary
Richard Crago	(1)	Assistant Vice President & Appointed Actuary
Robert D. Davis	(1)	Assistant Vice President
William T. Gaynor, Jr.	(1)	Assistant Vice President & Assistant General Counsel
D. Quentin Reynolds	(1)	Assistant Vice President
Rebecca J. Schriml	(1)	Assistant Vice President
Brian Sponaugle	(1)	Assistant Vice President
William C. Ellis	(1)	Assistant Treasurer
Thomas E. Mischell	(1)	Assistant Treasurer

(1)	250 East Fifth St., Cincinnati OH 45202

Item 26. Persons Controlled by or Under Common Control with the Depositor and Registrant.
The Depositor, Annuity Investors Life Insurance Company® is a wholly-owned subsidiary of Great American® Life Insurance Company, which is a wholly-owned subsidiary of Great American Financial Resources®, Inc. (f/k/a American Annuity Group, SM Inc.)
Annuity Investors® Variable Account C is a segregated asset account of Annuity Investors Life Insurance Company.®
The following chart indicates the persons controlled by or under common control with the Company:

			% of Stock Owned
	State of	Date of	by Immediate
AFG ORGANIZATIONAL CHART	Domicile	Incorporation	Parent Company (1)	Nature of Business
American Financial Group, Inc.	Ohio	07/01/1997		Diversified Financial Holding Company
|__American Financial Capital Trust I	Delaware	09/14/1996	100	Statutory Business Trust
|__American Financial Enterprises, Inc.	Connecticut	01/01/1871	100 (2)	Closed End Investment Company
|__American Money Management Corporation	Ohio	03/01/1973	100	Securities Management Company
|__American Security Transfer Company Limited Partnership	Ohio	01/01/1991	93 34 (2)	Limited Partnership
|__APU Holding Company	Ohio	10/15/2003	100	Holding Company
|__American Premier Underwriters, Inc.	Pennsylvania	04/13/1846	100	Diversified Company
|__The Ann Arbor Railroad Company	Michigan	09/21/1895	99	Inactive
|__The Associates of the Jersey Company	New Jersey	11/10/1804	100	Inactive
|__Cal Coal, Inc.	Illinois	05/30/1979	100	Inactive
|__Great Southwest Corporation	Delaware	10/25/1978	100	Real Estate Developer
|__World Houston, Inc.	Delaware	05/30/1974	100	Real Estate Developer
|__Indiana Right of Way Company	Delaware	12/27/1962	100	Real Estate Management
|__The Indianapolis Union Railway Company	Indiana	11/19/1872	100	Inactive
|__Lehigh Valley Railroad Company	Pennsylvania	04/21/1846	100	Inactive
|__Magnolia Alabama Holdings, Inc.	Delaware	05/18/2004	100	Holding Company
|__Magnolia Alabama Holdings LLC	Alabama	05/24/2004	100	Real Estate
|__The Owasco River Railway, Inc.	New York	06/02/1881	100	Inactive
|__PCC Real Estate, Inc.	New York	12/15/1986	100	Holding Company
|__PCC Chicago Realty Corp	New York	12/23/1986	100	Real Estate Developer

			% of Stock Owned
	State of	Date of	by Immediate
AFG ORGANIZATIONAL CHART	Domicile	Incorporation	Parent Company (1)	Nature of Business
|__PCC Gun Hill Realty Corp	New York	12/18/1985	100	Real Estate Developer
|__PCC Michigan Realty, Inc.	Michigan	11/09/1987	100	Real Estate Developer
|__PCC Scarsdale Realty Corp	New York	06/01/1986	100	Real Estate Developer
|__PCC Technical Industries, Inc.	California	03/07/1955	100	Holding Company
|__ESC, Inc.	California	11/02/1962	100	Inactive
|__Marathon Manufacturing Companies, Inc.	Delaware	11/18/1983	100	Holding Company
|__Marathon Manufacturing Company	Delaware	12/07/1979	100	Inactive
|__PCC Maryland Realty Corp	Maryland	08/18/1993	100	Real Estate Holding Company
|__Penn Camarillo Realty Corp	California	11/24/1992	100	Real Estate Holding Company
|__Penn Central Energy Management Company	Delaware	05/11/1987	100	Inactive
|__Penn Towers, Inc.	Pennsylvania	08/01/1958	100	Inactive
|__Pennsylvania-Reading Seashore Lines	New Jersey	06/14/1901	66 67	Inactive
|__Pittsburgh and Cross Creek Railroad Company	Pennsylvania	08/14/1970	83	Inactive
|__Terminal Realty Penn Co	District of Columbia	09/23/1968	100	Inactive
|__United Railroad Corp	Delaware	11/25/1981	100	Inactive
|__Waynesburg Southern Railroad Company	Pennsylvania	09/01/1966	100	Inactive
|__GAI Insurance Company, Ltd	Bermuda	09/18/1989	100	Reinsurance
|__Hangar Acquisition Corp	Ohio	10/06/1995	100	Aircraft Investment
|__PLLS, Ltd	Washington	05/14/1990	100	Insurance Agency
|__Premier Lease & Loan Services Insurance Agency, Inc.	Washington	12/27/1983	100	Insurance Agency
|__Premier Lease & Loan Services of Canada, Inc.	Washington	02/28/1991	100	Insurance Agency
|__Republic Indemnity Company of America	California	12/05/1972	100	Workers’ Compensation Insurance
|__Republic Indemnity Company of California	California	10/13/1982	100	Workers’ Compensation Insurance
|__Risico Management Corporation	Delaware	01/10/1989	100	Risk Management
|__Dixie Terminal Corporation	Ohio	04/23/1970	100	Real Estate Holding Company
|__Fairmont Holdings, Inc.	Ohio	12/15/1983	100	Holding Company
|__Flextech Holding Co , Inc.	Ohio	08/31/2000	100	Packing Manufacturer
|__FWC Corporation	Ohio	03/16/1983	100	Financial Services Company
|__Great American Holding, Inc.	Ohio	07/25/2002	100	Holding Company
|__American Empire Surplus Lines Insurance Company	Delaware	07/15/1977	100	Excess and Surplus Lines Insurance
|__American Empire Insurance Company	Ohio	11/26/1979	100	Property/Casualty Insurance
|__American Empire Underwriters, Inc.	Texas	05/19/1976	100	Insurance Agency
|__Great American International Insurance Limited	Ireland	01/05/2004	100	Insurance Company
|__Mid-Continent Casualty Company	Oklahoma	02/26/1947	100	Property/Casualty Insurance
|__Mid-Continent Insurance Company	Oklahoma	08/13/1992	100	Property/Casualty Insurance

			% of Stock Owned
	State of	Date of	by Immediate
AFG ORGANIZATIONAL CHART	Domicile	Incorporation	Parent Company (1)	Nature of Business
|__Oklahoma Surety Company	Oklahoma	08/05/1968	100	Special Coverage Insurance Company
|__Great American Insurance Company	Ohio	03/07/1872	100	Property/Casualty Insurance
|__AFC Coal Properties, Inc.	Ohio	12/18/1996	100	Coal Mining Company
|__American Signature Underwriters, Inc.	Ohio	04/08/1996	100	Insurance Agency
|__Brothers Property Corporation	Ohio	09/08/1987	80	Real Estate Manager
|__Brothers Le Pavillon, LLC	Delaware	07/13/2006	100	Limited Liability Company Member
|__Brothers Le Pavillon (SPE), LLC	Delaware	07/13/2006	100	Real Estate Holding Company
|__Brothers Pennsylvanian Corporation	Pennsylvania	12/23/1994	100	Real Estate Manager
|__Brothers Property Management Corporation	Ohio	09/25/1987	100	Real Estate Management
|__Brothers Railyard Corporation	Texas	12/14/1993	100	Real Estate Manager
|__Crescent Centre Apartments	Ohio	03/15/2006	100 (2)	Real Estate
|__Crop Managers Insurance Agency, Inc.	Kansas	08/09/1989	100	Insurance Agency
|__Dempsey & Siders Agency, Inc.	Ohio	05/09/1956	100	Insurance Agency
|__Eden Park Insurance Brokers, Inc.	California	02/13/1990	100	Wholesale Agency/Brokerage for E&S Lines
|__El Aguila, Compañia de Seguros, S A de C V	Mexico	11/24/1994	100	Property/Casualty Insurance
|__Financiadora de Primas Condor, S A de C V	Mexico	03/16/1998	99	Premium Finance
|__Farmers Crop Insurance Alliance, Inc.	Kansas	03/30/1982	100	Insurance Services Provider
|__FCIA Management Company, Inc.	New York	09/17/1991	100	Servicing Agent
|__Foreign Credit Insurance Association	New York	01/01/1961	beneficial interest	UnInc. orporated Association
|__GAI Warranty Company	Ohio	01/25/2001	100	Service Warranty Provider
|__GAI Warranty Company of Florida	Florida	03/23/2001	100	Service Warranty Provider
|__GAI Warranty Company of Canada Inc.	Ontario (Toronto, CN)	04/17/2002	100	Service Contract Provider
|__Global Premier Finance Company	Ohio	08/25/1998	100	Premium Finance
|__Great American Agency of Texas, Inc.	Texas	01/25/1994	100	Managing General Agency
|__Great American Alliance Insurance Company	Ohio	09/11/1945	100	Property/Casualty Insurance
|__Great American Assurance Company	Ohio	03/23/1905	100	Property/Casualty Insurance
|__Great American Claims Services, Inc.	Delaware	06/10/1986	100	Management Holding Company
|__Great American Contemporary Insurance Company	Ohio	04/16/1996	100	Property/Casualty Insurance
|__Great American Custom Insurance Services Massachusetts, Inc.	Massachusetts	04/11/1994	100	Excess and Surplus Lines Broker
|__Great American E & S Insurance Company	Delaware	02/28/1979	100	Excess and Surplus Lines Insurance
|__Great American Fidelity Insurance Company	Delaware	01/12/1982	100	Excess and Surplus Lines Insurance
|__Great American Financial Resources, Inc.	Delaware	11/23/1992	81 88 (2)	Insurance Holding Company
|__AAG Holding Company, Inc.	Ohio	09/11/1996	100	Holding Company
|__American Annuity Group Capital Trust II	Delaware	03/04/1997	100	Financing Entity
|__Great American Financial Statutory Trust IV	Connecticut	04/21/2003	100	Financing Entity

			% of Stock Owned
	State of	Date of	by Immediate
AFG ORGANIZATIONAL CHART	Domicile	Incorporation	Parent Company (1)	Nature of Business
|__Great American Life Insurance Company		12/29/1961	100	Life Insurance Company
|__Annuity Investors Life Insurance Company	Ohio	11/13/1981	100	Life Insurance Company
|__Brothers Management, LLC	Florida	06/11/2004	99	Restaurants & Ships Store
|__CHATBAR, Inc.	Massachusetts	11/02/1993	100	Hotel Operator
|__Chatham Enterprises, Inc.	Massachusetts	03/29/1954	100	Real Estate Holding Company
|__Consolidated Financial Corporation	Michigan	09/10/1985	100	Retirement & Financial Planning Company
|__Driskill Holdings, Inc.	Texas	06/07/1995	beneficial interest	Real Estate Manager
|__GALIC — Bay Bridge Marina, LLC	Maryland	05/05/2005		Holding Company
|__GALIC Brothers, Inc.	Ohio	11/12/1993	80	Real Estate Management
|__Great American Life Insurance Company of New York	New York	12/23/1963	100	Life Insurance Company
|__Loyal American Holding Corporation	Ohio	09/20/2005	100	Holding Company
|__Loyal American Life Insurance Company	Ohio	05/18/1955	100	Life Insurance Company
|__ADL Financial Services, Inc.	North Carolina	09/10/1970	100	Inactive
|__American Retirement Life Insurance Company	Ohio	05/12/1978	100	Life Insurance Company
|__Great American Life Assurance Company	Ohio	08/10/1967	100	Life Insurance Company
|__Purity Financial Corporation	Florida	12/12/1991	100	Credit Union Marketing
|__Manhattan National Life Insurance Company	Illinois	12/20/1956	100	Life Insurance Company
|__Old West Annuity & Life Insurance Company	Arizona	11/05/1964	100	Life Insurance Company
|__Skipjack Marina Corp	Maryland	06/24/1999	100	Marina Operator
|__United Teacher Associates, Ltd	Texas	12/17/1998	100 (2)	Holding Company - Limited Partnership
|__United Teacher Associates Insurance Company	Texas	12/15/1958	100	Life Insurance Company
|__United Agency Brokerage GP Inc.	Texas	05/19/2003	100	Intermediate Holding Company
|__United Agency Brokerage, LP	Texas	05/19/2003	100	Insurance Agency
|__AAG Insurance Agency, Inc.	Kentucky	12/06/1994	100	Insurance Agency
|__Ceres Group, Inc.	Delaware	10/22/1998	100	Holding Company
|__Central Reserve Life Insurance Company	Ohio	07/02/1963	100	Life Insurance Company
|__Provident American Life & Health Insurance Company	Ohio	04/06/1949	100	Life Insurance Company
|__United Benefit Life Insurance Company	Ohio	06/26/1957	100	Life Insurance Company
|__Ceres Administrators, L L C	Delaware	12/04/1998	100	Administration Company
|__Continental Association Management Corp	Delaware	01/15/2000	100	Inactive
|__Ceres Financial Services, Inc.	Ohio	02/20/1984	100	Inactive
|__Ceres Health Care, Inc.	Delaware	12/10/1998	100	Managed Care Administrator
|__Ceres Marketing, LLC	Delaware	10/11/2000	100	Inactive
|__Ceres Net, Inc.	Delaware	12/10/1998	100	Inactive
|__Ceres Sales, LLC	Delaware	10/19/1999	100	Insurance Agency
|__Ceres Sales of Ohio, LLC	Ohio	11/07/2001	100	Insurance Agency
|__HealthMark Sales, LLC	Delaware	02/25/2000	100	Inactive

			% of Stock Owned
	State of	Date of	by Immediate
AFG ORGANIZATIONAL CHART	Domicile	Incorporation	Parent Company (1)	Nature of Business
|__Great American Senior Benefits LLC	Ohio	05/25/2001	100	Insurance Agency
|__Ceres Savers Plan, Inc.	Delaware	01/14/1999	100	Inactive
|__Continental General Corporation	Nebraska	02/12/1988	100	Holding Company
|__Continental General Insurance Company	Nebraska	05/24/1961	100	Life Insurance Company
|__Continental Print & Photo Co	Nebraska	02/13/1975	100	Inactive
|__QQLink com, Inc.	Delaware	01/15/2000	99	On-Line Insurance
|__QQAgency, Inc.	Delaware	02/22/2000	100	Inactive
|__QQAgency Insurance Agency of Massachusetts, Inc.	Massachusetts	09/13/2000	100	Insurance Agency
|__QQAgency of Ohio, Inc.	Ohio	05/25/2001	100	Insurance Agency
|__QQAgency of Texas, Inc.	Texas	09/07/2000	100	Insurance Agency
|__QQBiz com, Inc.	Delaware	03/23/2000	100	Inactive
|__Senior Savers Plus, Inc.	Delaware	03/26/2001	100	Inactive
|__Great American Advisors, Inc.	Ohio	12/10/1993	100	Broker-Dealer
|__Great American Plan Administrators, Inc.	Ohio	05/31/1994	100	Payroll Servicer
|__Lifestyle Financial Investments, Inc.	Ohio	12/29/1993	100	Marketing Services
|__SPELCO (UK) Ltd	United Kingdom		99	Inactive
|__SWTC Hong Kong Ltd	Hong Kong		100	Inactive
|__SWTC, Inc.	Delaware		100	Inactive
|__Great American Insurance Agency, Inc.	Ohio	04/20/1999	100	Insurance Agency
|__Great American Insurance Company of New York	New York	08/22/1947	100	Property/Casualty Insurance
|__Great American Lloyd’s Insurance Company	Texas	10/09/1979	beneficial interest	Lloyd's Plan Insurer
|__Great American Lloyd’s, Inc.	Texas	08/02/1983	100	Corporate Attorney-in-Fact
|__Great American Management Services, Inc.	Ohio	12/05/1974	100	Data Processing and Equipment Leasing
|__Great American Protection Insurance Company	Ohio	01/08/1990	100	Surplus Lines Insurance
|__Great American Re Inc.	Delaware	05/14/1971	100	Reinsurance Intermediary
|__Great American Security Insurance Company	Ohio	07/01/1987	100	Property/Casualty Insurance
|__Great American Spirit Insurance Company	Ohio	04/05/1988	100	Property/Casualty Insurance
|__Grizzly Golf Center, Inc.	Ohio	11/08/1993	100	Golf Course Management
|__Key Largo Group, Inc.	Florida	02/25/1969	100	Land Developer
|__National Interstate Corporation	Ohio	01/26/1989	53 78	Holding Company
|__American Highways Insurance Agency (OH)	Ohio	06/29/1999	100	Insurance Agency
|__Explorer RV Insurance Agency, Inc.	Ohio	07/17/1997	100	Insurance Agency
|__Hudson Indemnity, Ltd	Cayman Islands	06/12/1996	100	Property/Casualty Insurance

			% of Stock Owned
	State of	Date of	by Immediate
AFG ORGANIZATIONAL CHART	Domicile	Incorporation	Parent Company (1)	Nature of Business
|__Hudson Management Group, Ltd	Virgin Islands	07/29/2004	100	Insurance Administrative Services
|__National Interstate Capital Trust I	Delaware	05/22/2003	100	Financing Entity
|__National Interstate Insurance Agency, Inc.	Ohio	02/13/1989	100	Insurance Agency
|__Commercial For Hire Transportation Purchasing Group	South Carolina	01/23/2004	beneficial interest	Purchasing Group
|__National Interstate Insurance Company	Ohio	02/10/1989	100	Property/Casualty Insurance
|__National Interstate Insurance Company of Hawaii, Inc.	Hawaii	09/20/1999	100	Property/Casualty Insurance
|__Triumphe Casualty Company	Pennsylvania	10/26/1981	100	Property/Casualty Insurance
|__Safety Claims and Litigation Services, LLC	Montana	08/24/2006	100	Loss Control Consulting Company
|__Safety, Claims & Litigation Services, Inc.	Pennsylvania	06/23/1995	100	Claims Third Party Administrator
|__Penn Central U K Limited	United Kingdom	10/28/1992	100	Insurance Holding Company
|__Insurance (GB) Limited	United Kingdom	05/13/1992	100	Property/Casualty Insurance
|__PLLS Canada Insurance Brokers Inc.	Ontario (Toronto, CN)	06/13/2001	49	Insurance Agency
|__Premier Dealer Services, Inc.	Illinois	06/24/1998	100	Third Party Administrator
|__Professional Risk Brokers of Connecticut, Inc.	Connecticut	07/09/1992	100	Wholesale Agency/Brokerage for E&S Lines
|__Professional Risk Brokers, Inc.	Illinois	03/01/1990	100	Wholesale Agency/Brokerage for E&S Lines
|__Worldwide Casualty Insurance Company	Ohio	02/17/1981	100	Property/Casualty Insurance
|__One East Fourth, Inc.	Ohio	02/03/1964	100	Real Estate Holding Company
|__Pioneer Carpet Mills, Inc.	Ohio	04/29/1976	100	Inactive
|__Superior NWVN of Ohio, Inc.	Ohio	05/05/2000	100	Holding Company
|__TEJ Holdings, Inc.	Ohio	12/04/1984	100	Real Estate Holding Company
|__Three East Fourth, Inc.	Ohio	08/10/1966	100	Real Estate Holding Company

(1)	Except Directors Qualifying Shares
(2)	Total percentage owned by parent shown and by other affiliated company(s)

Item 27. Number of Contract Owners and Certificate Owners
As of March 31, 2007, there were 2,912 Individual Contract Owners of which 2,825 contracts were qualified and 87 contracts were non-qualified.
As of March 31, 2007, there were 0 Participants (Certificate Owners) in 0 Group Contracts.
Item 28. Indemnification
The Code of Regulations of Annuity Investors Life Insurance Company provides in Article V as follows:
The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.
Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $20,000,000 for the policy year ending                                             . The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

Item 29. Principal Underwriter
(a)	Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors®Variable Account C.

Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	Directors and Officers of Great American Advisors®, Inc.

Name and Principal Business Address	Position with Great American Advisors®, Inc.

James Lee Henderson (1)	President and Director
James T. McVey (1)	Chief Operating Officer and Senior Vice President
Mark Francis Muething (1)	Vice President, Secretary and Director
Peter J. Nerone (1)	Vice President
Paul Ohlin (1)	Treasurer
Thomas E. Mischell (1)	Assistant Treasurer
Shawn Mihal	Chief Compliance Officer

(1)	525 Vine Street, 7th Floor, Cincinnati, Ohio 45202.
(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.
Item 30. Location of Accounts and Records
All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained at the Administrative Office.

Item 31. Management Services
Not Applicable.
Item 32. Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.
(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.
(d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Port-Effective Amendment to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 23rd of April 2006.

ANNUITY INVESTORS® VARIABLE ACCOUNT (Registrant)
By:	/s/ Charles R. Scheper
Charles R. Scheper*
President, Chief Executive Officer and Director Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY® (Depositor)
By:	/s/ Charles R. Scheper
Charles R. Scheper*
President, Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/Charles R. Scheper	Chief Executive Officer and Director	April 23, 2007
Charles R. Scheper*

/s/ Richard L. Magoteaux	Treasurer	April 23, 2007
Richard L. Magoteaux*

/s/ Stephen Craig Lindner	Director	April 23, 2007
Stephen Craig Lindner*

/s/ Christopher Miliano	Director	April 23, 2007
Christopher Miliano*

/s/ Mark Francis Muething	Director	April 23, 2007
Mark Francis Muething*

/s/ Michael J. Prager	Director	April 23, 2007
Michael J. Prager*

/s/ John P. Gruber
*John P. Gruber, as Attorney-in-Fact		April 23, 2007

EXHIBIT INDEX

Exhibit No.	Description of Exhibit
10.	Consent of Ernst & Young LLP
99.	Powers of Attorney